Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2023

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (21.51%)
Argentina (0.07%)
Adecoagro SA	132,776	$1,473,814

Australia (1.27%)
Allkem, Ltd.(a)	259,065	2,578,887
Beach Energy, Ltd.	937,818	1,017,341
BHP Group, Ltd.	101,958	3,151,003
BlueScope Steel, Ltd.	31,560	462,983
Champion Iron, Ltd.	271,301	1,089,753
Coronado Global Resources, Inc.(b)(c)	888,401	996,554
Elders, Ltd.	140,055	685,806
Evolution Mining, Ltd.	212,323	527,684
Fortescue Metals Group, Ltd.	69,875	1,017,552
IGO, Ltd.	41,981	389,141
Iluka Resources, Ltd.	229,089	1,572,644
Incitec Pivot, Ltd.	1,606,675	3,259,195
Liontown Resources, Ltd.(a)	128,618	232,396
Newcrest Mining, Ltd.	76,255	1,353,348
Nickel Industries, Ltd.	987,973	547,488
Northern Star Resources, Ltd.	65,644	507,511
Nufarm, Ltd.	147,504	532,051
Perseus Mining, Ltd.	326,829	380,886
Sandfire Resources NL(a)	186,337	843,596
South32, Ltd.	1,248,951	3,255,011
Woodside Energy Group, Ltd.	17,900	456,770
		24,857,600

Austria (0.07%)
OMV AG	15,850	714,513
voestalpine AG	18,655	617,389
		1,331,902

Brazil (0.19%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	129,920	1,586,323
Petroleo Brasileiro SA, Sponsored ADR	92,211	1,353,657
Vale SA, Sponsored ADR	57,226	837,216
		3,777,196

Canada (4.31%)
Advantage Energy, Ltd.(a)	158,100	1,115,027
Agnico Eagle Mines, Ltd.	10,337	541,762
Agnico-Eagle Mines, Ltd.	48,394	2,537,047
Alamos Gold, Inc., Class A	223,304	2,757,804
Algoma Steel Group, Inc.	187,216	1,447,180
ARC Resources, Ltd.	48,200	728,126
B2Gold Corp.	1,251,669	4,368,325
Barrick Gold Corp.	73,385	1,268,826
Baytex Energy Corp.	1,542,100	6,221,493
Birchcliff Energy, Ltd.	264,700	1,581,797
Boralex, Inc., Class A	35,100	908,211
Canadian Natural Resources, Ltd.	66,400	4,037,930
Canfor Corp.(a)	73,700	1,163,081

	Shares	Value (Note 2)
Canada (continued)
Capstone Copper Corp.(a)	228,000	$1,191,309
Cenovus Energy, Inc.	121,200	2,305,158
Centerra Gold, Inc.	227,200	1,457,636
Crescent Point Energy Corp.	617,000	5,001,881
Dundee Precious Metals, Inc.	156,900	1,091,095
Eldorado Gold Corp.(a)	50,871	499,045
Enerplus Corp.	114,611	1,916,296
Equinox Gold Corp.	256,686	1,352,735
First Majestic Silver Corp.	70,099	468,261
First Quantum Minerals, Ltd.	6,300	186,852
Franco-Nevada Corp.	15,119	2,204,955
Imperial Oil, Ltd.	49,700	2,677,502
Innergex Renewable Energy, Inc.	67,100	658,966
Ivanhoe Mines, Ltd., Class A(a)	39,800	421,950
Logan Energy Corp/CA(a)	76,500	64,395
MEG Energy Corp.(a)	221,100	3,941,957
NexGen Energy, Ltd.(a)	259,400	1,272,755
Northland Power, Inc.	201,300	3,894,258
Nutrien, Ltd.	29,800	2,053,559
NuVista Energy, Ltd.(a)	160,600	1,387,202
Pan American Silver Corp.	43,934	741,606
Peyto Exploration & Development Corp.	96,900	836,251
PrairieSky Royalty, Ltd.	56,500	1,123,016
Spartan Delta Corp.	76,500	251,780
Suncor Energy, Inc.	74,600	2,334,202
Teck Resources, Ltd., Class B	20,501	910,859
Topaz Energy Corp.	21,000	341,599
Torex Gold Resources, Inc.(a)	77,300	1,084,480
Tourmaline Oil Corp.	20,200	1,046,880
Vermilion Energy, Inc.	509,300	7,098,878
West Fraser Timber Co., Ltd.	34,900	2,940,425
Wheaton Precious Metals Corp.	13,410	601,170
Whitecap Resources, Inc.	415,200	3,315,555
		85,351,077

Chile (0.03%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,858	652,746

Denmark (0.50%)
FLSmidth & Co. A/S	21,846	1,034,699
Orsted AS(b)(c)	47,089	4,107,624
Vestas Wind Systems A/S(a)	172,211	4,615,398
		9,757,721

Finland (0.14%)
Metso Corporation	159,987	1,816,235
Outokumpu Oyj	190,862	987,992
		2,804,227

France (0.04%)
TotalEnergies SE, ADR	14,149	860,967

Germany (0.76%)
Bayer AG	79,364	4,637,057
Encavis AG(a)	44,088	739,001
K+S AG	354,265	6,748,369
Nordex SE(a)	73,304	1,036,492

	Shares	Value (Note 2)
Germany (continued)
Salzgitter AG	10,429	$361,202
SMA Solar Technology AG(a)	7,899	752,555
Suedzucker AG	11,836	204,966
thyssenkrupp AG	17,747	141,078
		14,620,720

Great Britain (0.91%)
Anglo American PLC	117,623	3,613,781
Atlantica Sustainable Infrastructure PLC	66,880	1,613,146
BP PLC, Sponsored ADR	18,933	706,201
CNH Industrial N.V.	28,290	406,244
Drax Group PLC	98,601	765,312
Endeavour Mining PLC	47,300	1,142,819
Evraz PLC(a)(d)(e)	91,946	1,180
Harbour Energy PLC	436,458	1,492,743
Pennon Group PLC	37,908	342,004
Rio Tinto PLC, Sponsored ADR	41,812	2,782,589
Severn Trent PLC	53,530	1,754,541
Subsea 7 SA	62,311	836,445
United Utilities Group PLC	152,136	1,950,488
Weir Group PLC	28,885	680,227
		18,087,720

India (0.02%)
ReNew Energy Global PLC(a)	58,125	360,375

Israel (0.07%)
ICL Group, Ltd.	210,944	1,411,215

Italy (0.29%)
Eni SpA, ADR	186,783	3,828,071
ERG SpA	13,743	394,988
Saipem SpA(a)	901,560	1,443,289
		5,666,348

Japan (1.05%)
Daido Steel Co., Ltd.	5,200	222,416
Dowa Holdings Co., Ltd.	29,400	948,140
Inpex Corp.	288,433	3,715,274
Japan Petroleum Exploration Co., Ltd.	39,800	1,365,227
JFE Holdings, Inc.	12,600	203,439
Kurita Water Industries, Ltd.	49,416	1,983,031
MEIJI Holdings Co., Ltd.	150,000	3,466,770
Mitsubishi Materials Corp.	36,700	655,500
Morinaga Milk Industry Co., Ltd.	23,000	775,532
NH Foods, Ltd.	40,500	1,168,327
Nisshin Seifun Group, Inc.	83,800	1,039,069
OSAKA Titanium Technologies Co., Ltd.	49,700	1,250,666
Sumitomo Forestry Co., Ltd.	86,559	2,086,323
Sumitomo Metal Mining Co., Ltd.	16,400	566,475
Tokyo Steel Manufacturing Co., Ltd.	76,200	920,195
UACJ Corp.	9,800	195,842
		20,562,226

Luxembourg (0.12%)
APERAM SA	14,100	445,247

	Shares	Value (Note 2)
Luxembourg (continued)
ArcelorMittal	14,925	$430,736
ArcelorMittal SA	48,939	1,415,168
Ternium SA, Sponsored ADR	3,742	167,080
		2,458,231

Malaysia (0.02%)
Lynas Rare Earths, Ltd.(a)	73,542	332,450

Mexico (0.01%)
Fresnillo PLC	21,852	173,367

Netherlands (0.30%)
AMG Critical Materials NV	23,373	955,479
Fugro N.V.(a)	70,271	1,251,666
OCI N.V.	112,576	3,203,372
SBM Offshore N.V.	47,369	688,009
		6,098,526

Norway (1.42%)
Aker BP ASA	227,468	6,358,301
Equinor ASA	197,188	6,000,245
Mowi ASA	159,513	2,805,432
NEL ASA(a)	476,921	648,205
Norsk Hydro ASA	398,216	2,608,921
Salmar ASA	33,962	1,569,248
Scatec ASA(b)(c)	126,055	1,052,215
Var Energi ASA	321,406	979,911
Yara International ASA	161,451	6,601,378
		28,623,856

Peru (0.04%)
Cia de Minas Buenaventura SAA, ADR	108,938	841,001

South Africa (0.32%)
African Rainbow Minerals, Ltd.	69,024	774,813
Anglo Platinum, Ltd.	5,867	292,114
AngloGold Ashanti, Ltd., Sponsored ADR	15,979	354,734
Impala Platinum Holdings, Ltd.	327,499	2,362,333
Kumba Iron Ore, Ltd.	51,422	1,404,895
Northam Platinum Holdings, Ltd.(a)	129,130	1,091,021
		6,279,910

Spain (0.34%)
Acerinox SA	44,206	465,244
Corp ACCIONA Energias Renovables SA	22,353	703,401
Fluidra SA	105,756	2,339,540
Iberdrola SA	112,448	1,403,900
Repsol SA	104,297	1,593,984
Solaria Energia y Medio Ambiente SA	18,123	283,452
		6,789,521

Sweden (0.52%)
AAK AB	17,147	329,374
Boliden AB	171,671	5,057,302
Epiroc AB, Class A	44,264	883,480

	Shares	Value (Note 2)
Sweden (continued)
Holmen AB, B Shares	32,420	$1,248,889
OX2 AB(a)	28,026	175,322
SSAB AB, A Shares	190,388	1,207,831
Svenska Cellulosa AB SCA, Class B	112,748	1,497,394
		10,399,592

Switzerland (0.03%)
Bucher Industries AG	799	355,498
Meyer Burger Technology AG(a)	487,627	293,846
		649,344

United States (8.67%)
AGCO Corp.	9,702	1,291,336
Albemarle Corp.	2,999	636,628
Alcoa Corp.	45,608	1,650,554
American Water Works Co., Inc.	3,196	471,186
Antero Resources Corp.(a)	3,650	97,638
Archer-Daniels-Midland Co.	78,277	6,650,414
Archrock, Inc.	106,585	1,242,781
Array Technologies, Inc.(a)	170,223	3,242,748
ATI, Inc.(a)	5,191	247,507
Baker Hughes Co.	98,549	3,527,069
Brookfield Renewable Corp.	5,902	183,965
Bunge, Ltd.	48,691	5,291,251
California Water Service Group	26,453	1,402,538
Callon Petroleum Co.(a)	53,150	1,996,314
Cal-Maine Foods, Inc.	99,340	4,588,515
CF Industries Holdings, Inc.	30,244	2,482,428
ChampionX Corp.	78,654	2,800,082
Chevron Corp.	13,058	2,137,072
Chord Energy Corp.	11,485	1,801,307
Civitas Resources, Inc.	24,990	1,870,751
Cleveland-Cliffs, Inc.(a)	21,936	387,170
CNX Resources Corp.(a)	16,086	328,154
Commercial Metals Co.	24,338	1,392,620
Compass Minerals International, Inc.	42,010	1,590,919
Comstock Resources, Inc.	69,631	887,795
ConocoPhillips	20,085	2,364,406
Corteva, Inc.	74,296	4,192,523
Coterra Energy, Inc.	49,341	1,358,851
Darling Ingredients, Inc.(a)	30,413	2,106,100
Deere & Co.	2,795	1,200,732
Devon Energy Corp.	75,716	4,088,664
Earthstone Energy, Inc., Class A(a)	78,931	1,261,317
EOG Resources, Inc.	14,389	1,906,974
EQT Corp.	25,149	1,060,785
Expro Group Holdings NV(a)	37,837	839,603
Exxon Mobil Corp.	13,475	1,445,059
FMC Corp.	48,606	4,677,355
Freeport-McMoRan, Inc.	77,795	3,473,547
Fresh Del Monte Produce, Inc.	11,731	311,810
Green Plains, Inc.(a)	33,207	1,179,181
Halliburton Co.	86,361	3,374,988
Hecla Mining Co.	49,078	282,689
Helmerich & Payne, Inc.	94,529	4,232,064
Hess Corp.	4,107	623,155
HF Sinclair Corp.	22,080	1,150,147
Hormel Foods Corp.	77,021	3,148,618
Ingredion, Inc.	47,900	5,329,353

	Shares	Value (Note 2)
United States (continued)
Kinder Morgan, Inc.	5,763	$102,063
Kosmos Energy, Ltd.(a)	13,654	96,943
Liberty Energy, Inc., Class A	194,351	3,200,961
Magnolia Oil & Gas Corp., Class A	133,976	2,967,568
Marathon Petroleum Corp.	24,420	3,248,348
Matador Resources Co.	4,124	229,418
Mosaic Co.	8,373	341,283
MP Materials Corp.(a)	15,486	369,341
Murphy Oil Corp.	44,425	1,922,270
National Fuel Gas Co.	3,154	167,509
National Oilwell Varco, Inc.	18,715	375,797
Newmont Corp.	48,463	2,080,032
NexTier Oilfield Solutions, Inc.(a)	280,032	3,337,981
Noble Corp. PLC	27,960	1,461,469
Northern Oil and Gas, Inc.	6,053	238,307
Nucor Corp	9,995	1,720,040
Oceaneering International, Inc.(a)	82,594	1,854,235
Patterson-UTI Energy, Inc.	238,580	3,779,108
PDC Energy, Inc.	19,574	1,485,471
Permian Resources Corp.	55,131	644,481
Phillips 66	8,398	936,797
Pilgrim's Pride Corp.	2,948	73,022
Pioneer Natural Resources Co.	10,925	2,465,445
Plug Power, Inc.(a)	4,791	62,858
PotlatchDeltic Corp., REIT	17,351	930,534
Range Resources Corp.	22,102	694,666
REC Silicon ASA(a)	596,207	1,016,223
Royal Gold, Inc.	2,822	339,035
Schlumberger NV	25,372	1,480,202
Shoals Technologies Group, Inc., Class A(a)	36,675	952,083
SM Energy Co.	118,836	4,312,559
Southern Copper Corp.	22,678	1,982,964
Southwestern Energy Co.(a)	392,934	2,546,212
SSR Mining, Inc.	171,453	2,496,369
Steel Dynamics, Inc.	10,989	1,171,208
SunCoke Energy, Inc.	35,317	313,615
Sunnova Energy International, Inc.(a)	18,148	320,494
SunPower Corp.(a)	118,005	1,164,709
Talos Energy, Inc.(a)	6,851	109,616
Tidewater, Inc.(a)	26,483	1,671,342
TimkenSteel Corp.(a)	53,046	1,235,972
Titan International, Inc.(a)	30,454	380,370
Tronox Holdings PLC, Class A	29,466	391,603
Tyson Foods, Inc., Class A	60,219	3,355,403
United States Steel Corp.	108,613	2,769,632
US Silica Holdings, Inc.(a)	105,682	1,374,923
Valero Energy Corp.	15,840	2,041,934
Vital Energy, Inc.(a)	29,415	1,552,524
W&T Offshore, Inc.(a)	331,440	1,451,707
Warrior Met Coal, Inc.	57,204	2,531,277
Williams Cos., Inc.	1,855	63,905
		169,618,491

TOTAL COMMON STOCKS
(Cost $368,270,205)		423,840,143

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (0.18%)
United States (0.18%)
Black Stone Minerals LP	71,159	$1,262,361
Energy Transfer LP	4,974	66,104
Enterprise Products Partners LP	10,676	283,021
Magellan Midstream Partners LP	2,054	136,119
MPLX LP	1,555	55,218
Plains All American Pipeline LP	3,090	45,979
Viper Energy Partners LP	61,929	1,679,514
		3,528,316

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,662,008)		3,528,316

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (78.07%)
U.S. Treasury Bonds (78.07%)
United States Treasury Bill
4.756%, 8/1/23	$190,100,000	$190,100,000
4.870%, 8/8/23	27,500,000	27,472,041
4.992%, 8/15/23(f)	85,500,000	85,324,897
4.973%, 8/22/23(f)	210,800,000	210,154,579
4.735%, 8/24/23(f)	27,500,000	27,407,596
4.625%, 9/7/23(f)	105,000,000	104,432,493
4.578%, 9/14/23(f)	105,800,000	105,119,630
4.754%, 10/12/23(f)	60,000,000	59,367,900
5.265%, 11/21/23	105,000,000	103,277,650
5.285%, 11/28/23	190,100,000	186,778,980
United States Treasury Inflation Indexed Bonds
0.500%, 4/15/24(f)	359,798,784	351,471,116
0.125%, 7/15/24(f)	90,226,724	87,632,118
		1,538,539,000
TOTAL GOVERNMENT BONDS
(Cost $1,542,340,202)		1,538,539,000

Value
(Note 2)
TOTAL INVESTMENTS (99.76%)
(Cost $1,914,272,415)	$1,965,907,459

Other Assets In Excess Of Liabilities (0.24%)	4,725,356
NET ASSETS - 100.00%	$1,970,632,815

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the market value of those securities was $6,156,393 representing 0.31% of the Fund's net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2023 the aggregate market value of those securities was $6,156,393 representing 0.31% of net assets.
(d)	Fair valued security; valued by the valuation designee in accordance with the procedures approved by the Fund’s Board of Trustees. As of July 31, 2023, these securities had a total value of $1,180 or less than 0.005% of total net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(f)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $195,440,539.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Fair Value/Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	1,399	08/31/23	$119,516,570	$7,558,496
Coffee 'C' Future	Morgan Stanley	Short	(78)	09/19/23	(4,816,013)	337,399
Copper Future	Morgan Stanley	Long	127	09/27/23	12,725,400	629,730
Corn Future	Morgan Stanley	Short	(801)	09/14/23	(20,185,200)	2,497,855
Hard Red Winter Wheat Future	Morgan Stanley	Long	182	09/14/23	7,396,025	177,911
Lean Hogs Future	Morgan Stanley	Long	59	08/14/23	2,457,350	203,929
Lean Hogs Future	Morgan Stanley	Long	246	10/13/23	8,462,400	51,838
Live Cattle Future	Morgan Stanley	Short	(553)	12/29/23	(40,568,080)	648,122
LME Lead Future	Morgan Stanley	Long	307	08/14/23	16,499,331	682,237
LME Nickel Future	Morgan Stanley	Long	177	08/14/23	23,498,874	1,314,273
LME Zinc Future	Morgan Stanley	Long	718	08/14/23	46,155,015	3,988,505
Low Su Gasoil G Future	Morgan Stanley	Long	491	09/12/23	42,226,000	1,423,615
Natural Gas Future	Morgan Stanley	Long	1,394	08/29/23	36,717,960	298,895
Platinum Future	Morgan Stanley	Long	635	10/27/23	30,435,550	440,145
Silver Future	Morgan Stanley	Long	807	09/27/23	100,762,020	4,834,928
Sugar #11 (World)	Morgan Stanley	Long	7	09/29/23	189,022	6,708
Sugar #11 (World)	Morgan Stanley	Short	(1,155)	02/29/24	(31,421,544)	1,472,753
Wheat (CBT)	Morgan Stanley	Long	1,470	09/14/23	48,932,625	605,488
					$398,983,305	$27,172,827

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Fair Value/Unrealized Depreciation
Cocoa Future	Morgan Stanley	Short	(420)	09/14/23	$(14,901,600)	$(1,794,412)
Cocoa Future	Morgan Stanley	Short	(1,517)	12/13/23	(53,747,310)	(7,486,756)
Cotton No.2 Future	Morgan Stanley	Short	(901)	12/06/23	(38,166,360)	(1,093,864)
Frzn Concentrated OJ	Morgan Stanley	Short	(81)	09/11/23	(3,841,830)	(773,029)
Frzn Concentrated OJ	Morgan Stanley	Short	(96)	01/10/24	(4,193,280)	(434,053)
Gasoline RBOB Future	Morgan Stanley	Short	(316)	11/30/23	(32,177,964)	(3,796,053)
Gold 100 Oz Future	Morgan Stanley	Long	696	12/30/13	139,840,320	(162,751)
Live Cattle Future	Morgan Stanley	Short	(155)	10/31/23	(11,130,550)	(922,016)
LME Aluminum Future	Morgan Stanley	Short	(178)	08/14/23	(10,041,470)	(611,338)
Natural Gas Future	Morgan Stanley	Short	(581)	11/28/23	(20,701,030)	(169,253)
NY Harb ULSD	Morgan Stanley	Short	(360)	11/30/23	(43,123,752)	(5,855,250)
Soybean Future	Morgan Stanley	Short	(197)	11/14/23	(13,117,738)	(1,539,544)
Soybean Future	Morgan Stanley	Long	1,319	12/14/23	47,476,086	(625,752)
Soybean Meal Future	Morgan Stanley	Long	1,196	12/14/23	47,349,640	(1,571,429)
WTI Crude Future	Morgan Stanley	Short	(193)	08/22/23	(15,787,400)	(1,528,724)
WTI Crude Future	Morgan Stanley	Short	(2,560)	11/20/23	(205,696,000)	(22,018,013)
					$(231,960,238)	$(50,382,237)

TOTAL RETURN SWAP CONTRACTS(a)

Swap		Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Appreciation
UBS Group AG	CRB 3m Fwd TR Index**	$281,523,859	USB3MTA + 25 bps	11/30/2023	$281,523,868	$9
Citigroup	CRB 3m Fwd TR Index**	112,869,043	USB3MTA + 24 bps	9/29/2023	112,869,047	4
Citigroup	CRB TR Index**	253,685,601	USB3MTA + 21 bps	10/2/2023	253,685,604	3
Goldman Sachs	CRB 3m Fwd TR Index**	231,138,898	USB3MTA + 25 bps	9/29/2023	231,138,901	3
Societe Generale	CRB 3m Fwd TR Index**	157,911,507	USB3MTA + 24 bps	11/30/2023	157,911,509	2
Bank Of America - Merrill Lynch	CRB TR Index**	153,787,046	USB3MTA + 21 bps	7/1/2024	153,787,047	1
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	195,759,480	USB3MTA + 25 bps	7/1/2024	195,759,480	0
		$1,386,675,434			$1,386,675,456	$22

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India ESG Fund
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.82%)
Communication Services (3.61%)
Wireless Telecommunication Services (3.61%)
Bharti Airtel, Ltd.	1,274,640	$13,804,325
Bharti Airtel, Ltd. partly paid	78,914	472,754
		14,277,079

TOTAL COMMUNICATION SERVICES		14,277,079

Consumer Discretionary (9.37%)
Automobile Components (1.98%)
MRF, Ltd.	3,241	4,060,302
Sansera Engineering, Ltd.(a)(b)	322,769	3,759,258
		7,819,560

Automobiles (3.14%)
Mahindra & Mahindra, Ltd.	262,435	4,711,894
Maruti Suzuki India, Ltd.	64,263	7,679,620
		12,391,514

Hotels, Restaurants & Leisure (1.65%)
Jubilant Foodworks, Ltd.	387,118	2,255,423
Zomato, Ltd.(c)	4,163,272	4,261,999
		6,517,422

Household Durables (1.33%)
Crompton Greaves Consumer Electricals, Ltd.	1,469,093	5,254,847

Specialty Retail (0.03%)
Cartrade Tech, Ltd.(c)	19,072	116,456

Textiles, Apparel & Luxury Goods (1.24%)
Titan Co., Ltd.	134,337	4,909,242

TOTAL CONSUMER DISCRETIONARY		37,009,041

Consumer Staples (6.22%)
Food Products (0.51%)
Bikaji Foods International, Ltd.	340,151	2,005,784

Personal Care Products (5.71%)
Dabur India, Ltd.	679,907	4,763,200
Emami, Ltd.	664,383	3,740,576
Godrej Consumer Products, Ltd.(c)	281,319	3,546,510
Hindustan Unilever, Ltd.	338,262	10,537,071
		22,587,357

TOTAL CONSUMER STAPLES		24,593,141

Energy (7.11%)
Oil, Gas & Consumable Fuels (7.11%)
Aegis Logistics, Ltd.	790,603	3,675,313

		Value
	Shares	(Note 2)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries, Ltd.	787,168	$24,436,042
		28,111,355

TOTAL ENERGY		28,111,355

Financials (31.42%)
Banks (21.99%)
AU Small Finance Bank, Ltd.(a)(b)	634,121	5,638,580
Axis Bank, Ltd.	1,580,433	18,348,028
HDFC Bank, Ltd., ADR	62,825	4,289,691
HDFC Bank, Ltd.	739,579	14,847,855
ICICI Bank, Ltd., Sponsored ADR	591,286	14,527,897
ICICI Bank, Ltd.	1,539,879	18,767,239
IndusInd Bank, Ltd.	607,082	10,480,842
		86,900,132

Consumer Finance (4.73%)
Bajaj Finance, Ltd.	136,300	12,117,051
Mahindra & Mahindra Financial Services, Ltd.	1,219,674	4,419,513
SBI Cards & Payment Services, Ltd.	206,589	2,150,604
		18,687,168

Financial Services (1.16%)
Aavas Financiers, Ltd.(c)	242,643	4,570,593

Insurance (2.91%)
HDFC Life Insurance Co., Ltd.(a)(b)	822,249	6,469,666
PB Fintech, Ltd.(c)	565,584	5,041,058
		11,510,724

Investment Companies (0.63%)
Jio Financial Services, Ltd.(c)	787,168	2,506,056

TOTAL FINANCIALS		124,174,673

Health Care (8.05%)
Health Care Providers & Services (4.43%)
Dr Lal PathLabs, Ltd.(a)(b)	10,748	304,357
Fortis Healthcare, Ltd.	1,351,094	5,689,686
Max Healthcare Institute, Ltd.(c)	1,317,481	9,535,768
Vijaya Diagnostic Centre Pvt, Ltd.	363,923	1,989,917
		17,519,728

Life Sciences Tools & Services (0.29%)
Tarsons Products, Ltd.(c)	155,267	1,132,879

Pharmaceuticals (3.33%)
Alkem Laboratories, Ltd.	104,092	5,037,321
Cipla, Ltd.	258,572	3,698,163
Sun Pharmaceutical Industries, Ltd.	316,853	4,407,355
		13,142,839

TOTAL HEALTH CARE		31,795,446

		Value
	Shares	(Note 2)
Industrials (7.86%)
Air Freight & Logistics (0.41%)
Mahindra Logistics, Ltd.(a)(b)	369,780	$1,612,671

Building Products (1.90%)
Apollo Pipes, Ltd.	296,203	2,605,454
Kajaria Ceramics, Ltd.	279,877	4,894,636
		7,500,090

Construction & Engineering (4.54%)
Kalpataru Projects International, Ltd.	640,076	4,944,132
Larsen & Toubro, Ltd.	398,609	13,006,106
		17,950,238

Passenger Airlines (1.01%)
InterGlobe Aviation, Ltd.(a)(b)(c)	127,086	4,009,750

TOTAL INDUSTRIALS		31,072,749

Information Technology (12.62%)
IT Services (12.62%)
Infosys, Ltd., Sponsored ADR	590,839	9,843,378
Infosys, Ltd.	943,309	15,612,825
Persistent Systems, Ltd.	125,150	7,231,335
Tata Consultancy Services, Ltd.	252,127	10,503,358
Tech Mahindra, Ltd.	490,711	6,665,444
		49,856,340

TOTAL INFORMATION TECHNOLOGY		49,856,340

Materials (8.57%)
Chemicals (2.68%)
Kansai Nerolac Paints, Ltd.	932,462	3,804,350
SRF, Ltd.	256,922	6,791,887
		10,596,237

Construction Materials (3.85%)
JK Cement, Ltd.	116,181	4,627,699
Odisha Cement, Ltd.	37,185	884,187
Ramco Cements, Ltd.	536,164	5,784,147
Shree Cement, Ltd.	13,296	3,899,910
		15,195,943

Containers & Packaging (0.81%)
Mold-Tek Packaging, Ltd.	258,977	3,202,148

Metals & Mining (1.23%)
Hindalco Industries, Ltd.	864,634	4,874,269

TOTAL MATERIALS		33,868,597

Real Estate (1.99%)
Real Estate Management & Development (1.99%)
Brigade Enterprises, Ltd.	631,420	4,546,687

		Value
	Shares	(Note 2)
Real Estate Management & Development (continued)
Oberoi Realty, Ltd.	243,382	$3,319,687
		7,866,374

TOTAL REAL ESTATE		7,866,374

TOTAL COMMON STOCKS
(Cost $298,438,666)		382,624,795

	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.27%)
Money Market Funds (1.27%)
Goldman Sachs Financial Square Government Fund -Institutional Class	5.116%	5,000,000	5,000,000

TOTAL MONEY MARKET FUNDS			5,000,000
TOTAL SHORT TERM INVESTMENTS
(Cost $5,000,000)			5,000,000

TOTAL INVESTMENTS (98.09%)
(Cost $303,438,666)			$387,624,795

Assets In Excess Of Other Liabilities (1.91%)			7,563,584

NET ASSETS (100.00%)			$395,188,379

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the aggregate market value of those securities was $21,794,282, representing 5.51% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2023 the aggregate market value of those securities was $21,794,282 representing 5.51% of net assets.
(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (23.60%)
ABRDN PRIVATE EQUITY OPPORTUNITIES TRUST PLC	180,777	$1,011,522
Oakley Capital Investments, Ltd.	342,000	1,948,743
Apax Global Alpha, Ltd.(a)(b)	93,690	208,251
HarbourVest Global Private Equity, Ltd.(c)	100,000	2,890,395
HBM Healthcare Investments AG, Class A	3,800	899,834
HgCapital Trust PLC	493,000	2,471,586
NB Private Equity Partners, Ltd.	40,500	809,318
Pantheon International PLC Fund(c)	356,000	1,204,360
ICG Enterprise Trust PLC	84,442	1,272,249
3i Infrastructure PLC	202,000	811,781
VinaCapital Vietnam Opportunity Fund, Ltd.	73,700	446,905
TOTAL CLOSED-END FUNDS
(Cost $11,026,842)		13,974,944

COMMON STOCKS (70.82%)
Communications (1.63%)
Media (1.63%)
IAC, Inc.(c)	13,850	963,960

TOTAL COMMUNICATIONS		963,960

Consumer Discretionary (1.63%)
Retail (1.63%)
Wesfarmers, Ltd.	29,000	968,952

TOTAL CONSUMER DISCRETIONARY		968,952

Consumer Staples (2.52%)
Retail (2.52%)
Costco Wholesale Corp.	2,660	1,491,382

TOTAL CONSUMER STAPLES		1,491,382

Consumer, Non-Cyclical (1.34%)
Commercial Services (1.34%)
Ashtead Group PLC	10,750	795,327

TOTAL CONSUMER, NON-CYCLICAL		795,327

Financials (51.31%)
Diversified Financial Services (28.23%)
Apollo Global Management, Inc.	11,500	939,665
Ares Management LP, Class A	24,300	2,411,046
Berkshire Hathaway, Inc., Class B(c)	5,500	1,935,780
Blackstone, Inc., Class A	24,650	2,583,074
Carlyle Group, Inc.	31,000	1,105,150
Intermediate Capital Group PLC	99,000	1,786,758

		Value
	Shares	(Note 2)
Diversified Financial Services (continued)
KKR & Co., Inc., Class A	39,000	$2,315,820
Mastercard, Inc., Class A	2,750	1,084,270
Partners Group Holding AG	1,850	2,076,873
StepStone Group, Inc., Class A	17,200	482,804
		16,721,240

Investment Companies (13.04%)
3i Group PLC	114,000	2,892,318
Ares Capital Corp.	58,500	1,146,600
Blue Owl Capital Corp.	55,000	778,800
Carlyle Secured Lending, Inc.	40,200	631,140
Investor AB, B Shares	69,000	1,409,255
Mutares SE & Co. KGaA	35,700	861,610
		7,719,723

Private Equity (10.04%)
Altamir	41,168	1,244,772
Brederode SA	21,730	2,386,505
Clairvest Group, Inc.	12,700	795,815
Deutsche Beteiligungs AG	10,600	353,166
Hercules Capital, Inc.	28,000	469,560
Onex Corp.	11,300	694,033
		5,943,851

TOTAL FINANCIALS		30,384,814

Health Care (2.30%)
Healthcare-Services (2.30%)
Chemed Corp.	2,610	1,360,045

TOTAL HEALTH CARE		1,360,045

Industrials (4.70%)
Aerospace/Defense (1.14%)
Lockheed Martin Corp.	1,520	678,483

Electrical Equipment (1.00%)
Melrose Industries PLC	87,000	592,085

Machinery-Diversified (2.56%)
Dover Corp.	5,200	759,044
Nordson Corp.	3,000	754,830
		1,513,874

TOTAL INDUSTRIALS		2,784,442

Technology (5.39%)
Computers (1.74%)
Accenture PLC, Class A	3,250	1,028,137

Software (3.65%)
Constellation Software, Inc.	650	1,373,279

		Value
	Shares	(Note 2)
Software (continued)
Paychex, Inc.	6,300	$790,461
		2,163,740

TOTAL TECHNOLOGY		3,191,877

TOTAL COMMON STOCKS
(Cost $31,820,765)		41,940,799

BUSINESS DEVELOPMENT COMPANIES (2.50%)
Financials (2.50%)
Investment Companies (2.50%)
FS KKR Capital Corp.	72,900	1,477,683

TOTAL FINANCIALS		1,477,683

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,626,541)		1,477,683

PREFERRED STOCK (1.87%)
Financials (1.87%)
Investment Companies (1.87%)
Compass Diversified Holdings, Series C, 7.875%(d)	45,400	1,107,760

TOTAL FINANCIALS		1,107,760

TOTAL PREFERRED STOCK
(Cost $1,161,103)		1,107,760

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (0.93%)
Money Market Fund (0.93%)
Money Market Fund (0.93%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5.173%	551,370	551,370

TOTAL MONEY MARKET FUND			551,370

TOTAL SHORT-TERM INVESTMENTS
(Cost $551,370)			551,370

TOTAL INVESTMENTS (99.72%)
(Cost $46,186,621)			$59,052,556

Assets In Excess Of Other Liabilities (0.28%)			168,131

NET ASSETS (100.00%)			$59,220,687

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the aggregate market value of those securities was $208,251, representing 0.35% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2023 the aggregate market value of those securities was $208,251 representing 0.35% of net assets.
(c)	Non-Income Producing Security.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at July 31, 2023	Fund Delivering	U.S. $ Value at July 31, 2023	Unrealized Appreciation

State Street Bank & Trust Company	10/27/23	USD	$891,817	GBP	$885,699	$6,118
						$6,118

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at July 31, 2023	Fund Delivering	U.S. $ Value at July 31, 2023	Unrealized (Depreciation)
State Street Bank & Trust Company	09/29/23	USD	1,961,145	GBP	1,989,669	$(28,524)
						$(28,524)

RiverFront Asset Allocation Growth & Income
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.68%)
Debt (29.53%)
First Trust Senior Loan ETF	40,667	$1,849,128
iShares® Core U.S. Aggregate Bond ETF	115,844	11,315,642
iShares® Preferred & Income Securities ETF	20,758	648,065
RiverFront Dynamic Core Income ETF(a)	248,648	5,520,185
Riverfront Strategic Income Fund(a)	112,806	2,555,056
Vanguard® Long-Term Corporate Bond ETF	37,196	2,899,428
		24,787,504
Equity (68.15%)
ALPS Active Equity Opportunity ETF(a)	108,042	4,915,068
First Trust Nasdaq Artificial Intelligence and Robotics ETF	38,112	1,777,162
First Trust RiverFront Dynamic Developed International ETF(a)	199,815	11,799,076
First Trust RiverFront Dynamic Emerging Markets ETF(a)	51,922	2,973,573
FTHI/First Trust Exchange-Traded Fund VI FirstTrust BuyWrite Income ETF	166,959	3,556,227
iShares® Genomics Immunology and Healthcare ETF	18,089	433,774
iShares® MSCI Europe Financials ETF	40,888	821,031
iShares® US Technology ETF	6,936	788,415
iShares® Core S&P® 500® ETF	15,533	7,147,976
iShares® MSCI Germany Index Fund	51,762	1,517,662
JPMorgan Equity Premium Income ETF	73,224	4,091,757
RiverFront Dynamic US Dividend Advantage ETF(a)	346,772	16,495,493
WisdomTree® Europe Hedged Equity Fund	10,460	876,130
		57,193,344
TOTAL EXCHANGE TRADED FUNDS
(Cost $75,668,532)		81,980,848

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.39%)
Money Market Fund (2.39%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5.173%	2,002,123	$2,002,123

TOTAL MONEY MARKET FUND			2,002,123

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,002,123)			2,002,123

TOTAL INVESTMENTS (100.07%)
(Cost $77,670,655)			$83,982,971

Liabilities In Excess Of Other Assets (-0.07%)			(58,129)

NET ASSETS (100.00%)			$83,924,842

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following 4 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund (formally ALPS | Kotak India Growth Fund), ALPS Global Opportunity Fund (formerly ALPS | Red Rocks Global Opportunity Fund), and RiverFront Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India ESG Fund’s seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2023, net assets of the CoreCommodity Fund were $1,970,632,815 of which $464,926,289 or 23.59%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India ESG Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2023:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$423,838,963	$–	$1,180	$423,840,143
Master Limited Partnerships(a)	3,528,316	–	–	3,528,316
Government Bonds	–	1,538,539,000	–	1,538,539,000
Total	$427,367,279	$1,538,539,000	$1,180	$1,965,907,459
Other Financial Instruments
Assets
Futures Contracts	$27,172,827	$–	$–	$27,172,827
Total Return Swap Contracts	–	22	–	22
Liabilities
Futures Contracts	$(50,382,237)	$–	$–	$(50,382,237)
Total	$(23,209,410)	$22	$–	$(23,209,388)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$14,277,079	$–	$14,277,079
Consumer Discretionary	–	37,009,041	–	37,009,041
Consumer Staples	2,005,784	22,587,357	–	24,593,141
Energy	–	28,111,355	–	28,111,355
Financials	18,817,588	105,357,085	–	124,174,673
Health Care	–	31,795,446	–	31,795,446
Industrials	–	31,072,749	–	31,072,749
Information Technology	9,843,378	40,012,962	–	49,856,340
Materials	–	33,868,597	–	33,868,597
Real Estate	–	7,866,374	–	7,866,374
Short Term Investments	5,000,000	–	–	5,000,000
Total	$35,666,750	$351,958,045	$–	$387,624,795

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$5,787,504	$8,187,440	$–	$13,974,944
Common Stocks
Communications	963,960	–	–	963,960
Consumer Discretionary	–	968,952	–	968,952
Consumer Staples	1,491,382	–	–	1,491,382
Consumer, Non-cyclical	–	795,327	–	795,327
Financials	18,618,329	11,766,485	–	30,384,814
Health Care	1,360,045	–	–	1,360,045
Industrials	2,192,357	592,085	–	2,784,442
Technology	3,191,877	–	–	3,191,877
Business Development Companies	1,477,683	–	–	1,477,683
Preferred Stock	1,107,760	–	–	1,107,760
Short-Term Investments	551,370	–	–	551,370
Total	$36,742,267	$22,310,289	$–	$59,052,556
Other Financial Instruments
Assets:
Forward Contract	$–	$6,118	$–	$6,118
Liabilities:
Forward Contract	–	$(28,524)	–	$(28,524)
Total	$–	$(22,406)	$–	$(22,406)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$81,980,848	$–	$–	$81,980,848
Short-Term Investments	2,002,123	–	–	2,002,123
Total	$83,982,971	$–	$–	$83,982,971

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended July 31, 2023. As of July 31, 2023, ALPS | CoreCommodity Management CompleteCommodities® Strategy held securities classified as Level 3 in the fair value hierarchy valued at $1,180, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except RiverFront Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: ALPS | Kotak India ESG Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2023 are disclosed after the Statement of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended July 31, 2023 were as follows:

RiverFront Asset Allocation Growth & Income	Market Value as of October 31, 2022	Purchases	Sales	Market Value as of July 31, 2023	Share Balance as of July 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$6,509,874	$-	$(1,144,350)	$5,520,185	248,648	$139,812	$231,621	$(76,960)
Riverfront Strategic Income Fund	3,034,538	-	(531,492)	2,555,056	112,806	66,955	93,801	(41,791)
First Trust RiverFront Dynamic Developed International ETF	11,883,550	-	(2,344,518)	11,799,076	199,815	353,040	2,487,817	(227,773)
First Trust RiverFront Dynamic Emerging Markets ETF	2,969,977	-	(563,860)	2,973,573	51,922	123,645	614,922	(47,466)
RiverFront Dynamic US Dividend Advantage ETF	17,787,732	-	(3,138,985)	16,495,493	346,772	352,200	889,444	957,302
ALPS Active Equity Opportunity ETF *	5,294,793	-	(940,379)	4,915,068	108,042	64,664	589,127	(28,473)
	$47,480,464	$-	$(8,663,584)	$44,258,451		$1,100,316	$4,906,732	$534,839

*	formerly RiverFront Dynamic US Flex-Cap ETF

Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2023

ALPS | Smith Short Duration Bond Fund
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.10%)

Fannie Mae
Series 1993-184, Class M,
–%, 09/25/2023(a)	$78	$78
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(b)	178	178
Series 1993-230, Class FA,
30D US SOFR + 0.71%, 12/25/2023(b)	1,859	1,860
Series 1993-255, Class E,
7.100%, 12/25/2023	1,956	1,950
Series 1993-31, Class PN,
7.000%, 09/25/2023	872	868
Series 1994-18, Class FA,
30D US SOFR + 0.71%, 02/25/2024(b)	1,088	1,089
Series 1994-22, Class F,
30D US SOFR + 1.31%, 01/25/2024(b)	3,693	3,697
Series 1994-3, Class FB,
30D US SOFR + 0.76%, 01/25/2024(b)	2,169	2,170
Series 1994-3, Class FA,
30D US SOFR + 0.76%, 03/25/2024(b)	222	222
Series 1994-61, Class E,
7.500%, 04/25/2024	2,629	2,623
Series 1994-75, Class K,
7.000%, 04/25/2024	2,854	2,844
Series 1994-77, Class FB,
30D US SOFR + 1.61%, 04/25/2024(b)	8,095	8,118
Series 1997-12, Class FA,
30D US SOFR + 1.11%, 04/18/2027(b)	10,745	10,803
Series 1997-49, Class F,
30D US SOFR + 0.61%, 06/17/2027(b)	18,287	18,263
Series 2004-53, Class NC,
5.500%, 07/25/2024	391	388
Series 2004-95, Class AK,
5.500%, 01/25/2025	3,719	3,683
Series 2005-121, Class DY,
5.500%, 01/25/2026	5,702	5,636

	Principal	Value
	Amount	(Note 2)
Series 2006-22, Class CE,
4.500%, 08/25/2023	$21	$21
Series 2011-40, Class KA,
3.500%, 03/25/2026	40,255	39,118
Series 2011-44, Class EB,
3.000%, 05/25/2026	12,153	11,815
Series 2011-61, Class B,
3.000%, 07/25/2026	21,802	21,160
Series 2011-80, Class KB,
3.500%, 08/25/2026	20,462	19,948
Series 2012-22, Class ND,
2.000%, 12/25/2026	14,258	14,070
Series 2012-47, Class HA,
1.500%, 05/25/2027	28,460	26,961
Series 2013-5, Class DB,
2.000%, 02/25/2028	63,186	59,757
Series 2015-96, Class EA,
3.000%, 12/25/2026	149,013	142,320
		399,640
Freddie Mac
Series 1993-1560, Class Z,
7.000%, 08/15/2023	69	69
Series 1993-1567, Class A,
30D US SOFR + 0.51%, 08/15/2023(b)	22	22
Series 1993-1584, Class L,
6.500%, 09/15/2023	282	282
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	168	167
Series 1993-1611, Class Z,
6.500%, 11/15/2023	1,225	1,223
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	462	461
Series 1993-1630, Class PK,
6.000%, 11/15/2023	935	932
Series 1993-1632, Class FB,
30D US SOFR + 1.31%, 11/15/2023(b)	989	989
Series 1993-1636, Class F,
30D US SOFR + 0.76%, 11/15/2023(b)	430	430
Series 1993-21, Class F,
30D US SOFR + 0.61%, 10/25/2023(b)	464	464
Series 1993-24, Class FJ,
30D US SOFR + 0.61%, 11/25/2023(b)	2,113	2,112
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(b)	479	478

	Principal	Value
	Amount	(Note 2)
Series 1994-1699, Class FB,
30D US SOFR + 1.11%, 03/15/2024(b)	$757	$757
Series 1994-1707, Class F,
30D US SOFR + 0.81%, 03/15/2024(b)	1,269	1,269
Series 1994-1730, Class Z,
7.000%, 05/15/2024	5,962	5,937
Series 1994-1744, Class FD,
30D US SOFR + 2.09%, 08/15/2024(b)	7,821	7,864
Series 1994-32, Class PN,
7.500%, 04/25/2024	10,699	10,654
Series 1994-43, Class PH,
6.500%, 10/17/2024	2,591	2,585
Series 1996-1810, Class D,
6.000%, 02/15/2026	10,537	10,352
Series 1996-1885, Class FA,
30D US SOFR + 0.56%, 09/15/2026(b)	2,853	2,848
Series 1997-1983, Class Z,
6.500%, 12/15/2023	4,030	4,022
Series 2001-2332, Class FB,
30D US SOFR + 0.56%, 01/15/2028(b)	57,958	57,836
Series 2004-2877, Class AL,
5.000%, 10/15/2024	297	294
Series 2005-3005, Class ED,
5.000%, 07/15/2025	19,851	19,563
Series 2006-3104, Class DH,
5.000%, 01/15/2026	13,469	13,247
Series 2009-3575, Class EB,
4.000%, 09/15/2024	8,441	8,347
Series 2010-3661, Class B,
4.000%, 04/15/2025	6,968	6,871
Series 2010-3710, Class MG,
4.000%, 08/15/2025(c)	21,506	21,125
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	5,873	5,810
Series 2011-3829, Class BE,
3.500%, 03/15/2026	8,697	8,483
Series 2011-3907, Class FM,
30D US SOFR + 0.46%, 05/15/2026(b)	1,466	1,465
Series 2012-4003, Class BG,
2.000%, 10/15/2026	14,536	14,248
Series 2013-4177, Class NB,
1.500%, 03/15/2028	14,605	13,664
		224,870

	Principal	Value
	Amount	(Note 2)
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(c)	$8,597	$8,435
Series 2013-53, Class KN,
1.500%, 08/20/2025	8,835	8,537
		16,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $665,775)		641,482

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.05%)

Fannie Mae-Aces
Series 2013-M14, Class A2,
3.329%, 10/25/2023(b)	14,050	13,972
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(b)	1,279	1,274
Series 2016-M7, Class AV2,
2.157%, 10/25/2023	3,296	3,275
		18,521
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(b)	8,810	8,764
Series 2016-KJ10, Class A2,
2.912%, 12/25/2023	23,297	23,201
Series 2017-K069, Class A1,
2.892%, 06/25/2027	33,863	33,252
Series 2017-K728, Class A2,
3.064%, 08/25/2024(b)	112,859	110,184
Series 2017-KL1P, Class A1P,
2.544%, 10/25/2025	139,954	134,750
		310,151

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $333,590)		328,672

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (1.08%)

Fannie Mae Pool
Series 2011-MA0717,
3.500%, 04/01/2026	143,265	137,655
Series 2012-AM1076,
2.920%, 10/01/2024	223,037	215,570
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	229,106

	Principal	Value
	Amount	(Note 2)
Series 2014-AM7158,
3.150%, 11/01/2024	$175,000	$169,178
Series 2015-AM9288,
2.930%, 07/01/2025	3,712,423	3,542,638
Series 2016-AL8941,
2.932%, 01/01/2024(b)	20,514	20,190
Series 2016-AL9448,
2.935%, 07/01/2026(b)	183,552	172,122
Series 2016-AN1413,
2.490%, 05/01/2026	138,768	129,626
Series 2016-AN2079,
2.910%, 07/01/2026	34,898	32,559
Series 2017-AN3895,
2.470%, 01/01/2024	2,000,000	1,964,499
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	296,925
Series 2021-,
1.580%, 12/01/2028	110,000	93,367
		7,003,435
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	50,080	47,859

Ginnie Mae I Pool
Series 2010-745222,
4.500%, 07/15/2025	43,686	42,834
Series 2013-AF1057,
2.000%, 07/15/2028	66,179	62,060
		104,894
Ginnie Mae II Pool
Series 2009-4377,
4.500%, 03/20/2024	26,889	26,338
Series 2010-4898,
3.000%, 12/20/2025	34,306	33,349
Series 2011-4954,
3.000%, 02/20/2026	28,042	27,299
		86,986

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $7,458,390)		7,243,174

CORPORATE BONDS (73.95%)

Aerospace & Defense (3.96%)
Boeing Co.
1.43%, 02/04/2024	6,130,000	5,990,062
2.20%, 02/04/2026	5,000,000	4,616,232
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023	7,500,000	7,483,680
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,520,494

	Principal	Value
	Amount	(Note 2)
RTX Corp.
5.00%, 02/27/2026	$2,000,000	$1,999,091
Total Aerospace & Defense		26,609,559

Auto Parts Manufacturing (0.14%)
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	1,000,000	951,492

Automobiles Manufacturing (7.41%)
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,877,150
3.38%, 11/13/2025	6,465,000	6,050,449
6.95%, 03/06/2026	7,500,000	7,580,700
General Motors Financial Co., Inc.
5.80%, 06/23/2028	2,000,000	2,008,825
6.05%, 10/10/2025	7,000,000	7,059,323
SOFRINDX + 1.30%, 04/07/2025(b)(d)	4,000,000	3,996,831
Hyundai Capital America
5.80%, 06/26/2025(e)	2,000,000	2,002,215
Kia Corp.
1.00%, 04/16/2024(e)	2,850,000	2,751,620
Mercedes-Benz Group AG
5.05%, 08/01/2025	4,000,000	3,999,800
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(e)	5,036,000	5,017,237
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(e)	2,500,000	2,460,803
1D US SOFR + 0.95%, 06/07/2024(b)(e)	5,000,000	5,022,403
Total Automobiles Manufacturing		49,827,356

Banks (6.67%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(b)(e)	4,000,000	3,989,760
Bank of New York Mellon
1D US SOFR + 0.80%, 11/21/2025(b)	5,000,000	4,976,637
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(b)	4,810,000	4,658,774
Danske Bank A/S
5.38%, 01/12/2024(e)	250,000	248,725
1Y US TI + 2.10%, 01/09/2026(b)(e)	3,850,000	3,867,809
Discover Bank
2.45%, 09/12/2024	3,029,000	2,892,190
Fifth Third Bancorp
1D US SOFR + 2.34%, 07/27/2029(b)	1,000,000	1,018,789

	Principal	Value
	Amount	(Note 2)
Fifth Third Bank NA
SOFRINDX + 1.23%, 10/27/2025(b)	$2,000,000	$1,969,268
KeyCorp
SOFRINDX + 1.25%, 05/23/2025(b)	1,000,000	941,708
Morgan Stanley Bank NA
5.48%, 07/16/2025	4,000,000	4,008,633
National Bank of Canada
1Y US TI + 0.40%, 11/15/2024(b)	3,000,000	2,951,162
NatWest Markets PLC
0.80%, 08/12/2024(e)	1,000,000	948,934
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,331,643
Truist Bank
3.30%, 05/15/2026	3,500,000	3,258,910
Truist Financial Corp.
1D US SOFR + 0.40%, 06/09/2025(b)	2,000,000	1,956,296
UniCredit SpA
7.83%, 12/04/2023(e)	3,775,000	3,795,752
Total Banks		44,814,990

Biotechnology (0.89%)
Amgen, Inc.
5.51%, 03/02/2026	6,000,000	6,001,044

Cable & Satellite (0.68%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US SOFR + 1.91%, 02/01/2024(b)	3,530,000	3,548,456
Cox Communications, Inc.
5.45%, 09/15/2028(e)	1,000,000	999,642
Total Cable & Satellite		4,548,098

Casinos & Gaming (0.43%)
MGM Resorts International
6.75%, 05/01/2025	2,843,000	2,857,795

Chemicals (4.29%)
Avient Corp.
5.75%, 05/15/2025(e)	3,826,000	3,776,228
Celanese US Holdings LLC
5.90%, 07/05/2024	6,500,000	6,489,960
EIDP, Inc.
4.50%, 05/15/2026	5,000,000	4,912,357
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025(e)	2,000,000	1,801,716
LG Chem, Ltd.
4.38%, 07/14/2025(e)	1,500,000	1,460,090

	Principal	Value
	Amount	(Note 2)
Nutrien, Ltd.
5.90%, 11/07/2024	$4,000,000	$4,009,706
Sherwin-Williams Co.
4.05%, 08/08/2024	3,000,000	2,950,071
4.25%, 08/08/2025	3,000,000	2,941,387
Westlake Corp.
0.88%, 08/15/2024	500,000	474,172
Total Chemicals		28,815,687

Commercial Finance (1.65%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	4,800,000	4,836,001
1D US SOFR + 0.68%, 09/29/2023(b)	3,267,000	3,263,967
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(e)	3,000,000	2,987,065
Total Commercial Finance		11,087,033

Construction Materials Manufacturing (0.15%)
Carlisle Cos., Inc.
0.55%, 09/01/2023	1,000,000	995,611

Consumer Finance (2.31%)
Ally Financial, Inc.
1.45%, 10/02/2023	4,730,000	4,691,815
American Express Co.
2.25%, 03/04/2025	3,000,000	2,850,599
3.38%, 05/03/2024	3,000,000	2,948,982
1D US SOFR + 1.28%, 07/27/2029(b)	3,000,000	2,998,259
SOFRINDX + 0.23%, 11/03/2023(b)	2,000,000	1,999,075
Total Consumer Finance		15,488,730

Consumer Products (0.57%)
Haleon UK Capital PLC
3.13%, 03/24/2025	4,000,000	3,840,508

Department Stores (0.73%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	5,000,000	4,847,049

Design, Manufacturing & Distribution (0.42%)
TD SYNNEX Corp.
1.25%, 08/09/2024	3,000,000	2,851,842

Diversified Banks (4.86%)
Banco Santander SA
1Y US TI + 0.45%, 06/30/2024(b)	1,000,000	997,147

	Principal	Value
	Amount	(Note 2)
Bank of America Corp.
1D US SOFR + 0.69%, 04/22/2025(b)	$4,000,000	$3,997,280
1D US SOFR + 1.29%, 01/20/2027(b)	4,000,000	3,959,042
1D US SOFR + 1.63%, 04/25/2029(b)	7,000,000	6,955,586
Citigroup, Inc.
1D US SOFR + 0.67%, 05/01/2025(b)	3,000,000	2,887,308
JPMorgan Chase & Co.
Series FRN
1D US SOFR + 0.58%, 06/23/2025(b)	2,000,000	1,994,824
1D US SOFR + 1.07%, 12/15/2025(b)	3,875,000	3,866,060
Mitsubishi UFJ Financial Group, Inc.
1Y US TI + 1.70%, 07/18/2025(b)	3,000,000	2,966,524
Mizuho Financial Group, Inc.
0.87% - 1D US SOFR, 09/08/2024(b)	1,000,000	994,119
Standard Chartered PLC
1D US SOFR + 0.93%, 11/23/2025(b)(e)	4,000,000	3,973,963
Total Diversified Banks		32,591,853

Entertainment Content (0.74%)
Warnermedia Holdings, Inc.
3.53%, 03/15/2024	2,000,000	1,969,070
6.41%, 03/15/2026	3,000,000	3,005,527
Total Entertainment Content		4,974,597

Entertainment Resources (0.30%)
Vail Resorts, Inc.
6.25%, 05/15/2025(e)	2,000,000	2,007,180

Exploration & Production (0.56%)
Occidental Petroleum Corp.
8.50%, 07/15/2027	3,500,000	3,799,250

Financial Services (7.48%)
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(b)	1,015,000	1,007,299
Goldman Sachs Group, Inc.
5.70%, 11/01/2024	3,800,000	3,796,884
1D US SOFR + 0.70%, 01/24/2025(b)	3,000,000	2,992,832

	Principal	Value
	Amount	(Note 2)
Morgan Stanley
1D US SOFR + 0.53%, 05/30/2025(b)	$3,000,000	$2,866,092
1D US SOFR + 1.30%, 01/28/2027(b)	2,000,000	1,980,873
1D US SOFR + 1.59%, 04/20/2029(b)	3,000,000	2,969,523
1D US SOFR + 1.63%, 07/20/2029(b)	2,000,000	2,004,973
Nasdaq, Inc.
5.65%, 06/28/2025	500,000	501,036
National Securities Clearing Corp.
5.05%, 11/21/2024(e)	7,000,000	6,958,190
5.15%, 05/30/2025(e)	3,000,000	2,998,274
Nomura Holdings, Inc.
6.07%, 07/12/2028	5,000,000	5,047,901
State Street Corp.
1D US SOFR + 1.35%, 11/04/2026(b)	3,250,000	3,273,887
UBS Group AG
1Y US TI + 1.55%, 05/12/2026(b)(e)	2,000,000	1,944,011
1Y US TI + 1.55%, 01/12/2027(b)(e)	4,000,000	3,995,755
1Y US TI + 1.60%, 08/05/2025(b)(e)	5,000,000	4,907,521
USAA Capital Corp.
3.38%, 05/01/2025(e)	3,000,000	2,901,848
Total Financial Services		50,146,899

Food & Beverage (2.87%)
Cargill, Inc.
4.50%, 06/24/2026(e)	3,000,000	2,963,121
Conagra Brands, Inc.
0.50%, 08/11/2023	2,000,000	1,997,293
Constellation Brands, Inc.
3.60%, 05/09/2024	3,000,000	2,948,450
JDE Peet's NV
0.80%, 09/24/2024(e)	1,000,000	938,210
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(e)	3,000,000	2,936,841
Mondelez International, Inc.
2.13%, 03/17/2024	3,000,000	2,932,661
Nestle Holdings, Inc.
4.00%, 09/12/2025(e)	4,627,000	4,547,240
Total Food & Beverage		19,263,816

Hardware (0.43%)
Teledyne Technologies, Inc.
0.95%, 04/01/2024	3,000,000	2,900,295

	Principal	Value
	Amount	(Note 2)
Health Care Facilities & Services (1.18%)
HCA, Inc.
5.00%, 03/15/2024	$5,974,000	$5,944,725
5.20%, 06/01/2028	2,000,000	1,984,053
Total Health Care Facilities & Services		7,928,778

Industrial Other (1.85%)
Element Fleet Management Corp.
6.27%, 06/26/2026(e)	4,300,000	4,322,651
Honeywell International, Inc.
4.85%, 11/01/2024	5,000,000	4,976,657
Parker-Hannifin Corp.
3.65%, 06/15/2024	1,000,000	982,430
Quanta Services, Inc.
0.95%, 10/01/2024	2,250,000	2,124,951
Total Industrial Other		12,406,689

Leisure Products Manufacturing (0.28%)
Brunswick Corp.
0.85%, 08/18/2024	2,000,000	1,898,536

Life Insurance (0.14%)
Security Benefit Global Funding
1.25%, 05/17/2024(e)	1,000,000	955,780

Mass Merchants (0.29%)
Dollar General Corp.
4.25%, 09/20/2024	2,000,000	1,969,463

Medical Equipment & Devices Manufacturing (1.77%)
Baxter International, Inc.
SOFRINDX + 0.26%, 12/01/2023(b)	2,000,000	1,996,902
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024	2,000,000	1,998,457
5.60%, 11/15/2025	2,000,000	2,006,337
Revvity, Inc.
0.55%, 09/15/2023	2,000,000	1,987,386
Thermo Fisher Scientific, Inc.
SOFRINDX + 0.53%, 10/18/2024(b)	2,000,000	2,000,009
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,895,165
Total Medical Equipment & Devices Manufacturing		11,884,256

Metals & Mining (0.82%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,502,108

Pharmaceuticals (0.74%)
Mylan, Inc.
4.20%, 11/29/2023	5,000,000	4,967,842

	Principal	Value
	Amount	(Note 2)
Pipeline (3.90%)
Buckeye Partners LP
4.35%, 10/15/2024	$750,000	$731,018
Energy Transfer LP
4.50%, 04/15/2024	900,000	891,427
Gray Oak Pipeline LLC
2.00%, 09/15/2023(e)	8,804,000	8,751,235
2.60%, 10/15/2025(e)	400,000	368,821
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(e)	9,784,000	9,608,124
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,817,745
Total Pipeline		26,168,370

Power Generation (1.92%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	5,345,000	5,264,475
Vistra Operations Co. LLC
4.88%, 05/13/2024(e)	7,735,000	7,627,292
Total Power Generation		12,891,767

Real Estate (2.26%)
Prologis LP
4.88%, 06/15/2028	3,000,000	2,986,907
VICI Properties LP
4.38%, 05/15/2025	10,500,000	10,219,304
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024(e)	2,000,000	1,991,290
Total Real Estate		15,197,501

Refining & Marketing (0.51%)
HF Sinclair Corp.
2.63%, 10/01/2023	3,434,000	3,412,628

Retail - Consumer Discretionary (0.44%)
Lowe's Cos., Inc.
4.80%, 04/01/2026	3,000,000	2,979,505

Semiconductors (0.44%)
Analog Devices, Inc.
1D US SOFR + 0.25%, 10/01/2024(b)	2,000,000	1,998,576
Microchip Technology, Inc.
0.97%, 02/15/2024	1,000,000	973,088
Total Semiconductors		2,971,664

Software & Services (0.75%)
Concentrix Corp.
6.65%, 08/02/2026	5,000,000	4,993,764

	Principal	Value
	Amount	(Note 2)
Supermarkets & Pharmacies (1.07%)
7-Eleven, Inc.
0.80%, 02/10/2024(e)	$3,350,000	$3,259,973
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	3,924,000	3,912,110
Total Supermarkets & Pharmacies		7,172,083

Utilities (6.05%)
American Electric Power Co., Inc.
2.03%, 03/15/2024	3,969,000	3,874,635
5.70%, 08/15/2025	3,000,000	3,004,972
Black Hills Corp.
1.04%, 08/23/2024	3,000,000	2,850,573
DTE Energy Co.
4.22%, 11/01/2024(c)	2,000,000	1,962,274
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	5,960,738
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	3,000,000	3,023,043
ONE Gas, Inc.
1.10%, 03/11/2024	3,439,000	3,344,138
Pacific Gas and Electric Co.
3.25%, 02/16/2024	5,900,000	5,806,993
Sempra
5.40%, 08/01/2026	2,000,000	2,001,052
Southern Co.
4.48%, 08/01/2024(c)	3,000,000	2,956,286
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	2,910,900
4.75%, 01/09/2026	3,000,000	2,960,143
Total Utilities		40,655,747

Waste & Environment Services & Equipment (0.34%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	2,340,000	2,277,794

Wireless Telecommunications Services (1.66%)
AT&T, Inc.
5.54%, 02/20/2026	4,000,000	3,993,417
Sprint LLC
7.88%, 09/15/2023	2,239,000	2,242,873
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	4,904,685
Total Wireless Telecommunications Services		11,140,975

TOTAL CORPORATE BONDS
(Cost $502,889,446)		496,595,934

GOVERNMENT BONDS (23.81%)

	Principal	Value
	Amount	(Note 2)

U.S. Treasury Bonds (23.81%)
United States Treasury Notes
3.13%, 08/15/2025	$26,725,000	$25,827,730
3.63%, 05/31/2028	6,349,000	6,197,963
3.88%, 03/31/2025	25,287,000	24,802,991
3.88%, 04/30/2025	25,277,000	24,795,157
4.13%, 06/15/2026	6,789,000	6,716,867
4.25%, 05/31/2025	25,773,000	25,450,334
4.63%, 02/28/2025	10,883,000	10,802,440
4.63%, 06/30/2025	17,449,000	17,353,576
4.63%, 03/15/2026	17,945,000	17,948,505
Total U.S. Treasury Bonds		159,895,563

TOTAL GOVERNMENT BONDS
(Cost $161,767,384)		159,895,563

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.30%)

Money Market Fund (0.30%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.15%	2,044,503	2,044,503

TOTAL SHORT TERM INVESTMENTS
(Cost $2,044,503)			2,044,503

TOTAL INVESTMENTS (99.29%)
(Cost $675,159,088)			$666,749,328

Other Assets In Excess Of Liabilities (0.71%)			4,768,184

NET ASSETS (100.00%)			$671,517,512

Investment Abbreviations:
BSBY - Bloomberg Short-Term Bank Yield
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2023 was 5.43%
1D US SOFR - 1 Day SOFR as of July 31, 2023 was 5.31%
3M US SOFR - 3 Month SOFR as of July 31, 2023 was 5.09%
1Y US TI - 1 Year US TI as of July 31, 2023 was 5.37%
10Y US TI - 10 Year US TI as of July 31, 2023 was 3.97%

(a)	Issued with zero coupon.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.

(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2023.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the aggregate market value of those securities was $130,541,699, representing 19.44% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 2)
BANK LOANS (0.18%)

Apparel & Textile Products (0.18%)
Hanesbrands, Inc. 1M US SOFR + 3.75%
03/08/2030(a)	$3,990,000	$3,993,751

TOTAL BANK LOANS
(Cost $3,951,748)		3,993,751

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (12.11%)

Fannie Mae
Series 1993-31, Class PN, 7.000%, 09/25/2023	$1,744	$1,736
Series 1997-76, Class FO,
30D US SOFR + 0.61%, 09/17/2027(a)	9,757	9,760
Series 1999-58, Class F,
30D US SOFR + 0.51%, 11/18/2029(a)	30,734	30,584
Series 2000-40, Class FA,
30D US SOFR + 0.61%, 07/25/2030(a)	12,914	12,911
Series 2000-45, Class F,
30D US SOFR + 0.56%, 12/25/2030(a)	11,085	11,042
Series 2001-27, Class F,
30D US SOFR + 0.61%, 06/25/2031(a)	8,053	7,914
Series 2001-29, Class Z,
6.500%, 07/25/2031	52,666	53,596
Series 2001-51, Class OD,
6.500%, 10/25/2031	4,785	4,766
Series 2001-52, Class XZ,
6.500%, 10/25/2031	19,623	20,108
Series 2001-59, Class F,
30D US SOFR + 0.71%, 11/25/2031(a)	88,031	88,215
Series 2001-60, Class OF,
30D US SOFR + 1.06%, 10/25/2031(a)	141,005	142,699

	Principal	Value
	Amount	(Note 2)
Series 2001-63, Class FD,
30D US SOFR + 0.71%, 12/18/2031(a)	$10,198	$10,220
Series 2001-63, Class TC,
6.000%, 12/25/2031	17,444	17,679
Series 2001-68, Class PH,
6.000%, 12/25/2031	13,992	14,184
Series 2001-71, Class FE,
30D US SOFR + 0.76%, 11/25/2031(a)	61,166	61,383
Series 2001-71, Class FS,
30D US SOFR + 0.71%, 11/25/2031(a)	50,021	50,126
Series 2001-81, Class GE,
6.000%, 01/25/2032	11,920	12,079
Series 2002-11, Class JF,
30D US SOFR + 0.84%, 03/25/2032(a)	38,053	38,283
Series 2002-12, Class FH,
30D US SOFR + 1.16%, 01/25/2032(a)	41,995	42,486
Series 2002-13, Class FE,
30D US SOFR + 1.01%, 03/25/2032(a)	40,617	40,894
Series 2002-16, Class TM,
7.000%, 04/25/2032	11,054	11,425
Series 2002-17, Class JF,
30D US SOFR + 1.11%, 04/25/2032(a)	23,420	23,751
Series 2002-18, Class FD,
30D US SOFR + 0.91%, 02/25/2032(a)	39,884	40,130
Series 2002-23, Class FA,
30D US SOFR + 1.01%, 04/25/2032(a)	33,635	34,012
Series 2002-34, Class EO,
–%, 05/18/2032(b)	31,812	29,552
Series 2002-36, Class FS,
30D US SOFR + 0.61%, 06/25/2032(a)	15,882	15,886
Series 2002-44, Class FJ,
30D US SOFR + 1.11%, 04/25/2032(a)	58,211	58,932
Series 2002-47, Class FC,
30D US SOFR + 0.71%, 11/25/2031(a)	12,201	12,192
Series 2002-48, Class F,
30D US SOFR + 1.11%, 07/25/2032(a)	37,351	37,809

	Principal	Value
	Amount	(Note 2)
Series 2002-49, Class FC,
30D US SOFR + 1.11%, 11/18/2031(a)	$34,421	$34,821
Series 2002-60, Class FV,
30D US SOFR + 1.11%, 04/25/2032(a)	86,932	88,160
Series 2002-63, Class EZ,
6.000%, 10/25/2032	6,186	6,265
Series 2002-64, Class PG,
5.500%, 10/25/2032	48,347	48,293
Series 2002-68, Class AF,
30D US SOFR + 1.11%, 10/25/2032(a)	16,456	16,690
Series 2002-7, Class FC,
30D US SOFR + 0.86%, 01/25/2032(a)	48,318	48,636
Series 2002-71, Class AQ,
4.000%, 11/25/2032	32,692	31,461
Series 2002-8, Class FA,
30D US SOFR + 0.86%, 03/18/2032(a)	24,494	24,653
Series 2002-80, Class CZ,
4.500%, 09/25/2032	101,584	95,120
Series 2002-9, Class FW,
30D US SOFR + 0.66%, 03/25/2032(a)	12,082	11,936
Series 2002-91, Class F,
30D US SOFR + 0.66%, 01/25/2033(a)	17,820	17,828
Series 2003-107, Class FD,
30D US SOFR + 0.61%, 11/25/2033(a)	11,529	11,512
Series 2003-110, Class CK,
3.000%, 11/25/2033	19,530	18,236
Series 2003-116, Class FA,
30D US SOFR + 0.51%, 11/25/2033(a)	23,693	23,603
Series 2003-119, Class ZP,
4.000%, 12/25/2033	54,941	51,430
Series 2003-119, Class FH,
30D US SOFR + 0.61%, 12/25/2033(a)	35,076	35,026
Series 2003-128, Class MF,
30D US SOFR + 0.71%, 01/25/2034(a)	47,175	47,273
Series 2003-131, Class CH,
5.500%, 01/25/2034	69,348	69,631
Series 2003-134, Class FC,
30D US SOFR + 0.71%, 12/25/2032(a)	26,915	26,970

	Principal	Value
	Amount	(Note 2)
Series 2003-14, Class AN,
3.500%, 03/25/2033	$36,656	$35,710
Series 2003-14, Class AP,
4.000%, 03/25/2033	54,983	53,730
Series 2003-19, Class MB,
4.000%, 05/25/2031	31,498	30,095
Series 2003-21, Class OG,
4.000%, 01/25/2033	21,773	21,030
Series 2003-22, Class BZ,
6.000%, 04/25/2033	23,123	23,336
Series 2003-27, Class EK,
5.000%, 04/25/2033	25,050	24,675
Series 2003-30, Class JQ,
5.500%, 04/25/2033	24,212	24,242
Series 2003-32, Class UJ,
5.500%, 05/25/2033	39,356	39,439
Series 2003-41, Class OB,
4.000%, 05/25/2033	100,571	94,019
Series 2003-41, Class OZ,
3.750%, 05/25/2033	133,401	119,394
Series 2003-42, Class JH,
5.500%, 05/25/2033	58,151	57,478
Series 2003-46, Class PJ,
5.500%, 06/25/2033	30,595	30,675
Series 2003-47, Class PE,
5.750%, 06/25/2033	40,744	41,170
Series 2003-64, Class JK,
3.500%, 07/25/2033	47,877	45,331
Series 2003-64, Class ZC,
5.000%, 07/25/2033	26,584	26,055
Series 2003-71, Class HD,
5.500%, 08/25/2033	118,906	117,669
Series 2003-76, Class EZ,
5.000%, 08/25/2033	130,919	128,312
Series 2003-94, Class CE,
5.000%, 10/25/2033	6,872	6,740
Series 2004-101, Class TB,
5.500%, 01/25/2035	111,763	112,022
Series 2004-14, Class QB,
5.250%, 03/25/2034	154,772	153,989
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	123,464
Series 2004-17, Class DZ,
5.500%, 04/25/2034	16,511	16,358
Series 2004-26, Class CG,
4.500%, 08/25/2033	1,361	1,343
Series 2004-36, Class FA,
30D US SOFR + 0.51%, 05/25/2034(a)	24,379	24,285

	Principal	Value
	Amount	(Note 2)
Series 2004-36, Class CB,
5.000%, 05/25/2034	$85,120	$83,539
Series 2004-53, Class FC,
30D US SOFR + 0.56%, 07/25/2034(a)	172,713	172,102
Series 2004-54, Class FL,
30D US SOFR + 0.51%, 07/25/2034(a)	100,252	100,014
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	106,312
Series 2004-68, Class LC,
5.000%, 09/25/2029	34,380	33,739
Series 2004-77, Class AY,
4.500%, 10/25/2034	15,827	15,421
Series 2004-82, Class HK,
5.500%, 11/25/2034	45,938	46,147
Series 2004-92, Class TB,
5.500%, 12/25/2034	78,006	78,368
Series 2004-92, Class FD,
30D US SOFR + 0.46%, 05/25/2034(a)	168,986	168,612
Series 2005-110, Class MP,
5.500%, 12/25/2035	16,669	16,672
Series 2005-120, Class FE,
30D US SOFR + 0.63%, 01/25/2036(a)	19,646	19,443
Series 2005-122, Class PY,
6.000%, 01/25/2036	307,335	311,767
Series 2005-17, Class EZ,
4.500%, 03/25/2035	160,083	151,535
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	24,467
Series 2005-29, Class ZA,
5.500%, 04/25/2035	1,010,502	1,034,992
Series 2005-3, Class CH,
5.250%, 02/25/2035	72,700	72,868
Series 2005-35, Class DZ,
5.000%, 04/25/2035	124,743	122,898
Series 2005-48, Class TD,
5.500%, 06/25/2035	118,276	118,978
Series 2005-52, Class FE,
30D US SOFR + 1.91%, 05/25/2035(a)	106,739	111,374
Series 2005-62, Class GZ,
5.750%, 07/25/2035	403,182	404,990
Series 2005-64, Class PL,
5.500%, 07/25/2035	67,034	66,757
Series 2005-68, Class BE,
5.250%, 08/25/2035	75,151	73,838

	Principal	Value
	Amount	(Note 2)
Series 2005-68, Class PG,
5.500%, 08/25/2035	$26,981	$26,876
Series 2005-68, Class CZ,
5.500%, 08/25/2035	283,098	279,136
Series 2005-69, Class GZ,
4.500%, 08/25/2035	21,772	20,873
Series 2005-7, Class MZ,
4.750%, 02/25/2035	33,381	32,406
Series 2005-70, Class KP,
5.000%, 06/25/2035	50,252	49,684
Series 2005-70, Class NA,
5.500%, 08/25/2035	11,246	11,224
Series 2005-72, Class FB,
30D US SOFR + 0.36%, 08/25/2035(a)	12,064	11,930
Series 2005-79, Class DB,
5.500%, 09/25/2035	72,124	72,484
Series 2005-83, Class QP,
17.09635% - 30D US SOFR, 11/25/2034(a)	61,441	60,213
Series 2005-84, Class XM,
5.750%, 10/25/2035	60,232	59,996
Series 2005-89, Class F,
30D US SOFR + 0.41%, 10/25/2035(a)	19,341	19,070
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	546,478
Series 2005-99, Class FA,
30D US SOFR + 0.41%, 11/25/2035(a)	19,835	19,741
Series 2005-99, Class ZA,
5.500%, 12/25/2035	118,642	120,758
Series 2006-112, Class QC,
5.500%, 11/25/2036	18,810	18,903
Series 2006-114, Class HE,
5.500%, 12/25/2036	86,218	86,660
Series 2006-115, Class EF,
30D US SOFR + 0.47%, 12/25/2036(a)	14,982	14,718
Series 2006-16, Class HZ,
5.500%, 03/25/2036	221,850	218,919
Series 2006-39, Class EF,
30D US SOFR + 0.51%, 05/25/2036(a)	14,317	14,122
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	32,782
Series 2006-48, Class TF,
30D US SOFR + 0.51%, 06/25/2036(a)	34,418	33,878

	Principal	Value
	Amount	(Note 2)
Series 2006-48, Class DZ,
6.000%, 06/25/2036	$164,909	$172,622
Series 2006-56, Class F,
30D US SOFR + 0.41%, 07/25/2036(a)	10,930	10,852
Series 2006-62, Class FX,
30D US SOFR + 1.86%, 07/25/2036(a)	191,886	194,156
Series 2006-63, Class QH,
5.500%, 07/25/2036	31,864	32,043
Series 2006-70, Class AF,
30D US SOFR + 0.51%, 08/25/2036(a)	79,133	78,397
Series 2006-71, Class ZH,
6.000%, 07/25/2036	38,394	39,254
Series 2006-95, Class FH,
30D US SOFR + 0.56%, 10/25/2036(a)	80,261	79,128
Series 2007-100, Class YF,
30D US SOFR + 0.66%, 10/25/2037(a)	14,931	14,764
Series 2007-109, Class GF,
30D US SOFR + 0.79%, 12/25/2037(a)	44,105	43,711
Series 2007-111, Class FC,
30D US SOFR + 0.71%, 12/25/2037(a)	30,966	30,791
Series 2007-117, Class FM,
30D US SOFR + 0.81%, 01/25/2038(a)	182,231	181,419
Series 2007-12, Class BZ,
6.000%, 03/25/2037	446,988	447,436
Series 2007-12, Class ZA,
6.000%, 03/25/2037	162,057	156,635
Series 2007-14, Class GZ,
5.500%, 03/25/2037	162,586	162,368
Series 2007-18, Class MZ,
6.000%, 03/25/2037	140,409	139,155
Series 2007-22, Class FC,
30D US SOFR + 0.53%, 03/25/2037(a)	70,731	68,854
Series 2007-26, Class ZB,
5.500%, 04/25/2037	245,278	243,378
Series 2007-30, Class MB,
4.250%, 04/25/2037	59,213	58,186
Series 2007-33, Class HE,
5.500%, 04/25/2037	37,455	37,848
Series 2007-34, Class F,
30D US SOFR + 0.50%, 04/25/2037(a)	22,502	21,977

	Principal	Value
	Amount	(Note 2)
Series 2007-41, Class FA,
30D US SOFR + 0.51%, 05/25/2037(a)	$9,323	$9,162
Series 2007-51, Class CP,
5.500%, 06/25/2037	25,610	25,714
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	31,055
Series 2007-55, Class PH,
6.000%, 06/25/2047	291,857	309,415
Series 2007-57, Class FA,
30D US SOFR + 0.34%, 06/25/2037(a)	21,582	21,220
Series 2007-6, Class FC,
30D US SOFR + 0.53%, 02/25/2037(a)	37,977	37,017
Series 2007-63, Class FC,
30D US SOFR + 0.46%, 07/25/2037(a)	22,354	21,906
Series 2007-63, Class VZ,
5.500%, 07/25/2037	186,024	185,639
Series 2007-65, Class ZE,
5.500%, 07/25/2037	86,494	85,713
Series 2007-65, Class KF,
30D US SOFR + 0.49%, 07/25/2037(a)	57,704	56,624
Series 2007-70, Class FA,
30D US SOFR + 0.46%, 07/25/2037(a)	26,187	25,632
Series 2007-77, Class JE,
6.000%, 08/25/2037	315,970	309,212
Series 2007-85, Class FC,
30D US SOFR + 0.65%, 09/25/2037(a)	101,927	101,105
Series 2007-85, Class FL,
30D US SOFR + 0.65%, 09/25/2037(a)	30,381	30,036
Series 2007-86, Class FA,
30D US SOFR + 0.56%, 09/25/2037(a)	28,533	28,195
Series 2007-9, Class FB,
30D US SOFR + 0.46%, 03/25/2037(a)	20,295	19,888
Series 2008-18, Class FA,
30D US SOFR + 1.01%, 03/25/2038(a)	169,353	169,494
Series 2008-24, Class WD,
5.500%, 02/25/2038	153,997	153,423
Series 2008-25, Class EF,
30D US SOFR + 1.06%, 04/25/2038(a)	39,978	40,235

	Principal	Value
	Amount	(Note 2)
Series 2008-27, Class B,
5.500%, 04/25/2038	$673,635	$682,383
Series 2008-46, Class LA,
5.500%, 06/25/2038	11,346	11,311
Series 2008-66, Class FT,
30D US SOFR + 1.06%, 08/25/2038(a)	22,366	22,423
Series 2008-86, Class FC,
30D US SOFR + 1.21%, 12/25/2038(a)	162,533	165,540
Series 2009-10, Class AB,
5.000%, 03/25/2024	0	0
Series 2009-103, Class FM,
30D US SOFR + 0.81%, 11/25/2039(a)	37,067	36,994
Series 2009-104, Class FA,
30D US SOFR + 0.91%, 12/25/2039(a)	37,795	37,787
Series 2009-11, Class MP,
7.000%, 03/25/2049	96,886	99,441
Series 2009-110, Class FG,
30D US SOFR + 0.86%, 01/25/2040(a)	88,480	88,448
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	132,836
Series 2009-12, Class LA,
15.906%, 03/25/2039(a)	276,497	346,608
Series 2009-12, Class LD,
17.932%, 03/25/2039(a)	374,855	532,238
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	58,329
Series 2009-39, Class Z,
6.000%, 06/25/2039	1,936,108	1,981,023
Series 2009-42, Class TZ,
4.500%, 03/25/2039	244,576	231,387
Series 2009-47, Class BN,
4.500%, 07/25/2039	34,464	33,206
Series 2009-62, Class WA,
5.579%, 08/25/2039(a)	120,480	119,796
Series 2009-68, Class FD,
30D US SOFR + 1.36%, 09/25/2039(a)	48,018	48,119
Series 2009-70, Class CO,
–%, 01/25/2037(b)	71,228	59,542
Series 2009-70, Class FA,
30D US SOFR + 1.31%, 09/25/2039(a)	27,093	27,035
Series 2009-86, Class OT,
–%, 10/25/2037(b)	30,920	25,103

	Principal	Value
	Amount	(Note 2)
Series 2009-87, Class FG,
30D US SOFR + 0.86%, 11/25/2039(a)	$64,336	$64,356
Series 2009-90, Class UZ,
4.500%, 11/25/2039	649,060	616,849
Series 2010-1, Class WA,
6.229%, 02/25/2040(a)	17,066	17,286
Series 2010-1, Class EL,
4.500%, 02/25/2040	266,212	256,274
Series 2010-102, Class B,
4.500%, 07/25/2040	246,868	237,517
Series 2010-102, Class HA,
4.000%, 09/25/2050	59,320	55,440
Series 2010-103, Class DZ,
4.500%, 09/25/2040	217,932	207,799
Series 2010-103, Class PJ,
4.500%, 09/25/2040	32,547	31,584
Series 2010-111, Class FC,
30D US SOFR + 0.63%, 10/25/2040(a)	46,644	45,649
Series 2010-118, Class LZ,
4.750%, 10/25/2040	34,589	33,626
Series 2010-122, Class JA,
7.000%, 07/25/2040	15,702	15,846
Series 2010-123, Class FL,
30D US SOFR + 0.54%, 11/25/2040(a)	18,729	18,392
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	163,768
Series 2010-129, Class PZ,
4.500%, 11/25/2040	34,220	31,071
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,235,903	1,188,014
Series 2010-14, Class FJ,
30D US SOFR + 0.71%, 03/25/2040(a)	112,130	111,917
Series 2010-141, Class AL,
4.000%, 12/25/2040	328,925	308,243
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	84,621
Series 2010-141, Class LZ,
4.500%, 12/25/2040	688,675	663,588
Series 2010-141, Class FB,
30D US SOFR + 0.58%, 12/25/2040(a)	44,301	43,260
Series 2010-142, Class FM,
30D US SOFR + 0.58%, 12/25/2040(a)	16,159	15,736
Series 2010-154, Class JA,
3.000%, 11/25/2040	309,035	288,073

	Principal	Value
	Amount	(Note 2)
Series 2010-16, Class PL,
5.000%, 03/25/2040	$71,000	$71,133
Series 2010-19, Class PY,
5.000%, 03/25/2040	315,791	314,166
Series 2010-33, Class KN,
4.500%, 03/25/2040	37,483	36,088
Series 2010-37, Class CY,
5.000%, 04/25/2040	34,254	33,790
Series 2010-38, Class KD,
4.500%, 09/25/2039	461	458
Series 2010-39, Class EF,
30D US SOFR + 0.63%, 06/25/2037(a)	35,952	35,757
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	173,787
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	271,429
Series 2010-57, Class HA,
3.500%, 02/25/2040	26,550	26,030
Series 2010-58, Class FY,
30D US SOFR + 0.84%, 06/25/2040(a)	47,682	47,093
Series 2010-64, Class DM,
5.000%, 06/25/2040	35,875	35,488
Series 2010-67, Class BD,
4.500%, 06/25/2040	547,431	523,058
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	79,208
Series 2010-82, Class WZ,
5.000%, 08/25/2040	381,771	376,098
Series 2010-9, Class ME,
5.000%, 02/25/2040	996,177	989,567
Series 2011-114, Class B,
3.500%, 11/25/2041	159,691	149,459
Series 2011-121, Class JP,
4.500%, 12/25/2041	113,290	108,997
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	754,295
Series 2011-130, Class KB,
4.000%, 12/25/2041	35,531	33,172
Series 2011-132, Class PE,
4.500%, 12/25/2041	124,424	122,513
Series 2011-145, Class JA,
4.500%, 12/25/2041	8,607	8,385
Series 2011-148, Class PL,
4.000%, 01/25/2042	425,000	381,681
Series 2011-15, Class AF,
30D US SOFR + 0.62%, 03/25/2041(a)	23,286	22,978

	Principal	Value
	Amount	(Note 2)
Series 2011-17, Class PD,
4.000%, 03/25/2041	$6,956	$6,656
Series 2011-26, Class PA,
4.500%, 04/25/2041	97,501	94,727
Series 2011-27, Class ZD,
2.500%, 09/25/2040	166,008	142,145
Series 2011-3, Class FA,
30D US SOFR + 0.79%, 02/25/2041(a)	149,752	147,253
Series 2011-30, Class ZA,
5.000%, 04/25/2041	539,914	526,013
Series 2011-43, Class B,
3.500%, 05/25/2031	19,629	18,713
Series 2011-45, Class ZA,
4.000%, 05/25/2031	18,052	17,143
Series 2011-47, Class GF,
30D US SOFR + 0.68%, 06/25/2041(a)	107,163	105,689
Series 2011-5, Class PO,
–%, 09/25/2040(b)	8,935	6,384
Series 2011-55, Class BZ,
3.500%, 06/25/2041	489,256	454,222
Series 2011-74, Class UB,
4.000%, 07/25/2040	137,582	126,303
Series 2011-86, Class AF,
30D US SOFR + 0.61%, 02/25/2040(a)	25,217	25,023
Series 2011-86, Class NF,
30D US SOFR + 0.66%, 09/25/2041(a)	94,660	93,142
Series 2011-93, Class GA,
4.000%, 04/25/2039	22,679	21,610
Series 2011-93, Class ST,
4.000%, 09/25/2041	20,001	19,072
Series 2012-100, Class DB,
3.000%, 09/25/2042	141,615	126,606
Series 2012-103, Class PY,
3.000%, 09/25/2042	109,000	90,947
Series 2012-106, Class QN,
3.500%, 10/25/2042	56,819	51,419
Series 2012-108, Class PL,
3.000%, 10/25/2042	541,668	478,718
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	150,027
Series 2012-111, Class B,
7.000%, 10/25/2042	79,073	81,966
Series 2012-112, Class DA,
3.000%, 10/25/2042	180,389	161,328
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	176,304

	Principal	Value
	Amount	(Note 2)
Series 2012-120, Class AH,
2.500%, 02/25/2032	$27,525	$26,446
Series 2012-125, Class GY,
2.000%, 11/25/2042	621,000	473,973
Series 2012-126, Class TA,
3.000%, 10/25/2042	183,305	164,948
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,144	5,941
Series 2012-129, Class HT,
2.000%, 12/25/2032	28,713	25,162
Series 2012-13, Class JP,
4.500%, 02/25/2042	431,424	414,994
Series 2012-131, Class FG,
30D US SOFR + 0.46%, 09/25/2042(a)	12,194	11,867
Series 2012-137, Class CF,
30D US SOFR + 0.41%, 08/25/2041(a)	14,659	14,545
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	163,212
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	143,235
Series 2012-14, Class FL,
30D US SOFR + 0.56%, 12/25/2040(a)	3,542	3,531
Series 2012-141, Class PD,
1.750%, 10/25/2041	102,396	91,906
Series 2012-149, Class DA,
1.750%, 01/25/2043	28,516	25,651
Series 2012-149, Class ZA,
3.000%, 01/25/2041	58,667	54,589
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	134,555
Series 2012-151, Class NX,
1.500%, 01/25/2043	359,487	299,959
Series 2012-151, Class WC,
2.500%, 01/25/2043	249,000	179,757
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	51,665
Series 2012-17, Class JB,
3.500%, 03/25/2042	135,000	102,061
Series 2012-17, Class JA,
3.500%, 12/25/2041	198,601	182,852
Series 2012-19, Class CB,
3.500%, 03/25/2042	100,000	90,598
Series 2012-20, Class TD,
4.500%, 02/25/2042	40,933	40,109
Series 2012-26, Class MA,
3.500%, 03/25/2042	126,483	115,542

	Principal	Value
	Amount	(Note 2)
Series 2012-27, Class KB,
2.000%, 03/25/2042	$150,407	$111,061
Series 2012-33, Class F,
30D US SOFR + 0.63%, 04/25/2042(a)	28,912	28,479
Series 2012-37, Class BF,
30D US SOFR + 0.61%, 12/25/2035(a)	49,775	49,250
Series 2012-38, Class MC,
3.000%, 04/25/2042	147,000	119,241
Series 2012-46, Class YB,
3.500%, 05/25/2042	61,440	54,766
Series 2012-46, Class CD,
2.500%, 04/25/2041	83,651	80,256
Series 2012-47, Class JM,
3.500%, 05/25/2042	140,340	119,169
Series 2012-47, Class HF,
30D US SOFR + 0.51%, 05/25/2027(a)	60,336	60,262
Series 2012-49, Class TG,
2.000%, 07/25/2041	46,991	44,873
Series 2012-50, Class HC,
2.000%, 03/25/2042	122,469	109,329
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	308,764
Series 2012-51, Class ZX,
3.500%, 05/25/2042	1,997,997	1,476,278
Series 2012-53, Class AP,
2.000%, 04/25/2041	48,793	46,984
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	367,423
Series 2012-56, Class WB,
3.500%, 05/25/2042	66,966	60,693
Series 2012-64, Class NA,
3.000%, 08/25/2041	30,256	29,555
Series 2012-69, Class PL,
3.000%, 01/25/2042	111,116	105,302
Series 2012-70, Class WC,
3.000%, 07/25/2042	172,000	133,983
Series 2012-80, Class GZ,
3.000%, 08/25/2042	402,077	360,117
Series 2012-82, Class E,
2.000%, 04/25/2042	24,804	22,577
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	72,554
Series 2012-90, Class PB,
2.500%, 01/25/2042	221,085	203,630
Series 2012-90, Class PH,
3.000%, 01/25/2042	73,695	68,972

	Principal	Value
	Amount	(Note 2)
Series 2012-93, Class TL,
3.000%, 09/25/2042	$279,000	$227,964
Series 2012-98, Class ZP,
6.000%, 09/25/2042	672,701	732,353
Series 2012-99, Class DC,
2.000%, 08/25/2041	131,600	119,027
Series 2013-100, Class DH,
3.000%, 09/25/2031	11,961	11,818
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	48,621
Series 2013-108, Class GU,
3.000%, 10/25/2033	41,780	38,932
Series 2013-114, Class LM,
4.000%, 03/25/2042	216,608	201,580
Series 2013-130, Class FB,
30D US SOFR + 0.56%, 01/25/2044(a)	35,454	34,569
Series 2013-136, Class QB,
3.500%, 03/25/2042	172,456	158,179
Series 2013-17, Class YM,
4.000%, 03/25/2033	13,697	13,160
Series 2013-2, Class QF,
30D US SOFR + 0.61%, 02/25/2043(a)	14,099	13,785
Series 2013-20, Class CA,
2.500%, 01/25/2043	185,797	163,839
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	177,537
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	88,475
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	88,107
Series 2013-53, Class CV,
3.500%, 05/25/2030	100,601	97,958
Series 2013-68, Class P,
3.500%, 10/25/2042	138,157	131,729
Series 2013-68, Class LE,
2.000%, 04/25/2043	81,986	72,569
Series 2013-70, Class CE,
2.500%, 01/25/2043	170,564	155,175
Series 2013-72, Class AF,
30D US SOFR + 0.36%, 11/25/2042(a)	7,437	7,380
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,321
Series 2013-81, Class YK,
4.000%, 08/25/2043	200,000	184,426
Series 2013-9, Class BC,
6.500%, 07/25/2042	228,818	241,944

	Principal	Value
	Amount	(Note 2)
Series 2013-9, Class CB,
5.500%, 04/25/2042	$530,008	$536,255
Series 2013-91, Class PB,
4.000%, 09/25/2043	140,000	126,548
Series 2014-20, Class AC,
3.000%, 08/25/2036	59,181	57,621
Series 2014-21, Class MA,
2.000%, 09/25/2041	72,936	67,379
Series 2014-23, Class Z,
3.500%, 05/25/2044	515,421	473,341
Series 2014-23, Class A,
3.000%, 05/25/2044	805,627	714,045
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	46,700
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	44,208
Series 2014-43, Class PZ,
3.000%, 07/25/2043	249,037	202,867
Series 2014-49, Class CA,
3.000%, 08/25/2044	88,988	82,850
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	924,095
Series 2014-6, Class Z,
2.500%, 02/25/2044	126,514	106,746
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	89,369
Series 2014-67, Class PL,
3.000%, 04/25/2043	176,452	163,232
Series 2014-73, Class FA,
30D US SOFR + 0.46%, 11/25/2044(a)	13,661	13,236
Series 2014-80, Class DZ,
3.000%, 12/25/2044	3,023,746	2,609,001
Series 2014-81, Class GC,
3.000%, 03/25/2038	29,083	27,982
Series 2014-86, Class PA,
2.000%, 12/25/2044	938,280	819,504
Series 2014-88, Class ER,
2.500%, 02/25/2036	26,246	24,511
Series 2015-16, Class ZY,
2.500%, 04/25/2045	10,422,204	8,415,865
Series 2015-51, Class CD,
3.000%, 07/25/2044	116,112	108,361
Series 2015-53, Class KB,
3.000%, 01/25/2045	886,688	766,529
Series 2015-56, Class MH,
3.500%, 08/25/2045	1,006,907	890,809
Series 2015-65, Class CZ,
3.500%, 09/25/2045	131,493	110,354

	Principal	Value
	Amount	(Note 2)
Series 2015-75, Class LB,
3.000%, 10/25/2045	$125,000	$87,810
Series 2016-14, Class NC,
2.500%, 03/25/2046	246,860	229,390
Series 2016-2, Class BH,
2.700%, 07/25/2045	196,490	177,980
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	232,146
Series 2016-27, Class HK,
3.000%, 01/25/2041	283,837	262,481
Series 2016-31, Class TM,
3.000%, 12/25/2045	360,000	306,170
Series 2016-33, Class LE,
2.500%, 11/25/2033	39,883	36,342
Series 2016-33, Class JA,
3.000%, 07/25/2045	155,899	142,608
Series 2016-48, Class UF,
30D US SOFR + 0.51%, 08/25/2046(a)	72,915	71,609
Series 2016-52, Class MZ,
3.000%, 08/25/2046	246,671	178,520
Series 2016-55, Class EA,
1.750%, 07/25/2043	818,421	656,777
Series 2016-57, Class PC,
1.750%, 06/25/2046	257,811	213,138
Series 2016-75, Class FC,
30D US SOFR + 0.51%, 10/25/2046(a)	36,316	35,601
Series 2016-8, Class CB,
3.500%, 03/25/2046	893,000	811,895
Series 2016-83, Class KL,
2.500%, 11/25/2046	109,241	69,644
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	5,073
Series 2016-9, Class PA,
2.500%, 06/25/2045	179,534	163,697
Series 2016-9, Class D,
3.000%, 03/25/2046	31,646	28,465
Series 2017-1, Class JP,
3.500%, 04/25/2045	105,602	99,788
Series 2017-10, Class FA,
30D US SOFR + 0.51%, 03/25/2047(a)	26,888	26,308
Series 2017-100, Class ZE,
3.500%, 12/25/2047	137,046	121,316
Series 2017-107, Class GA,
3.000%, 08/25/2045	1,806	1,797
Series 2017-110, Class PB,
3.000%, 02/25/2057	140,000	108,803

	Principal	Value
	Amount	(Note 2)
Series 2017-15, Class PE,
3.500%, 04/25/2046	$47,920	$44,728
Series 2017-19, Class B,
3.000%, 01/25/2047	250,665	224,393
Series 2017-22, Class DA,
4.000%, 08/25/2044	5,093	5,034
Series 2017-24, Class H,
3.000%, 08/25/2043	90,271	87,320
Series 2017-25, Class QE,
2.500%, 04/25/2047	165,370	141,571
Series 2017-35, Class AH,
3.500%, 04/25/2053	11,949	11,549
Series 2017-38, Class JA,
3.000%, 03/25/2047	113,790	101,709
Series 2017-40, Class GL,
3.500%, 03/25/2043	1,191	1,178
Series 2017-46, Class P,
3.500%, 06/25/2047	2,695,780	2,427,031
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	105,385
Series 2017-56, Class BA,
3.000%, 03/25/2045	91,110	85,033
Series 2017-68, Class HQ,
3.000%, 07/25/2046	504,553	461,870
Series 2017-84, Class JP,
2.750%, 10/25/2047	122,326	107,437
Series 2017-90, Class WB,
3.000%, 11/25/2047	1,119,992	882,583
Series 2017-96, Class PA,
3.000%, 12/25/2054	126,255	118,449
Series 2018-15, Class KG,
2.500%, 01/25/2048	109,162	92,235
Series 2018-19, Class KB,
3.000%, 04/25/2046	64,350	60,197
Series 2018-2, Class HD,
3.000%, 02/25/2047	24,936	23,498
Series 2018-24, Class BA,
3.500%, 09/25/2045	11,180	11,072
Series 2018-25, Class AL,
3.500%, 04/25/2048	162,296	141,740
Series 2018-38, Class PA,
3.500%, 06/25/2047	57,942	54,543
Series 2018-39, Class FG,
30D US SOFR + 0.36%, 11/25/2033(a)	97,339	95,101
Series 2018-41, Class PZ,
4.000%, 06/25/2048	959,966	800,900

	Principal	Value
	Amount	(Note 2)
Series 2018-43, Class FE,
30D US SOFR + 0.36%, 09/25/2038(a)	$99,376	$96,762
Series 2018-45, Class GA,
3.000%, 06/25/2048	38,180	33,987
Series 2018-5, Class JP,
3.000%, 09/25/2047	45,080	40,174
Series 2018-50, Class DY,
3.000%, 10/25/2047	580,000	511,684
Series 2018-56, Class CH,
3.000%, 08/25/2048	31,065	27,653
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	85,930
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	266,768
Series 2018-70, Class HB,
3.500%, 10/25/2058	314,994	271,926
Series 2018-74, Class AB,
3.500%, 10/25/2048	339,865	311,672
Series 2018-83, Class AC,
3.500%, 11/25/2048	146,753	132,690
Series 2018-83, Class LH,
4.000%, 11/25/2048	21,006	19,863
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	348,623
Series 2018-94, Class KD,
3.500%, 12/25/2048	49,860	45,873
Series 2018-94, Class KZ,
4.500%, 01/25/2049	187,974	156,636
Series 2019-10, Class MA,
3.000%, 03/25/2049	76,533	68,014
Series 2019-11, Class EA,
3.000%, 05/25/2048	240,188	218,128
Series 2019-12, Class HA,
3.500%, 11/25/2057	130,669	121,909
Series 2019-13, Class MH,
3.000%, 03/25/2049	290,105	261,080
Series 2019-34, Class PZ,
3.000%, 07/25/2049	113,997	61,907
Series 2019-45, Class PT,
3.000%, 08/25/2049	127,077	113,894
Series 2019-50, Class CZ,
2.750%, 09/25/2049	173,899	85,371
Series 2019-55, Class MQ,
3.500%, 10/25/2049	609,405	549,352
Series 2019-60, Class BF,
30D US SOFR + 0.56%, 10/25/2049(a)	12,256	11,836

	Principal	Value
	Amount	(Note 2)
Series 2019-65, Class HA,
2.500%, 11/25/2049	$176,171	$151,336
Series 2019-81, Class LB,
1.500%, 12/25/2049	542,952	435,465
Series 2019-82, Class HZ,
3.000%, 01/25/2050	432,388	365,987
Series 2020-10, Class B,
3.000%, 03/25/2050	235,049	207,159
Series 2020-11, Class JW,
3.000%, 03/25/2050	210,000	161,472
Series 2020-36, Class GD,
2.000%, 12/25/2037	137,050	121,374
Series 2020-45, Class NB,
1.500%, 07/25/2050	259,992	116,835
Series 2020-47, Class GZ,
2.000%, 07/25/2050	212,711	127,428
Series 2020-73, Class ED,
0.832%, 11/25/2049(a)	830,086	613,851
Series 2021-12, Class GA,
1.000%, 07/25/2050	134,763	99,374
Series 2021-15, Class JB,
1.250%, 04/25/2051	120,361	49,355
Series 2021-17, Class ZA,
1.500%, 04/25/2051	159,482	66,449
Series 2021-43, Class JC,
2.000%, 05/25/2051	128,861	104,054
Series 2021-47, Class PD,
1.500%, 07/25/2051	840,077	643,614
Series 2021-47, Class PE,
1.750%, 07/25/2051	840,077	653,884
Series 2021-59, Class H,
2.000%, 06/25/2048	230,589	187,599
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	105,555
Series 2021-66, Class HU,
1.500%, 10/25/2051	159,999	80,374
Series 2021-66, Class JG,
1.000%, 10/25/2051	557,838	439,390
Series 2021-68, Class A,
2.000%, 07/25/2049	2,556,995	2,056,309
Series 2021-69, Class WA,
2.000%, 04/25/2049	328,250	268,289
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	190,649
Series 2021-72, Class NB,
1.500%, 10/25/2051	140,000	54,660
Series 2021-8, Class HZ,
2.000%, 03/25/2051	461,502	214,115

	Principal	Value
	Amount	(Note 2)
Series 2021-80, Class KE,
2.000%, 11/25/2051	$242,158	$201,691
Series 2022-17, Class GV,
2.500%, 01/25/2052	3,569,000	2,626,847
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,586,464
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	57,672
Series 2022-43, Class ZA,
4.500%, 07/25/2052	235,169	223,141
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	210,750
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	2,897,483
Series 2022-68, Class Z,
5.000%, 10/25/2052	822,342	818,203
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,683	661,101
Series 2022-88, Class EZ,
6.000%, 12/25/2052	4,089,979	4,178,616
Series 2022-90, Class AY,
4.500%, 12/25/2041	180,000	175,130
Series 2023-19, Class BZ,
5.000%, 05/25/2053	5,471,144	5,241,874
		96,576,967
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	137,940	136,460

Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	487	486
Series 1996-1863, Class Z,
6.500%, 07/15/2026	900	898
Series 1997-1935, Class FK,
30D US SOFR + 0.81%, 02/15/2027(a)	8,367	8,378
Series 1997-1980, Class Z,
7.000%, 07/15/2027	24,362	24,396
Series 1998-2034, Class Z,
6.500%, 02/15/2028	15,036	15,189
Series 1998-2035, Class PC,
6.950%, 03/15/2028	3,453	3,479
Series 1998-2053, Class Z,
6.500%, 04/15/2028	11,265	11,267
Series 1998-2060, Class Z,
6.500%, 05/15/2028	6,106	6,167

	Principal	Value
	Amount	(Note 2)
Series 1998-2079, Class FA,
30D US SOFR + 0.61%, 07/17/2028(a)	$510	$510
Series 1998-2095, Class PE,
6.000%, 11/15/2028	11,914	11,919
Series 1998-2102, Class Z,
6.000%, 12/15/2028	35,694	35,728
Series 1999-2115, Class FB,
30D US SOFR + 0.56%, 01/15/2029(a)	18,501	18,466
Series 1999-2126, Class CB,
6.250%, 02/15/2029	15,952	15,990
Series 1999-2137, Class TH,
6.500%, 03/15/2029	4,214	4,256
Series 1999-2154, Class PL,
6.500%, 05/15/2029	132,484	132,269
Series 2000-2224, Class CB,
8.000%, 03/15/2030	10,238	10,747
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	8,286	8,315
Series 2001-2279, Class Z,
6.000%, 01/15/2031	8,937	8,892
Series 2001-2320, Class FI,
30D US SOFR + 0.61%, 09/15/2029(a)	24,809	24,750
Series 2001-2322, Class FV,
30D US SOFR + 0.61%, 06/15/2030(a)	21,682	21,269
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	109,322	112,359
Series 2001-2334, Class KB,
6.500%, 05/15/2028	52,522	52,780
Series 2001-2341, Class FP,
30D US SOFR + 1.01%, 07/15/2031(a)	24,519	24,733
Series 2001-2367, Class FA,
30D US SOFR + 0.64%, 06/15/2031(a)	21,967	21,909
Series 2001-2372, Class F,
30D US SOFR + 0.61%, 10/15/2031(a)	16,245	16,216
Series 2001-2388, Class FR,
30D US SOFR + 0.76%, 06/15/2031(a)	18,813	18,828
Series 2001-2388, Class FB,
30D US SOFR + 0.71%, 01/15/2029(a)	18,507	18,507
Series 2001-2391, Class HF,
30D US SOFR + 0.66%, 06/15/2031(a)	7,538	7,523

	Principal	Value
	Amount	(Note 2)
Series 2001-2396, Class FM,
30D US SOFR + 0.56%, 12/15/2031(a)	$21,875	$21,869
Series 2001-2396, Class FN,
30D US SOFR + 0.76%, 12/15/2031(a)	118,624	119,051
Series 2002-2411, Class F,
30D US SOFR + 0.66%, 02/15/2032(a)	18,311	18,333
Series 2002-2412, Class OF,
30D US SOFR + 1.06%, 12/15/2031(a)	25,175	25,478
Series 2002-2417, Class FY,
30D US SOFR + 0.71%, 12/15/2031(a)	7,655	7,649
Series 2002-2424, Class FY,
30D US SOFR + 0.56%, 03/15/2032(a)	41,982	41,822
Series 2002-2430, Class WF,
6.500%, 03/15/2032	7,067	7,271
Series 2002-2433, Class FA,
30D US SOFR + 1.06%, 02/15/2032(a)	30,372	30,754
Series 2002-2460, Class FA,
30D US SOFR + 1.11%, 03/15/2032(a)	57,534	58,145
Series 2002-2466, Class FV,
30D US SOFR + 0.66%, 03/15/2032(a)	50,795	50,825
Series 2002-2470, Class EF,
30D US SOFR + 1.11%, 03/15/2032(a)	61,679	62,553
Series 2002-2478, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	17,409	17,294
Series 2002-2481, Class FE,
30D US SOFR + 1.11%, 03/15/2032(a)	17,428	17,676
Series 2002-2488, Class FU,
30D US SOFR + 0.71%, 03/15/2032(a)	59,004	59,009
Series 2002-2494, Class F,
30D US SOFR + 1.16%, 06/15/2031(a)	29,183	29,506
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	33,862	32,490
Series 2002-2510, Class FE,
30D US SOFR + 0.51%, 10/15/2032(a)	11,162	11,075

	Principal	Value
	Amount	(Note 2)
Series 2002-2513, Class AF,
30D US SOFR + 1.11%, 02/15/2032(a)	$46,533	$44,827
Series 2002-2516, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	44,222	44,846
Series 2002-2517, Class FR,
30D US SOFR + 0.46%, 10/15/2032(a)	11,633	11,544
Series 2002-2524, Class DH,
6.000%, 11/15/2032	29,705	29,870
Series 2002-2525, Class NU,
5.000%, 04/15/2032	67,964	66,447
Series 2002-2535, Class AW,
5.500%, 12/15/2032	8,914	8,848
Series 2002-2538, Class F,
30D US SOFR + 0.71%, 12/15/2032(a)	121,994	122,244
Series 2002-2541, Class BL,
5.500%, 12/15/2032	37,559	37,662
Series 2003-2554, Class MN,
5.500%, 01/15/2033	40,857	40,952
Series 2003-2557, Class HL,
5.300%, 01/15/2033	141,061	140,235
Series 2003-2557, Class NU,
5.250%, 03/15/2032	48,809	48,475
Series 2003-2557, Class WF,
30D US SOFR + 0.51%, 01/15/2033(a)	31,863	31,738
Series 2003-2568, Class D,
5.500%, 02/15/2033	30,778	30,895
Series 2003-2571, Class FY,
30D US SOFR + 0.86%, 12/15/2032(a)	19,141	19,273
Series 2003-2577, Class FC,
30D US SOFR + 0.61%, 02/15/2033(a)	80,787	80,452
Series 2003-2587, Class FW,
30D US SOFR + 0.58%, 03/15/2033(a)	30,944	30,871
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	213,396	203,694
Series 2003-2590, Class QY,
3.750%, 04/15/2028	4,337	4,260
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	197,902	199,267
Series 2003-2624, Class QH,
5.000%, 06/15/2033	11,320	11,171

	Principal	Value
	Amount	(Note 2)
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	$205,666	$184,377
Series 2003-2627, Class CN,
5.000%, 06/15/2033	32,632	32,199
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	144,538
Series 2003-2647, Class A,
3.250%, 04/15/2032	66,665	63,229
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	271,264	267,746
Series 2003-2668, Class LH,
5.000%, 09/15/2033	21,569	21,286
Series 2003-2707, Class FH,
30D US SOFR + 0.76%, 04/15/2032(a)	34,397	34,518
Series 2003-2711, Class FA,
30D US SOFR + 1.11%, 11/15/2033(a)	133,501	135,584
Series 2003-2717, Class LH,
5.500%, 12/15/2033	5,343	5,372
Series 2003-2725, Class TA,
4.500%, 12/15/2033	159,000	154,599
Series 2004-2750, Class TC,
5.250%, 02/15/2034	5,168	5,113
Series 2004-2768, Class PW,
4.250%, 03/15/2034	141,707	135,969
Series 2004-2802, Class OH,
6.000%, 05/15/2034	14,559	14,624
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	32,746	32,734
Series 2004-2835, Class TB,
4.500%, 08/15/2034	320,445	304,010
Series 2004-2893, Class PE,
5.000%, 11/15/2034	217,668	214,972
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	72,088	70,730
Series 2004-2901, Class KB,
5.000%, 12/15/2034	34,112	33,721
Series 2005-2916, Class MY,
5.500%, 01/15/2035	141,738	139,736
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	13,982	13,790
Series 2005-2929, Class PG,
5.000%, 02/15/2035	34,191	33,788
Series 2005-2933, Class EN,
5.500%, 02/15/2035	169,138	170,081
Series 2005-2933, Class HD,
5.500%, 02/15/2035	23,426	23,340

	Principal	Value
	Amount	(Note 2)
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	$544,628	$536,190
Series 2005-2953, Class PG,
5.500%, 03/15/2035	16,091	16,236
Series 2005-2962, Class KF,
30D US SOFR + 0.31%, 04/15/2035(a)	12,205	12,076
Series 2005-2973, Class GE,
5.500%, 05/15/2035	243,000	245,491
Series 2005-2980, Class QA,
6.000%, 05/15/2035	36,244	37,183
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	71,933
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	51,940	52,847
Series 2005-3028, Class FM,
30D US SOFR + 0.36%, 09/15/2035(a)	9,960	9,842
Series 2005-3028, Class PG,
5.500%, 09/15/2035	47,432	47,098
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	879,024	790,787
Series 2005-3033, Class WY,
5.500%, 09/15/2035	75,652	76,024
Series 2005-3036, Class NE,
5.000%, 09/15/2035	89,534	88,623
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	158,542	165,157
Series 2005-3052, Class WH,
5.500%, 10/15/2035	19,039	19,125
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	83,788	82,980
Series 2005-3062, Class DE,
5.500%, 11/15/2035	120,455	121,319
Series 2005-3068, Class Z,
5.500%, 11/15/2035	149,801	151,199
Series 2005-3070, Class FT,
30D US SOFR + 0.46%, 11/15/2035(a)	15,138	15,005
Series 2005-3072, Class NF,
30D US SOFR + 0.61%, 11/15/2035(a)	34,056	33,679
Series 2005-3085, Class FE,
30D US SOFR + 0.91%, 08/15/2035(a)	39,276	39,651
Series 2006-3098, Class PG,
5.000%, 01/15/2036	58,505	57,898
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	9,492	8,090

	Principal	Value
	Amount	(Note 2)
Series 2006-3123, Class HT,
5.000%, 03/15/2026	$14,929	$14,696
Series 2006-3136, Class KF,
30D US SOFR + 0.41%, 04/15/2036(a)	16,294	16,132
Series 2006-3137, Class XP,
6.000%, 04/15/2036	19,651	20,263
Series 2006-3143, Class BC,
5.500%, 02/15/2036	87,091	87,340
Series 2006-3145, Class FN,
30D US SOFR + 0.54%, 04/15/2036(a)	11,617	11,419
Series 2006-3148, Class CY,
6.000%, 04/15/2036	19,765	19,914
Series 2006-3153, Class UG,
30D US SOFR + 0.56%, 05/15/2036(a)	20,340	20,094
Series 2006-3154, Class PN,
5.500%, 05/15/2036	60,121	60,674
Series 2006-3201, Class FL,
30D US SOFR + 0.71%, 08/15/2036(a)	79,078	78,419
Series 2006-3202, Class HF,
30D US SOFR + 0.46%, 08/15/2036(a)	37,513	36,961
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	185,362	183,378
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	86,829	85,210
Series 2006-3206, Class FE,
30D US SOFR + 0.51%, 08/15/2036(a)	38,379	37,754
Series 2006-3235, Class Z,
6.500%, 11/15/2036	607,666	661,115
Series 2006-3236, Class EF,
30D US SOFR + 0.41%, 11/15/2036(a)	11,083	10,864
Series 2006-3237, Class CD,
5.500%, 09/15/2036	126,849	125,188
Series 2006-3237, Class CE,
5.500%, 11/15/2036	122,000	122,258
Series 2006-3240, Class FG,
30D US SOFR + 1.22%, 11/15/2036(a)	204,084	204,954
Series 2006-3249, Class CB,
4.250%, 12/15/2036	341,765	325,002
Series 2007-3279, Class FB,
30D US SOFR + 0.43%, 02/15/2037(a)	76,042	74,232

	Principal	Value
	Amount	(Note 2)
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	$23,905	$22,677
Series 2007-3301, Class FY,
30D US SOFR + 0.53%, 04/15/2037(a)	14,181	13,864
Series 2007-3311, Class DF,
30D US SOFR + 0.45%, 05/15/2037(a)	96,578	94,411
Series 2007-3312, Class PA,
5.500%, 05/15/2037	15,352	15,544
Series 2007-3316, Class FB,
30D US SOFR + 0.41%, 08/15/2035(a)	27,852	27,578
Series 2007-3349, Class HG,
5.500%, 07/15/2037	16,547	16,670
Series 2007-3361, Class AF,
30D US SOFR + 0.46%, 11/15/2036(a)	62,827	61,702
Series 2007-3367, Class YF,
30D US SOFR + 0.66%, 09/15/2037(a)	16,860	16,672
Series 2007-3368, Class AF,
30D US SOFR + 0.83%, 09/15/2037(a)	58,143	57,743
Series 2007-3378, Class FA,
30D US SOFR + 0.69%, 06/15/2037(a)	33,678	33,413
Series 2007-3380, Class FM,
30D US SOFR + 0.70%, 10/15/2037(a)	74,687	74,013
Series 2007-3382, Class FG,
30D US SOFR + 0.71%, 11/15/2037(a)	36,986	36,681
Series 2007-3382, Class FL,
30D US SOFR + 0.81%, 11/15/2037(a)	68,331	68,037
Series 2007-3387, Class PF,
30D US SOFR + 0.53%, 11/15/2037(a)	24,616	24,243
Series 2007-3388, Class FJ,
30D US SOFR + 0.81%, 11/15/2037(a)	104,745	103,902
Series 2008-3404, Class DC,
5.500%, 01/15/2038	285,000	292,350
Series 2008-3405, Class PE,
5.000%, 01/15/2038	42,774	42,324
Series 2008-3409, Class DB,
6.000%, 01/15/2038	157,673	160,971
Series 2008-3411, Class FL,
30D US SOFR + 0.81%, 02/15/2038(a)	16,971	16,894

	Principal	Value
	Amount	(Note 2)
Series 2008-3415, Class DF,
30D US SOFR + 0.81%, 08/15/2035(a)	$81,530	$81,266
Series 2008-3415, Class PC,
5.000%, 12/15/2037	31,262	30,506
Series 2008-3415, Class TF,
30D US SOFR + 0.85%, 08/15/2035(a)	40,381	40,312
Series 2008-3450, Class PE,
5.000%, 05/15/2038	49,985	49,533
Series 2008-3469, Class CF,
30D US SOFR + 0.90%, 07/15/2038(a)	19,224	19,337
Series 2009-3536, Class FM,
30D US SOFR + 1.11%, 05/15/2039(a)	17,316	17,389
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	42,492
Series 2009-3545, Class FA,
30D US SOFR + 0.96%, 06/15/2039(a)	49,689	49,606
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	135,758	136,857
Series 2009-3549, Class FA,
30D US SOFR + 1.31%, 07/15/2039(a)	17,691	17,666
Series 2009-3564, Class NB,
5.000%, 08/15/2039	334,994	330,178
Series 2009-3574, Class D,
5.000%, 09/15/2039	71,559	70,946
Series 2009-3584, Class FA,
30D US SOFR + 0.81%, 12/15/2036(a)	24,190	24,237
Series 2009-3587, Class DA,
4.500%, 10/15/2039	111,744	106,212
Series 2009-3588, Class CW,
4.145%, 10/15/2037(a)	357,260	365,791
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	62,166	50,188
Series 2009-3605, Class BF,
30D US SOFR + 0.97%, 11/15/2039(a)	112,544	112,835
Series 2009-3606, Class ZC,
5.000%, 04/15/2036	758,185	738,849
Series 2009-3611, Class FH,
30D US SOFR + 0.86%, 07/15/2034(a)	10,795	10,785
Series 2010-3620, Class EL,
4.000%, 01/15/2030	20,816	20,237

	Principal	Value
	Amount	(Note 2)
Series 2010-3622, Class PB,
5.000%, 01/15/2040	$391,997	$386,688
Series 2010-3626, Class ME,
5.000%, 01/15/2040	418,407	416,653
Series 2010-3631, Class PA,
4.000%, 02/15/2040	169,039	162,396
Series 2010-3653, Class B,
4.500%, 04/15/2030	58,783	57,569
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	175,394	173,614
Series 2010-3664, Class DA,
4.000%, 11/15/2037	79,784	77,443
Series 2010-3704, Class DC,
4.000%, 11/15/2036	26,718	26,511
Series 2010-3747, Class PY,
4.000%, 10/15/2040	349,283	328,840
Series 2010-3747, Class CY,
4.500%, 10/15/2040	278,216	268,860
Series 2010-3762, Class WP,
4.000%, 12/15/2039	14,168	13,752
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	8,353,323	7,867,767
Series 2010-3770, Class GA,
4.500%, 10/15/2040	331,822	322,777
Series 2010-3778, Class JA,
3.500%, 04/15/2040	98,963	95,937
Series 2011-3792, Class DF,
30D US SOFR + 0.51%, 11/15/2040(a)	3,130	3,128
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	53,629	51,045
Series 2011-3800, Class AF,
30D US SOFR + 0.61%, 02/15/2041(a)	20,766	20,499
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	14,193	14,519
Series 2011-3822, Class FY,
30D US SOFR + 0.51%, 02/15/2033(a)	22,993	22,904
Series 2011-3825, Class BP,
4.000%, 03/15/2041	72,212	67,183
Series 2011-3830, Class NB,
4.500%, 02/15/2039	9,658	9,616
Series 2011-3843, Class FE,
30D US SOFR + 0.66%, 04/15/2041(a)	40,871	40,102
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	592,494	590,961

	Principal	Value
	Amount	(Note 2)
Series 2011-3852, Class TP,
27.08024% - 30D US SOFR, 05/15/2041(a)	$22,438	$22,638
Series 2011-3852, Class QN,
26.79629% - 30D US SOFR, 05/15/2041(a)	38,410	36,646
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	1,023,849	1,018,355
Series 2011-3862, Class MA,
5.000%, 04/15/2041	81,911	80,724
Series 2011-3891, Class BF,
30D US SOFR + 0.66%, 07/15/2041(a)	38,557	37,794
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	351,420	338,460
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	171,494	125,026
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	279,139
Series 2011-3934, Class KB,
5.000%, 10/15/2041	595,001	591,164
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,083,190	1,035,232
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	247,483	230,993
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	763,709	735,707
Series 2011-3940, Class MY,
4.000%, 10/15/2041	116,768	108,612
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	609,287	576,565
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	147,719	142,757
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	40,311
Series 2011-3963, Class JB,
4.500%, 11/15/2041	102,768	99,088
Series 2011-3968, Class LA,
4.500%, 12/15/2041	418,554	404,990
Series 2011-3969, Class JP,
4.500%, 09/15/2041	15,678	15,364
Series 2011-3978, Class CZ,
3.500%, 12/15/2041	2,238,732	2,008,283
Series 2012-3984, Class DF,
30D US SOFR + 0.66%, 01/15/2042(a)	32,053	31,344
Series 2012-3989, Class JW,
3.500%, 01/15/2042	190,792	175,842
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	849,492	766,704

	Principal	Value
	Amount	(Note 2)
Series 2012-3997, Class EC,
3.500%, 02/15/2042	$59,120	$48,316
Series 2012-3997, Class FQ,
30D US SOFR + 0.61%, 02/15/2042(a)	38,516	37,454
Series 2012-3998, Class KG,
2.000%, 11/15/2026	27,410	26,943
Series 2012-4001, Class FM,
30D US SOFR + 0.61%, 02/15/2042(a)	26,561	25,851
Series 2012-4010, Class FC,
30D US SOFR + 1.11%, 03/15/2042(a)	239,601	231,332
Series 2012-4011, Class DB,
4.000%, 09/15/2041	193,125	180,304
Series 2012-4011, Class DC,
4.000%, 09/15/2041	197,661	186,533
Series 2012-4012, Class GC,
3.500%, 06/15/2040	28,269	27,382
Series 2012-4020, Class PG,
2.500%, 03/15/2027	5,803	5,573
Series 2012-4037, Class CA,
3.000%, 04/15/2027	42,576	39,995
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	95,725
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	570,375
Series 2012-4050, Class ND,
2.500%, 09/15/2041	13,452	12,939
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	116,010	107,473
Series 2012-4064, Class AY,
3.000%, 06/15/2027	64,000	61,071
Series 2012-4068, Class PE,
3.000%, 06/15/2042	279,000	245,710
Series 2012-4075, Class PB,
3.000%, 07/15/2042	38,540	34,755
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	65,897
Series 2012-4077, Class BE,
4.000%, 07/15/2042	130,000	117,935
Series 2012-4077, Class MA,
2.000%, 08/15/2040	47,252	46,383
Series 2012-4088, Class PB,
3.000%, 08/15/2042	89,887	80,231
Series 2012-4094, Class CW,
2.000%, 08/15/2042	182,438	147,124
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	22,221

	Principal	Value
	Amount	(Note 2)
Series 2012-4097, Class UF,
30D US SOFR + 0.46%, 08/15/2032(a)	$50,758	$50,516
Series 2012-4101, Class QN,
3.500%, 09/15/2042	232,890	210,915
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	126,253
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	16,158	15,205
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	109,260
Series 2012-4120, Class TC,
1.500%, 10/15/2027	6,769	6,353
Series 2012-4122, Class BA,
3.038%, 05/15/2040(a)	145,835	133,420
Series 2012-4133, Class TA,
3.000%, 11/15/2042	308,106	253,711
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	70,430
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	12,556
Series 2013-4161, Class LT,
2.500%, 08/15/2042	284,675	253,340
Series 2013-4170, Class FW,
30D US SOFR + 1.06%, 01/15/2033(a)	16,356	15,983
Series 2013-4171, Class MN,
3.000%, 02/15/2043	103,000	78,966
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	40,748
Series 2013-4183, Class ME,
2.000%, 02/15/2042	112,368	104,262
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	407,439
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	41,361	39,253
Series 2013-4218, Class DG,
2.500%, 07/15/2042	120,548	106,777
Series 2013-4220, Class EH,
2.500%, 06/15/2028	22,631	21,733
Series 2013-4231, Class FD,
30D US SOFR + 0.46%, 10/15/2032(a)	11,084	11,061
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	434,586
Series 2013-4257, Class A,
2.500%, 10/15/2027	544	543
Series 2013-4265, Class FD,
30D US SOFR + 0.51%, 01/15/2035(a)	53,319	52,391

	Principal	Value
	Amount	(Note 2)
Series 2013-4283, Class EW,
4.500%, 12/15/2043(a)	$194,804	$188,444
Series 2014-4293, Class NM,
4.500%, 06/15/2043	23,113	22,282
Series 2014-4294, Class PF,
30D US SOFR + 0.51%, 01/15/2044(a)	11,583	11,225
Series 2014-4319, Class PM,
3.000%, 03/15/2043	59,870	56,880
Series 2014-4320, Class AP,
3.500%, 07/15/2039	105,466	100,444
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	523,670
Series 2014-4368, Class GZ,
4.125%, 06/15/2041(c)	1,621,388	1,578,860
Series 2014-4370, Class PC,
2.500%, 09/15/2041	17,269	16,611
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	149,747	88,352
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	188,681
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	81,937	72,801
Series 2015-4459, Class CA,
5.000%, 12/15/2034	16,178	15,933
Series 2015-4461, Class EA,
2.000%, 07/15/2037	81,990	77,605
Series 2015-4498, Class JA,
2.500%, 04/15/2037	122,691	109,873
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	53,503	42,911
Series 2015-4531, Class PA,
3.500%, 05/15/2043	14,100	13,812
Series 2016-4555, Class CP,
3.000%, 04/15/2045	414,150	382,380
Series 2016-4564, Class QA,
3.000%, 07/15/2029	40,493	39,469
Series 2016-4582, Class PA,
3.000%, 11/15/2045	121,975	111,208
Series 2016-4583, Class UP,
3.000%, 07/15/2045	123,498	112,598
Series 2016-4590, Class AK,
3.500%, 08/15/2027	73,707	71,692
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	109,769	63,966
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	91,272	90,886

	Principal	Value
	Amount	(Note 2)
Series 2016-4619, Class BE,
2.500%, 12/15/2047	$8,438	$8,406
Series 2016-4629, Class KB,
3.000%, 11/15/2046	1,000,000	838,742
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(c)	692,701	547,221
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	323,016	300,687
Series 2017-4661, Class HA,
3.000%, 05/15/2043	114,984	112,354
Series 2017-4664, Class UE,
3.000%, 05/15/2043	50,337	49,323
Series 2017-4670, Class TY,
3.000%, 03/15/2047	346,000	278,806
Series 2017-4672, Class QD,
3.000%, 08/15/2045	34,789	33,267
Series 2017-4680, Class PA,
3.000%, 03/15/2046	107,300	98,407
Series 2017-4680, Class YE,
2.500%, 12/15/2041	192,904	190,091
Series 2017-4707, Class Z,
4.000%, 08/15/2047	121,586	80,407
Series 2017-4710, Class PA,
3.000%, 04/15/2045	117,406	109,927
Series 2017-4714, Class MY,
3.500%, 08/15/2047	1,000,000	904,135
Series 2017-4736, Class CL,
3.000%, 12/15/2047	154,734	128,189
Series 2017-4748, Class GA,
3.000%, 01/15/2045	54,782	52,139
Series 2018-4767, Class Z,
3.000%, 12/15/2047	36,463	21,939
Series 2018-4773, Class DZ,
4.000%, 04/15/2048	178,257	167,493
Series 2018-4787, Class PY,
4.000%, 05/15/2048	45,661	42,501
Series 2018-4800, Class JA,
3.500%, 03/15/2047	471	469
Series 2018-4808, Class DG,
3.500%, 09/15/2045	875,411	846,681
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	195,238	171,708
Series 2018-4818, Class CA,
3.000%, 04/15/2048	372,200	331,710
Series 2018-4821, Class VA,
4.000%, 10/15/2029	89,225	87,531
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,582,022	1,394,263

	Principal	Value
	Amount	(Note 2)
Series 2018-4821, Class ZM,
3.500%, 05/15/2048	$374,929	$335,904
Series 2018-4839, Class AE,
4.000%, 04/15/2051	243,549	229,951
Series 2018-4846, Class PA,
4.000%, 06/15/2047	6,588	6,388
Series 2018-4857, Class HM,
3.500%, 11/15/2046	93,727	90,375
Series 2019-4863, Class H,
7.000%, 03/15/2049	131,146	141,236
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	48,008	45,060
Series 2019-4896, Class BD,
3.500%, 07/25/2049	1,062,753	898,308
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,785,979	1,505,497
Series 2019-4926, Class BP,
3.000%, 10/25/2049	578,144	498,629
Series 2019-4942, Class A,
3.000%, 01/25/2049	103,385	92,327
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	121,367	58,228
Series 2020-4961, Class JB,
2.500%, 12/15/2042	144,678	128,842
Series 2020-4989, Class FA,
1M US L + 0.35%, 08/15/2040(a)	136,770	132,345
Series 2020-4989, Class FB,
1M US L + 0.35%, 10/15/2040(a)	131,481	126,368
Series 2020-5000, Class HZ,
1.500%, 08/25/2050	246,856	112,390
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	93,759
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,581	88,977
Series 2020-5014, Class BP,
1.250%, 09/25/2040	249,284	210,145
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	148,882	73,940
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	139,319	60,367
Series 2020-5049, Class WB,
0.750%, 12/25/2050	382,201	289,318
Series 2020-5068, Class UB,
0.500%, 01/25/2051	109,000	57,238
Series 2021-5080, Class CA,
2.000%, 02/25/2051	864,862	506,590

	Principal	Value
	Amount	(Note 2)
Series 2021-5083, Class MA,
2.000%, 03/25/2051	$612,856	$343,955
Series 2021-5085, Class HA,
1.500%, 03/25/2051	124,069	68,969
Series 2021-5092, Class BC,
2.500%, 06/25/2036	35,913	34,708
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	199,883	104,417
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	65,669
Series 2021-5119, Class LM,
1.500%, 05/25/2041	202,779	108,193
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	153,592
Series 2021-5129, Class KC,
1.500%, 11/25/2049	156,778	134,055
Series 2021-5144, Class PC,
1.500%, 09/25/2051	292,574	239,963
Series 2021-5156, Class EC,
1.500%, 10/25/2051	434,994	193,255
Series 2021-5171, Class KY,
1.750%, 12/25/2051	172,000	85,824
Series 2021-5174, Class TQ,
2.000%, 08/25/2051	529,565	438,474
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	75,974
Series 2021-5182, Class M,
2.500%, 05/25/2049	376,548	328,498
Series 2022-5189, Class PG,
2.500%, 09/25/2051	105,540	92,162
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	619,737	485,464
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	143,950
Series 2022-5201, Class CA,
2.500%, 07/25/2048	720,375	631,785
Series 2022-5207, Class CZ,
3.500%, 03/25/2052	362,601	232,030
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,013,416
Series 2022-5224, Class HL,
4.000%, 04/25/2052	1,700,000	1,540,686
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	466,586
Series 2022-5234, Class PH,
3.500%, 04/25/2051	909,262	853,895
		62,348,270

	Principal	Value
	Amount	(Note 2)
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	$173,123	$155,929
Series 2013-300, Class 300,
3.000%, 01/15/2043	137,615	123,280
		279,209
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M US L + 0.26%, 08/25/2031(a)	85,861	86,261
Series 2002-41, Class 3A,
4.302%, 07/25/2032(a)	2,054,019	1,930,854
Series 2003-55, Class 1A3A,
30D US SOFR + 0.51%, 03/25/2043(a)	285,130	282,652
		2,299,767
Ginnie Mae
Series 2002-72, Class FB,
1M US SOFR + 0.51%, 10/20/2032(a)	16,261	16,265
Series 2003-76, Class TG,
5.500%, 09/20/2033	151,885	151,053
Series 2003-98, Class FY,
1M US SOFR + 0.46%, 09/20/2033(a)	20,323	20,310
Series 2004-1, Class TE,
5.000%, 06/20/2033	23,438	23,048
Series 2004-15, Class AY,
5.500%, 02/20/2034	163,136	162,764
Series 2004-22, Class AZ,
5.500%, 04/20/2034	163,921	164,455
Series 2004-26, Class ED,
5.500%, 04/16/2034	66,687	66,594
Series 2004-34, Class QL,
5.500%, 05/16/2034	125,625	125,708
Series 2004-55, Class MC,
5.500%, 07/20/2034	40,849	40,856
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,457,762	1,440,520
Series 2004-87, Class BC,
4.500%, 10/20/2034	13,124	12,831
Series 2005-11, Class PL,
5.000%, 02/20/2035	30,953	30,684
Series 2005-13, Class BG,
5.000%, 02/20/2035	151,765	149,950
Series 2005-13, Class NB,
5.000%, 02/20/2035	11,413	11,277
Series 2005-3, Class QB,
5.000%, 01/16/2035	64,559	63,864

	Principal	Value
	Amount	(Note 2)
Series 2005-3, Class JL,
5.000%, 12/16/2034	$74,265	$73,423
Series 2005-3, Class JM,
4.750%, 01/20/2035	51,693	50,479
Series 2005-3, Class OC,
5.000%, 01/20/2035	166,035	164,044
Series 2005-44, Class GZ,
5.000%, 07/20/2035	113,984	112,049
Series 2005-45, Class BF,
1M US SOFR + 0.41%, 06/20/2035(a)	35,111	34,546
Series 2005-49, Class B,
5.500%, 06/20/2035	76,452	76,575
Series 2005-51, Class DC,
5.000%, 07/20/2035	117,660	118,472
Series 2005-56, Class BD,
5.000%, 07/20/2035	40,448	39,831
Series 2005-56, Class JA,
5.000%, 05/17/2035	12,661	12,421
Series 2005-69, Class WD,
5.000%, 05/18/2035	43,102	42,380
Series 2005-73, Class PH,
5.000%, 09/20/2035	111,559	109,702
Series 2005-92, Class PB,
6.000%, 12/20/2035	155,257	158,196
Series 2006-10, Class PB,
5.500%, 03/20/2036	257,280	257,451
Series 2006-38, Class OH,
6.500%, 08/20/2036	27,786	27,816
Series 2007-18, Class B,
5.500%, 05/20/2035	75,244	74,862
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	137,791
Series 2007-35, Class NE,
6.000%, 06/16/2037	48,572	49,076
Series 2007-35, Class TE,
6.000%, 06/20/2037	101,644	103,184
Series 2007-40, Class FY,
1M US SOFR + 0.44%, 07/16/2037(a)	34,010	33,626
Series 2007-44, Class PH,
6.000%, 07/20/2037	119,071	121,054
Series 2007-57, Class Z,
5.500%, 10/20/2037	806,914	824,509
Series 2007-6, Class LE,
5.500%, 02/20/2037	258,951	258,124
Series 2007-7, Class PG,
5.000%, 02/16/2037	24,988	24,576

	Principal	Value
	Amount	(Note 2)
Series 2007-79, Class FC,
1M US SOFR + 0.55%, 12/20/2037(a)	$119,655	$119,220
Series 2008-13, Class FB,
1M US SOFR + 0.61%, 02/20/2038(a)	23,626	23,486
Series 2008-20, Class CE,
5.500%, 06/16/2037	217,982	219,237
Series 2008-31, Class PC,
5.500%, 04/20/2038	47,997	47,830
Series 2008-33, Class PB,
5.500%, 04/20/2038	137,903	138,259
Series 2008-37, Class L,
6.000%, 04/20/2038	39,500	39,779
Series 2008-38, Class PL,
5.500%, 05/20/2038	211,395	210,737
Series 2008-38, Class PN,
5.500%, 05/20/2038	40,656	40,907
Series 2008-38, Class BG,
5.000%, 05/16/2038	61,117	60,541
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	119,056
Series 2008-41, Class PE,
5.500%, 05/20/2038	69,062	68,563
Series 2008-47, Class ML,
5.250%, 06/16/2038	26,694	26,558
Series 2008-49, Class PB,
4.750%, 06/20/2038	27,575	27,057
Series 2008-50, Class KB,
6.000%, 06/20/2038	223,633	225,743
Series 2008-51, Class FG,
1M US SOFR + 0.88%, 06/16/2038(a)	77,678	77,852
Series 2008-51, Class PH,
5.250%, 06/20/2038	41,431	40,759
Series 2008-55, Class PL,
5.500%, 06/20/2038	30,984	30,975
Series 2008-58, Class PE,
5.500%, 07/16/2038	81,180	81,086
Series 2008-60, Class JP,
5.500%, 07/20/2038	220,000	218,475
Series 2008-60, Class JN,
5.500%, 07/20/2038	115,151	114,642
Series 2008-65, Class PG,
6.000%, 08/20/2038	210,667	210,081
Series 2008-66, Class FN,
1M US SOFR + 1.06%, 08/20/2038(a)	50,662	50,967
Series 2008-7, Class PQ,
5.000%, 02/20/2038	92,486	90,585

	Principal	Value
	Amount	(Note 2)
Series 2008-76, Class QE,
5.750%, 09/20/2038	$58,000	$58,157
Series 2008-77, Class FC,
1M US SOFR + 0.81%, 09/20/2038(a)	58,562	58,512
Series 2008-85, Class PG,
5.250%, 10/20/2038	32,688	32,580
Series 2008-89, Class JC,
5.500%, 08/20/2038	39,376	38,945
Series 2008-89, Class JD,
6.000%, 08/20/2038	15,448	15,316
Series 2008-9, Class FA,
1M US SOFR + 0.61%, 02/20/2038(a)	16,222	16,157
Series 2009-1, Class FA,
1M US SOFR + 1.16%, 01/20/2039(a)	67,911	68,538
Series 2009-10, Class NB,
5.000%, 02/16/2039	73,646	72,836
Series 2009-10, Class PH,
4.500%, 02/20/2039	28,681	27,903
Series 2009-118, Class PY,
5.000%, 12/16/2039	19,267	18,995
Series 2009-12, Class NB,
5.000%, 03/20/2039	53,005	52,094
Series 2009-13, Class E,
4.500%, 03/16/2039	93,974	91,342
Series 2009-15, Class FM,
1M US SOFR + 1.15%, 03/20/2039(a)	64,784	65,167
Series 2009-24, Class WB,
5.000%, 03/20/2039	216,372	213,875
Series 2009-32, Class ZA,
5.500%, 05/20/2039	314,711	317,945
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	297,166
Series 2009-47, Class LT,
5.000%, 06/20/2039	107,981	106,738
Series 2009-55, Class FN,
1M US SOFR + 1.11%, 07/20/2039(a)	23,285	23,470
Series 2009-58, Class PA,
4.500%, 07/20/2039	76,529	73,507
Series 2009-61, Class MP,
5.000%, 08/20/2039	33,571	33,009
Series 2009-61, Class AP,
4.000%, 08/20/2039	36,888	35,583
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	92,365

	Principal	Value
	Amount	(Note 2)
Series 2009-75, Class GZ,
4.500%, 09/20/2039	$93,037	$91,130
Series 2009-76, Class JB,
4.500%, 07/20/2039	22,157	21,863
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	434,016
Series 2009-83, Class TF,
1M US SOFR + 1.01%, 08/20/2039(a)	40,083	40,313
Series 2009-94, Class FA,
1M US SOFR + 0.81%, 10/16/2039(a)	70,782	70,730
Series 2010-105, Class BH,
3.000%, 01/16/2040	73,939	69,715
Series 2010-111, Class FA,
1M US SOFR + 0.46%, 09/20/2040(a)	44,184	43,546
Series 2010-134, Class YL,
4.500%, 10/20/2040	101,000	98,049
Series 2010-14, Class A,
4.500%, 06/16/2039	19,126	18,944
Series 2010-14, Class HA,
4.500%, 02/16/2040	131,283	128,250
Series 2010-147, Class PG,
3.500%, 05/20/2040	53,634	51,752
Series 2010-157, Class OP,
–%, 12/20/2040(b)	9,264	7,679
Series 2010-167, Class WL,
4.500%, 09/20/2040	764,000	738,106
Series 2010-169, Class JZ,
4.000%, 12/20/2040	206,926	193,098
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	99,320
Series 2010-62, Class AF,
1M US SOFR + 0.56%, 04/16/2034(a)	17,026	17,017
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	107,841
Series 2010-84, Class YB,
4.000%, 07/20/2040	20,696	19,658
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	23,041	23,024
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	119,746	119,924
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	138,079	137,112

	Principal	Value
	Amount	(Note 2)
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	$1,446	$1,435
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	43,964	43,677
Series 2011-100, Class MY,
4.000%, 07/20/2041	97,606	93,901
Series 2011-128, Class MD,
4.000%, 10/20/2040	133,140	129,444
Series 2011-137, Class WA,
5.595%, 07/20/2040(a)	104,720	107,027
Series 2011-18, Class PA,
4.000%, 08/20/2040	30,038	29,516
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	59,929	59,757
Series 2011-59, Class QC,
4.000%, 12/20/2040	201,246	193,661
Series 2011-66, Class UA,
4.000%, 05/16/2041	148,383	136,306
Series 2011-71, Class ZC,
5.500%, 07/16/2034	188,191	186,995
Series 2011-97, Class WA,
6.116%, 11/20/2038(a)	34,696	35,486
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	130,113	129,517
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	65,999	65,689
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	139,581	138,909
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	34,270	34,069
Series 2012-116, Class BY,
3.000%, 09/16/2042	242,000	195,780
Series 2012-127, Class PG,
1.750%, 09/16/2042	147,936	130,664
Series 2012-32, Class PE,
3.500%, 03/16/2042	117,000	104,878
Series 2012-38, Class PL,
3.250%, 01/20/2041	45,022	43,723
Series 2012-39, Class GA,
3.000%, 10/16/2040	13,090	12,401
Series 2012-51, Class VM,
3.500%, 04/16/2025	48,602	47,396
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,284,247	1,138,982

	Principal	Value
	Amount	(Note 2)
Series 2012-68, Class GE,
3.000%, 05/20/2042	$4,247	$3,408
Series 2012-76, Class GF,
1M US SOFR + 0.41%, 06/16/2042(a)	24,266	23,958
Series 2012-84, Class TB,
2.500%, 07/20/2042	390,245	314,619
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	317,583	316,201
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	66,732	66,415
Series 2012-H20, Class PT,
5.536%, 07/20/2062(a)	47,476	47,299
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	1,473	1,441
Series 2013-100, Class MA,
3.500%, 02/20/2043	36,494	35,041
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	372,267
Series 2013-169, Class EZ,
3.250%, 11/16/2043	109,483	96,059
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	103,995
Series 2013-41, Class MY,
3.000%, 03/20/2043	275,000	245,043
Series 2013-54, Class WA,
4.896%, 11/20/2042(a)	397,603	389,330
Series 2013-69, Class NA,
2.000%, 09/20/2042	172,645	148,737
Series 2013-70, Class LA,
1.000%, 05/20/2043	109,002	89,536
Series 2013-93, Class CA,
6.000%, 06/20/2043	1,080,713	1,107,625
Series 2013-98, Class KF,
1M US SOFR + 0.41%, 11/20/2041(a)	10,240	10,181
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	64,080	62,380
Series 2013-H01, Class FA,
1.650%, 01/20/2063	105	94
Series 2013-H04, Class BA,
1.650%, 02/20/2063	2,238	2,081
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	76,599	76,098

	Principal	Value
	Amount	(Note 2)
Series 2013-H09, Class HA,
1.650%, 04/20/2063	$5,214	$4,828
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	27,514	27,418
Series 2014-119, Class ZK,
3.500%, 08/16/2044	1,089,340	966,771
Series 2014-32, Class DA,
3.500%, 02/20/2044	101,590	88,293
Series 2014-53, Class JM,
7.003%, 04/20/2039(a)	196,461	202,659
Series 2014-98, Class ZP,
3.000%, 07/16/2044	235,184	181,726
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	43,620
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	317,361	315,775
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	20,548	20,410
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	384,500	382,108
Series 2014-H19, Class HA,
3.000%, 09/20/2064	225,966	221,046
Series 2015-100, Class PD,
3.000%, 07/20/2045	212,572	193,833
Series 2015-190, Class LE,
3.500%, 06/20/2045	9,092	8,881
Series 2015-56, Class LB,
1.500%, 04/16/2040	79,208	78,283
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	27,158
Series 2015-84, Class QA,
3.500%, 06/20/2045	235,398	220,187
Series 2015-91, Class QA,
2.958%, 05/20/2045(a)	1,456,674	1,229,467
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	225,163	222,449
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	73,778	73,430
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	104,647	104,153
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	42,685	42,473

	Principal	Value
	Amount	(Note 2)
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	$48,747	$48,443
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	239,270	237,918
Series 2015-H27, Class FA,
1M US L + 0.75%, 09/20/2065(a)	2,277,530	2,267,112
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	2,724	2,692
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	49,821	49,586
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	37,829	37,731
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	168,614	168,008
Series 2016-116, Class GV,
3.000%, 05/20/2026	31,901	30,511
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	3,962
Series 2016-136, Class MY,
2.500%, 10/20/2046	100,000	65,326
Series 2016-136, Class PJ,
3.500%, 01/20/2046	192,656	166,264
Series 2016-163, Class B,
3.000%, 10/20/2046	109,000	83,450
Series 2016-19, Class AC,
3.000%, 02/20/2046	259,000	215,961
Series 2016-46, Class Z,
3.000%, 04/20/2046	120,535	87,746
Series 2016-82, Class BA,
3.000%, 09/20/2045	50,187	47,947
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	130,945	130,464
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	161,791	161,426
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	3,595,428	3,582,486
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	14,503	14,459

	Principal	Value
	Amount	(Note 2)
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	$575,408	$575,014
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	1,350,292	1,349,332
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	199,723	199,606
Series 2016-H17, Class FK,
1M US L + 0.85%, 07/20/2066(a)	61,608	61,621
Series 2016-H17, Class HA,
2.250%, 03/20/2066	237,849	228,215
Series 2016-H20, Class PT,
5.243%, 09/20/2066(a)	496,491	505,643
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	176,130	176,828
Series 2016-H23, Class PT,
5.674%, 09/20/2066(a)	342,439	346,662
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	528,322	527,331
Series 2016-H26, Class FC,
1M US L + 1.00%, 12/20/2066(a)	109,983	109,857
Series 2017-150, Class JE,
3.000%, 07/20/2047	59,398	54,451
Series 2017-170, Class MC,
2.500%, 10/20/2047	59,647	52,354
Series 2017-36, Class MJ,
3.000%, 03/20/2047	35,791	31,195
Series 2017-56, Class AZ,
3.000%, 04/20/2047	115,208	94,967
Series 2017-73, Class JT,
2.750%, 09/20/2046	1,307	1,298
Series 2017-80, Class LO,
–%, 05/20/2047(b)	117,448	84,871
Series 2017-80, Class BJ,
3.000%, 03/20/2047	88,596	80,033
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	76,343	75,937
Series 2017-H14, Class FD,
1M US L + 0.47%, 06/20/2067(a)	111,204	110,094
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	218,023	216,587

	Principal	Value
	Amount	(Note 2)
Series 2017-H16, Class PT,
4.864%, 05/20/2066(a)	$19,321	$19,015
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	27,067	26,922
Series 2017-H22, Class FH,
12M US L + 0.22%, 11/20/2067(a)	258,668	256,240
Series 2018-131, Class QA,
3.000%, 12/20/2047	267,723	242,890
Series 2018-160, Class AD,
3.500%, 02/20/2048	245,226	227,771
Series 2018-36, Class CZ,
4.000%, 03/20/2048	274,961	245,001
Series 2018-37, Class C,
2.500%, 01/20/2046	152,897	139,603
Series 2018-H07, Class FD,
1M US L + 0.30%, 05/20/2068(a)	151,385	150,951
Series 2018-H09, Class FA,
12M US L + 0.50%, 04/20/2068(a)	432,490	426,229
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	974,539
Series 2019-103, Class EK,
4.000%, 04/20/2049	2,921,162	2,740,660
Series 2019-111, Class TE,
2.000%, 09/20/2049	43,919	36,446
Series 2019-128, Class AL,
2.500%, 10/20/2049	300,000	209,528
Series 2019-15, Class A,
–%, 07/20/2048(a)	300,226	181,097
Series 2019-18, Class HD,
3.500%, 02/20/2049	165,000	146,970
Series 2019-36, Class PD,
3.000%, 02/20/2049	266,278	237,713
Series 2019-61, Class K,
3.500%, 07/20/2048	5,471	5,428
Series 2019-H01, Class FT,
1M US L + 0.40%, 10/20/2068(a)	105,878	105,469
Series 2019-H04, Class BA,
3.000%, 01/20/2069	117,448	113,243
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	84,185	84,161
Series 2019-H08, Class FM,
1M US L + 0.65%, 05/20/2069(a)	1,851,796	1,815,987

	Principal	Value
	Amount	(Note 2)
Series 2020-122, Class GZ,
3.000%, 08/20/2050	$255,370	$146,924
Series 2020-125, Class GC,
2.500%, 08/20/2050	21,749	18,274
Series 2020-125, Class GA,
2.500%, 03/20/2050	351,002	302,321
Series 2020-127, Class LZ,
1.500%, 08/20/2050	558,911	223,666
Series 2020-134, Class ZU,
3.000%, 09/20/2050	110,448	60,327
Series 2020-148, Class ZP,
2.000%, 10/20/2050	225,033	98,793
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,997	91,081
Series 2020-153, Class MP,
2.500%, 10/20/2050	328,052	273,085
Series 2020-153, Class ML,
2.500%, 10/20/2050	308,516	259,499
Series 2020-187, Class KZ,
2.000%, 12/20/2050	163,212	66,967
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,277,155	1,099,822
Series 2020-5, Class LC,
3.500%, 10/20/2049	160,623	147,772
Series 2020-61, Class AB,
3.000%, 05/20/2048	69,531	67,262
Series 2020-62, Class WD,
0.566%, 05/20/2050(a)	488,945	282,391
Series 2020-62, Class PD,
3.000%, 05/20/2050	475,183	416,701
Series 2020-83, Class ML,
3.000%, 06/20/2050	139,171	125,357
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,276,278	1,126,609
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	63,849	63,578
Series 2020-H02, Class DA,
2.250%, 12/20/2069	150,834	144,283
Series 2020-H04, Class FP,
1M US L + 0.50%, 06/20/2069(a)	236,803	234,480
Series 2020-H12, Class FE,
1M US L + 1.10%, 06/20/2070(a)	965,258	968,772
Series 2020-H13, Class FA,
1M US L + 0.45%, 07/20/2070(a)	193,522	189,019
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	57,531

	Principal	Value
	Amount	(Note 2)
Series 2021-116, Class WZ,
2.000%, 07/20/2051	$372,471	$222,033
Series 2021-116, Class LZ,
2.500%, 07/20/2051	330,438	197,509
Series 2021-142, Class PZ,
0.750%, 08/20/2051	304,342	164,060
Series 2021-146, Class PO,
–%, 07/20/2051(b)	338,715	112,948
Series 2021-146, Class DE,
1.750%, 08/20/2051	425,556	360,539
Series 2021-158, Class GK,
2.000%, 09/20/2051	127,040	83,032
Series 2021-177, Class GW,
2.500%, 10/20/2051	26,406	21,389
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	157,330
Series 2021-25, Class HA,
2.000%, 02/20/2051	791,856	642,087
Series 2021-8, Class KZ,
2.000%, 01/20/2051	153,479	62,320
Series 2021-8, Class AQ,
5.000%, 01/20/2051	150,805	152,877
Series 2021-H01, Class FA,
1M US L + 1.25%, 11/20/2070(a)	2,880,736	2,890,847
Series 2021-H12, Class GA,
4.590%, 07/20/2071(a)	227,572	223,507
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,358,669
Series 2022-104, Class KY,
4.500%, 06/20/2052	383,627	335,834
Series 2022-112, Class BM,
3.000%, 06/20/2052	344,718	246,849
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	642,609
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	230,900
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	162,785
Series 2022-137, Class PL,
4.000%, 08/20/2052	288,633	231,539
Series 2022-20, Class KZ,
2.500%, 01/20/2052	107,970	48,302
Series 2022-212, Class DZ,
5.500%, 12/20/2052	2,547,023	2,509,670
Series 2022-44, Class KZ,
4.500%, 03/20/2052	570,104	495,804
Series 2022-51, Class HZ,
3.000%, 03/20/2052	294,714	152,064

	Principal	Value
	Amount	(Note 2)
Series 2022-68, Class MD,
3.500%, 04/20/2052	$223,000	$169,855
Series 2022-76, Class PA,
4.000%, 04/20/2052	903,969	859,492
Series 2022-78, Class YX,
4.500%, 01/20/2051	912,023	890,343
Series 2022-H06, Class AB,
3.741%, 07/20/2067	353,400	345,046
Series 2023-47, Class HZ,
5.500%, 03/20/2053	1,268,662	1,248,197
Series 2023-55, Class HB,
6.500%, 04/20/2053	3,822,002	3,935,129
Series 2023-55, Class EB,
6.000%, 04/20/2053	23,483,111	23,300,827
Series 2023-59, Class GL,
6.000%, 04/20/2053	7,761,342	7,717,875
Series 2023-68, Class HB,
6.500%, 05/20/2053	10,712,834	11,399,329
		111,939,398
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ,
3.750%, 10/15/2041	981,619	903,606

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $285,736,192)		274,483,677

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (2.96%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	97,993	97,317
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	225,690	223,606
Series 2013-M6, Class 1AC,
3.352%, 02/25/2043(a)	11,178,390	10,451,624
Series 2016-M11, Class AL,
2.944%, 07/25/2039	441,388	394,956
Series 2018-M12, Class A1,
3.546%, 08/25/2030	1,961,390	1,894,908
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	470,000	431,290
Series 2019-M10, Class A1,
2.000%, 04/25/2030	580,211	545,978
Series 2019-M14, Class A1,
2.304%, 06/25/2029	30,982	29,985

	Principal	Value
	Amount	(Note 2)
Series 2019-M24, Class 2XA,
1.143%, 03/25/2031(a)	$4,223,190	$247,174
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	265,958
Series 2020-M10, Class X1,
1.771%, 12/25/2030(a)(d)	757,014	60,269
Series 2020-M10, Class X4,
0.885%, 07/25/2032(a)(d)	46,902,907	2,164,508
Series 2020-M12, Class IO,
1.285%, 07/25/2029(a)(d)	54,638,909	2,753,429
Series 2020-M13, Class X2,
1.223%, 09/25/2030(a)(d)	7,392,810	367,926
Series 2022-M5, Class A1,
2.361%, 01/01/2034(a)	293,489	260,662
Series 2022-M5, Class A3,
2.361%, 01/01/2034(a)	1,495,000	1,215,525
Series 2022-M8, Class A2,
1.937%, 12/25/2031(a)	100,000	80,960
		21,486,075
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,600,000	1,148,467

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1,
2.018%, 09/25/2025	2,239,113	2,152,915
Series 2016-KS07, Class X,
0.618%, 09/25/2025(a)	65,691,122	795,027
Series 2017-K153, Class X1,
0.275%, 10/25/2031(a)	100,506,818	1,492,667
Series 2017-Q006, Class A2,
4.154%, 04/25/2028(a)	3,994,831	3,654,895
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	30,471	30,251
Series 2018-K154, Class X1,
0.295%, 11/25/2032(a)	136,483,379	2,654,561
Series 2018-K156, Class X1,
0.070%, 06/25/2033(a)	624,302,261	4,646,682
Series 2018-K158, Class X1,
0.071%, 10/25/2033(a)	350,894,271	3,009,199
Series 2019-KL4F, Class A2AS,
3.683%, 10/25/2025(a)	256,000	246,503
Series 2019-KLU2, Class X1,
0.956%, 08/25/2029(a)	86,456,342	3,668,870

	Principal	Value
	Amount	(Note 2)
Series 2020-Q013, Class APT2,
1.167%, 04/25/2027(a)	$3,375,647	$2,983,313
Series 2021-1521, Class X1,
0.980%, 08/25/2036(a)	15,644,108	1,306,608
Series 2021-KLU3, Class X1,
1.936%, 01/25/2031(a)	176,670,842	17,809,056
		44,450,547

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $72,590,027)		67,085,089

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (15.45%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	661,296	658,654
Series 2005-843080,
6.000%, 12/01/2034	114,634	113,682
Series 2006-,
6.000%, 02/01/2036	114,127	114,409
Series 2007-943003,
5.500%, 08/01/2047	76,997	76,406
Series 2009-,
4.500%, 06/01/2039	345,206	331,177
Series 2009-463331,
5.250%, 08/01/2029	517,690	523,472
Series 2009-930895,
4.500%, 03/01/2039	157,299	151,389
Series 2009-931707,
4.500%, 08/01/2039	102,668	98,251
Series 2009-958348,
5.440%, 04/01/2027	130,593	128,563
Series 2009-958878,
5.750%, 07/01/2027	1,294,397	1,290,661
Series 2010-,
3.500%, 10/01/2040	325,039	294,501
Series 2011-,
6.210%, 12/01/2029	220,744	220,432
Series 2011-468477,
4.590%, 08/01/2026	390,591	386,494
Series 2011-469013,
5.470%, 08/01/2026	986,971	1,001,997
Series 2011-AH9290,
4.000%, 04/01/2041	38,616	35,526
Series 2012-,
3.000%, 12/01/2042	104,101	92,644
3.000%, 01/01/2043	126,331	113,885

	Principal	Value
	Amount	(Note 2)
3.040%, 12/01/2030	$1,177,188	$1,078,833
3.500%, 04/01/2042	58,759	53,024
Series 2012-470020,
4.200%, 01/01/2030	1,542,569	1,501,084
Series 2012-AM0279,
3.210%, 08/01/2027	285,847	284,686
Series 2012-AM1387,
3.260%, 11/01/2032	105,069	99,190
Series 2012-MA1214,
3.000%, 10/01/2042	610,326	543,246
Series 2013-,
3.000%, 01/01/2043	286,710	258,470
3.000%, 02/01/2043	371,032	330,196
3.000%, 04/01/2043	226,590	201,724
3.000%, 07/01/2043	253,384	225,510
3.000%, 08/01/2043	69,836	62,741
3.380%, 05/01/2028	259,586	245,838
4.370%, 07/01/2028	836,232	818,632
4.410%, 09/01/2028	85,137	83,965
Series 2013-AM3154,
3.250%, 05/01/2028	349,433	348,014
Series 2013-AM4329,
3.870%, 10/01/2025	190,958	185,449
Series 2013-AM4781,
4.180%, 11/01/2028	1,185,249	1,162,928
Series 2013-AM4991,
3.970%, 12/01/2025	157,071	152,619
Series 2013-AR2289,
3.000%, 02/01/2033	212,818	192,993
Series 2013-AT9663,
2.500%, 07/01/2043	457,944	385,862
Series 2013-MA1586,
3.000%, 08/01/2043	179,785	162,078
Series 2014-,
3.000%, 06/01/2053	1,150,688	1,010,371
3.300%, 11/01/2026	257,397	245,111
3.730%, 07/01/2034	600,210	568,608
4.060%, 03/01/2030	454,382	441,746
Series 2014-AM4198,
3.550%, 03/01/2024	93,018	91,476
Series 2014-AM7274,
3.000%, 12/01/2024	6,300,000	6,065,371
Series 2015-,
3.100%, 09/01/2025	153,886	146,792
3.180%, 07/01/2035	673,599	593,929
3.390%, 07/01/2035	198,922	179,483
3.500%, 10/01/2045	1,652,562	1,511,104
3.600%, 02/01/2040	235,265	217,404
3.610%, 08/01/2030	300,000	283,320
4.000%, 01/01/2041	125,427	119,672
4.500%, 06/01/2045	142,457	139,344

	Principal	Value
	Amount	(Note 2)
Series 2015-AM8666,
2.960%, 06/01/2030	$172,268	$157,483
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	666,125
Series 2015-AM9173,
3.110%, 06/01/2027	234,434	220,172
Series 2015-AM9288,
2.930%, 07/01/2025	5,568,635	5,313,956
Series 2016-,
3.160%, 07/01/2036(a)	1,670,271	1,458,219
6.000%, 07/01/2039	116,123	117,840
Series 2016-AL8405,
4.500%, 05/01/2041	171,298	163,697
Series 2016-AN0665,
3.070%, 02/01/2026	191,080	181,827
Series 2016-AN0774,
3.210%, 01/01/2026	171,049	163,473
Series 2016-AN2228,
2.520%, 08/01/2026	183,651	170,360
Series 2016-AN3542,
3.410%, 11/01/2046	351,824	297,070
Series 2016-AN3749,
2.520%, 12/01/2026	446,474	413,758
Series 2016-BC0943,
3.500%, 05/01/2046	264,991	246,026
Series 2017-,
2.000%, 01/01/2032	115,710	109,070
2.880%, 09/01/2027	4,760,400	4,403,738
3.010%, 07/01/2027	259,641	243,098
3.160%, 07/01/2027	147,787	138,582
3.170%, 01/01/2029	190,311	175,348
3.200%, 01/01/2029	146,450	137,012
3.210%, 11/01/2032	100,000	87,985
3.235%, 02/01/2032	137,523	125,314
3.350%, 01/01/2029	192,904	180,726
3.450%, 03/01/2029	303,322	286,005
3.500%, 06/01/2047	314,160	283,581
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	80,540
Series 2017-AN4469,
3.640%, 01/01/2029	671,957	640,427
Series 2017-AN4529,
3.620%, 01/01/2027	806,691	775,243
Series 2017-AN4606,
3.510%, 02/01/2027	771,002	736,417
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	89,997
Series 2017-AN5279,
3.340%, 04/01/2029	446,299	414,653
Series 2017-AN5742,
3.190%, 05/01/2030	134,843	123,765

	Principal	Value
	Amount	(Note 2)
Series 2017-AN5796,
3.030%, 06/01/2027	$265,884	$248,801
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	257,386
Series 2017-AN6670,
3.210%, 09/01/2027	1,881,099	1,743,139
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,648,658
Series 2017-AN7234,
3.010%, 12/01/2027	990,455	922,064
Series 2017-AN7384,
2.880%, 12/01/2027	47,728	44,296
Series 2017-AN7547,
3.370%, 11/01/2027	1,077,004	1,003,249
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	217,899
Series 2017-CA0522,
3.000%, 10/01/2047	217,637	191,584
Series 2018-,
3.000%, 02/01/2033	47,323	43,847
3.000%, 04/01/2048	480,295	417,655
3.320%, 04/01/2028	200,000	187,635
3.430%, 03/01/2033	994,687	897,016
3.500%, 09/01/2028	130,000	123,301
3.500%, 05/01/2048	355,447	324,336
3.660%, 05/01/2033	700,000	663,273
3.740%, 07/01/2028	175,000	166,150
3.940%, 10/01/2036	324,285	299,881
4.010%, 12/01/2030	300,000	287,378
4.130%, 12/01/2030	2,000,000	1,919,374
4.500%, 09/01/2040	121,182	114,716
4.500%, 07/01/2041	267,446	255,892
4.500%, 08/01/2041	327,071	324,241
5.500%, 08/01/2048	550,003	554,025
6.000%, 08/01/2048	118,178	119,023
Series 2018-109435,
3.890%, 08/01/2028	1,856,437	1,775,336
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,432,385
Series 2018-387853,
3.455%, 08/01/2025	225,000	215,419
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	1,890,107
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	93,287
Series 2018-AN8493,
3.300%, 02/01/2030	417,106	380,537
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	939,497
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	126,906

	Principal	Value
	Amount	(Note 2)
Series 2018-AN924,
4.210%, 05/01/2033	$547,412	$535,409
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	449,107
Series 2018-BL0212,
3.820%, 07/01/2027	43,390	41,769
Series 2019-,
2.520%, 11/01/2029	142,883	126,431
2.820%, 10/01/2039	941,173	757,791
3.000%, 08/01/2049	86,340	75,104
3.490%, 03/01/2029	189,000	176,798
3.710%, 04/01/2031	1,892,914	1,767,175
3.940%, 06/01/2035	2,600,000	2,373,917
4.000%, 07/01/2048	673,221	642,639
4.070%, 11/01/2026	132,373	127,573
4.500%, 08/01/2058	467,909	450,847
5.500%, 06/01/2049	195,017	198,402
6.000%, 05/01/2049	2,108,551	2,160,712
Series 2019-BI2928,
3.410%, 07/01/2027	807,747	766,672
Series 2019-BL1188,
3.480%, 02/01/2026	195,462	187,545
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,331,962
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	649,607
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	1,673,207
Series 2019-BL1596,
3.480%, 03/01/2029	162,451	153,442
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	154,981
Series 2019-BL2460,
3.400%, 05/01/2029	570,307	533,309
Series 2019-BL3182,
2.980%, 07/01/2029	246,602	225,353
Series 2019-BM6011,
3.284%, 11/01/2026(a)	58,301	55,679
Series 2019-BM6152,
3.500%, 06/01/2044	1,061,508	982,369
Series 2019-MA3784,
3.500%, 09/01/2049	2,485,565	2,206,004
Series 2020-,
1.400%, 11/01/2032	7,945,000	5,965,364
1.500%, 01/01/2036	722,963	619,378
2.150%, 09/01/2029	500,000	431,740
3.000%, 03/01/2050	241,747	207,071
3.500%, 04/01/2050	177,622	157,733
Series 2021-,
1.710%, 08/01/2031	751,000	594,919
3.500%, 11/01/2051	735,982	648,606

	Principal	Value
	Amount	(Note 2)
Series 2022-,
2.030%, 12/01/2028	$100,000	$86,122
2.150%, 03/01/2029	150,000	130,576
2.400%, 03/01/2029	146,662	130,278
3.130%, 01/01/2029	147,885	137,173
3.790%, 05/01/2032	2,148,000	1,941,039
3.890%, 07/01/2032	300,000	277,502
3.910%, 06/01/2032	1,181,000	1,103,832
3.980%, 10/01/2032	700,000	651,390
4.110%, 09/01/2032	1,815,000	1,685,642
4.140%, 08/01/2032	2,038,000	1,896,215
4.240%, 07/01/2032	1,687,000	1,585,246
4.520%, 10/01/2032	1,209,000	1,147,248
5.080%, 10/01/2029	950,000	964,831
5.120%, 11/01/2032	2,979,000	2,939,777
5.250%, 10/01/2032	7,898,000	7,919,386
5.300%, 10/01/2032	8,632,000	8,655,973
5.440%, 12/01/2032	7,633,000	7,655,682
5.500%, 11/01/2052	12,136,164	12,172,530
5.620%, 11/01/2032	2,901,983	2,910,302
5.730%, 11/01/2032	16,500,000	16,722,628
6.120%, 11/01/2032	1,681,641	1,679,338
6.500%, 11/01/2052	1,990,828	2,002,831
Series 2023-,
1.500%, 01/01/2042	4,500,170	3,643,530
4.885%, 03/01/2033	750,000	757,862
5.030%, 04/01/2028	4,957,000	4,898,398
5.500%, 02/01/2053	9,184,983	9,154,407
6.000%, 02/01/2053	1,219,637	1,234,017
6.500%, 06/01/2043	3,486,127	3,568,378
6.500%, 04/01/2053	2,163,829	2,210,512
6.500%, 05/01/2053	4,720,034	4,886,655
		197,230,671
Freddie Mac
Series 2005-2936, Class FC,
30D US SOFR + 0.51%, 03/15/2029(a)	16,702	16,551

Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	169,197	163,628
Series 2006-,
6.000%, 01/01/2036	30,414	30,357
Series 2007-,
5.500%, 11/01/2037	58,983	57,741
Series 2012-,
3.500%, 08/01/2042	101,357	92,084
Series 2013-G80393,
5.000%, 08/20/2036	130,466	128,293
Series 2013-T65180,
3.000%, 11/01/2043	109,933	97,976

	Principal	Value
	Amount	(Note 2)
Series 2015-U49046,
4.000%, 02/01/2029	$35,789	$34,787
		604,866
Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	282,348	253,568
3.000%, 09/01/2045	707,441	634,230
3.000%, 12/01/2045	507,650	446,702
3.500%, 12/01/2045	55,954	50,486
4.500%, 09/01/2044	468,686	450,586
6.000%, 07/01/2048	234,265	235,868
Series 2021-,
2.190%, 06/01/2034	146,824	117,042
Series 2022-,
3.000%, 02/01/2046	4,003,885	3,538,156
Series 2023-,
4.750%, 01/01/2033	16,673,950	16,400,706
5.500%, 02/01/2053	11,051,949	10,991,095
6.500%, 04/01/2053	28,599,500	29,216,514
6.500%, 05/01/2053	15,385,643	15,723,116
7.000%, 01/01/2053	4,374,991	4,507,100
		82,565,169
Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	328,501	317,598
Series 2013-,
3.000%, 03/15/2043	343,490	310,607
		628,205
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	80,929	76,712
4.000%, 11/20/2040	89,760	85,084
4.000%, 12/20/2040	157,040	150,213
4.500%, 08/20/2040	264,223	256,076
4.875%, 01/20/2035	132,230	129,536
1M US L + 2.071%, 08/20/2060(a)	361,371	367,845
Series 2011-,
4.000%, 09/20/2041	249,000	239,945
4.000%, 10/20/2041	119,806	114,794
4.500%, 07/20/2041	96,590	93,294
Series 2012-,
3.500%, 03/20/2042	334,738	305,425
3.500%, 04/20/2042	74,103	67,638
3.500%, 05/20/2042	131,295	119,796
3.500%, 06/20/2042	80,450	73,428
3.500%, 08/20/2042	88,085	80,373
3.500%, 09/20/2042	70,203	64,069
3.500%, 10/20/2042	83,806	76,470
3.500%, 12/20/2042	218,417	199,286
4.000%, 02/20/2042	24,861	23,565
4.000%, 04/20/2042	99,594	94,403

	Principal	Value
	Amount	(Note 2)
4.000%, 09/20/2042	$92,933	$88,920
Series 2012-5302,
3.500%, 02/20/2042	214,352	195,579
Series 2013-,
2.500%, 02/20/2043	127,542	110,153
3.000%, 06/20/2043	211,307	188,822
3.250%, 04/20/2033	295,882	274,954
3.500%, 04/20/2043	220,848	201,502
3.500%, 05/20/2043	99,578	92,155
3.500%, 06/20/2043	102,613	94,963
4.000%, 09/20/2043	264,875	252,690
Series 2013-MA1149,
3.000%, 07/20/2043	12,626	11,168
Series 2014-,
4.500%, 02/20/2034	272,508	265,219
4.500%, 02/20/2044	270,114	263,957
4.500%, 05/20/2044	947,680	921,976
Series 2015-,
3.500%, 06/20/2035	248,081	234,839
3.750%, 05/20/2045	99,297	93,822
4.500%, 08/20/2045	520,420	505,179
Series 2016-,
2.500%, 05/20/2031	222,993	197,837
3.000%, 06/20/2046	221,920	199,900
3.000%, 07/20/2046	240,018	213,646
3.500%, 06/20/2046	455,746	422,624
4.500%, 09/20/2045	225,429	218,722
4.500%, 03/20/2046	161,946	157,877
Series 2016-MA3588,
3.500%, 04/20/2046	257,863	235,259
Series 2016-MA3793,
3.500%, 07/20/2046	736,727	672,142
Series 2016-MA3865,
3.500%, 08/20/2046	448,535	409,214
Series 2017-,
2.500%, 01/20/2032	256,513	227,614
3.000%, 11/20/2032	218,990	203,564
3.500%, 10/20/2047	341,619	318,206
3.500%, 12/20/2047	773,164	710,619
4.526%, 01/20/2067(a)	132,399	128,801
Series 2018-,
3.500%, 08/20/2047	125,569	117,096
3.500%, 01/20/2048	66,108	61,580
3.500%, 04/20/2048	470,428	438,311
4.000%, 05/20/2048	2,923,687	2,764,492
4.000%, 09/20/2048	2,641,191	2,502,258
4.500%, 07/20/2048	594,238	571,871
4.500%, 09/20/2048	295,349	287,630
5.500%, 10/20/2048	372,518	371,786
Series 2019-,
3.500%, 12/20/2047	439,738	409,993
3.500%, 08/20/2049	365,812	338,476
3.500%, 12/20/2049	142,018	129,119

	Principal	Value
	Amount	(Note 2)
4.000%, 04/20/2049	$103,677	$96,168
4.500%, 09/20/2049	402,391	389,318
4.500%, 11/20/2049	796,436	766,651
5.500%, 06/20/2049	148,408	148,022
6.000%, 01/20/2049	312,271	315,785
Series 2019-784688,
5.000%, 02/20/2049	846,859	836,792
Series 2019-MA5864,
3.000%, 04/20/2049	21,645	19,339
Series 2019-MA5920,
3.000%, 05/20/2049	15,646	13,837
Series 2019-MA5936,
6.500%, 05/20/2049	45,570	48,147
Series 2020-,
2.000%, 11/20/2050	3,342,593	2,770,295
2.500%, 01/20/2050	189,647	160,860
3.000%, 11/20/2050	157,936	137,335
3.500%, 12/20/2049	793,380	713,486
3.500%, 10/20/2050	224,901	204,570
4.000%, 02/20/2050	524,231	495,246
4.000%, 04/20/2050	735,523	682,882
4.000%, 05/20/2050	165,439	153,726
4.000%, 11/20/2050	849,359	791,423
Series 2021-,
4.000%, 02/20/2051	205,123	190,440
4.000%, 03/20/2051	1,579,531	1,494,648
Series 2022-,
4.000%, 08/20/2052	1,870,102	1,762,047
4.000%, 09/20/2052	16,351,803	15,388,080
5.000%, 05/20/2052	1,065,524	1,035,059
5.000%, 06/20/2052	629,198	617,692
6.000%, 12/20/2052	1,937,718	1,939,963
Series 2023-,
5.500%, 05/20/2053	8,067,055	8,130,587
6.500%, 04/20/2053	11,079,914	11,304,700
		69,329,585

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $359,759,300)		350,375,047

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (40.06%)

Aerospace & Defense (1.86%)
Boeing Co.
1.43%, 02/04/2024	9,669,000	9,448,272
2.20%, 02/04/2026	10,030,000	9,260,161
3.95%, 08/01/2059	7,777,000	5,741,448
5.93%, 05/01/2060	3,986,000	3,986,811
L3Harris Technologies, Inc.
5.40%, 07/31/2033	4,543,000	4,577,518
5.60%, 07/31/2053	4,088,000	4,175,435

	Principal	Value
	Amount	(Note 2)
RTX Corp.
5.15%, 02/27/2033	$4,978,000	$4,983,976
Total Aerospace & Defense		42,173,621

Airlines (1.03%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,063,777	4,918,448
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	3,839,035	3,842,299
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,161,907	1,066,662
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	7,499,129
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	6,251,339	6,228,167
Total Airlines		23,554,705

Apparel & Textile Products (0.15%)
Hanesbrands, Inc.
9.00%, 02/15/2031(e)	3,303,000	3,380,202

Automobiles Manufacturing (2.00%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,083,204
6.80%, 05/12/2028	9,919,000	10,019,470
7.35%, 03/06/2030	10,487,000	10,865,756
General Motors Financial Co., Inc.
SOFRINDX + 1.30%, 04/07/2025(a)(f)	14,607,000	14,595,427
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(e)	995,000	979,400
3.95%, 06/06/2025(e)	3,000,000	2,919,505
Total Automobiles Manufacturing		45,462,762

Banks (2.30%)
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	934,000	887,899
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	5,154,000	4,991,959
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,249,071
Danske Bank A/S
5.38%, 01/12/2024(e)	1,000,000	994,898
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	5,881,945

	Principal	Value
	Amount	(Note 2)
Intesa Sanpaolo SpA
6.63%, 06/20/2033(e)	$2,989,000	$3,003,621
1Y US TI + 2.75%, 06/01/2042(a)(e)	1,800,000	1,204,709
1Y US TI + 3.90%, 06/20/2054(a)(e)	3,985,000	4,035,413
Truist Bank
3.30%, 05/15/2026	4,316,000	4,018,702
Truist Financial Corp.
1D US SOFR + 2.36%, 06/08/2034(a)	5,580,000	5,632,255
US Bancorp
1D US SOFR + 1.60%, 02/01/2034(a)	9,000,000	8,456,141
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	9,019,000	8,952,153
Total Banks		52,308,766

Biotechnology (0.83%)
Amgen, Inc.
5.25%, 03/02/2033	4,978,000	4,970,041
5.51%, 03/02/2026	8,959,000	8,960,559
5.60%, 03/02/2043	4,977,000	4,953,217
Total Biotechnology		18,883,817

Cable & Satellite (0.92%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	4,000,000	3,265,053
4.50%, 06/01/2033(e)	5,978,000	4,735,772
4.75%, 02/01/2032(e)	5,300,000	4,380,501
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	6,363,000	3,869,393
Sirius XM Radio, Inc.
5.00%, 08/01/2027(e)	5,127,000	4,768,110
Total Cable & Satellite		21,018,829

Casinos & Gaming (0.89%)
MGM Resorts International
6.75%, 05/01/2025	12,855,000	12,921,897
Penn Entertainment, Inc.
5.63%, 01/15/2027(e)	7,595,000	7,150,278
Total Casinos & Gaming		20,072,175

Chemicals (0.94%)
Avient Corp.
5.75%, 05/15/2025(e)	4,130,000	4,076,273
Celanese US Holdings LLC
6.38%, 07/15/2032	6,175,000	6,249,509
EIDP, Inc.
4.80%, 05/15/2033	6,971,000	6,773,835

	Principal	Value
	Amount	(Note 2)
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(e)	$4,966,000	$4,219,734
Total Chemicals		21,319,351

Commercial Finance (0.38%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	8,623,000	8,687,674
1D US SOFR + 0.68%, 09/29/2023(a)	65,000	64,940
Total Commercial Finance		8,752,614

Consumer Discretionary (0.16%)
Mercedes-Benz Finance North America LLC 5.05%
08/03/2033	$3,633,000	$3,623,977

Consumer Finance (2.04%)
Ally Financial, Inc.
1.45%, 10/02/2023	990,000	982,008
8.00%, 11/01/2031	4,000,000	4,248,092
American Express Co.
1D US SOFR + 1.93%, 07/28/2034(a)	2,989,000	2,985,962
Capital One Financial Corp.
1D US SOFR + 2.60%, 02/01/2034(a)	8,680,000	8,439,730
Discover Financial Services
6.70%, 11/29/2032	12,930,000	13,270,681
Fiserv, Inc.
5.60%, 03/02/2033	3,982,000	4,056,209
Synchrony Financial
3.70%, 08/04/2026	3,192,000	2,925,496
4.25%, 08/15/2024	1,700,000	1,661,261
7.25%, 02/02/2033	7,950,000	7,460,633
Total Consumer Finance		46,030,072

Consumer Products (0.21%)
Church & Dwight Co., Inc.
5.60%, 11/15/2032	4,500,000	4,719,477

Department Stores (0.17%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	4,000,000	3,877,640

	Principal	Value
	Amount	(Note 2)
Diversified Banks (2.39%)
Bank of America Corp.
1D US SOFR + 1.37%, 10/24/2031(a)	$17,418,000	$13,807,496
1D US SOFR + 1.91%, 04/25/2034(a)	9,018,000	8,952,716
5Y US TI + 1.20%, 09/21/2036(a)	12,241,000	9,388,851
Citigroup, Inc.
4.30%, 11/20/2026	8,949,000	8,601,271
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(a)	8,581,000	8,561,204
1D US SOFR + 2.58%, 09/14/2033(a)	4,853,000	4,929,647
Total Diversified Banks		54,241,185

Electrical Equipment Manufacturing (0.45%)
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,201,623
6.10%, 03/15/2033	6,969,000	7,084,866
Total Electrical Equipment Manufacturing		10,286,489

Entertainment Content (0.62%)
Discovery Communications LLC
4.00%, 09/15/2055	2,709,000	1,797,419
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	5,300,000	4,703,420
5.14%, 03/15/2052	9,240,000	7,515,613
Total Entertainment Content		14,016,452

Entertainment Resources (0.13%)
Vail Resorts, Inc.
6.25%, 05/15/2025(e)	2,983,000	2,993,709

Exploration & Production (1.01%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(e)	1,682,000	1,556,242
6.25%, 11/01/2028(e)	5,537,000	5,305,363
6.25%, 04/15/2032(e)	1,682,000	1,530,326
Occidental Petroleum Corp.
7.88%, 09/15/2031	12,968,000	14,584,461
Total Exploration & Production		22,976,392

Financial Services (2.49%)
Ameriprise Financial, Inc.
5.15%, 05/15/2033	3,983,000	3,955,383
Charles Schwab Corp.
1D US SOFR + 2.50%, 05/19/2034(a)	5,500,000	5,671,721
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(a)	3,976,000	3,967,605

	Principal	Value
	Amount	(Note 2)
Morgan Stanley
1D US SOFR + 1.36%, 09/16/2036(a)	$12,446,000	$9,545,503
1D US SOFR + 1.87%, 04/21/2034(a)	7,214,000	7,124,033
1D US SOFR + 1.88%, 07/21/2034(a)	2,726,000	2,724,895
5Y US TI + 2.43%, 01/19/2038(a)	4,945,000	4,921,407
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(e)	10,188,000	10,641,902
1Y US TI + 1.75%, 05/12/2028(a)(e)	2,983,000	2,860,917
1Y US TI + 2.20%, 01/12/2034(a)(e)	5,000,000	5,073,297
Total Financial Services		56,486,663

Food & Beverage (0.52%)
JDE Peet's NV
0.80%, 09/24/2024(e)	1,984,000	1,861,409
Pilgrim's Pride Corp.
6.25%, 07/01/2033	10,000,000	9,942,832
Total Food & Beverage		11,804,241

Health Care Facilities & Services (0.86%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	9,533,755
5.38%, 02/01/2025	3,000,000	2,983,552
5.50%, 06/01/2033	6,970,000	6,942,553
Total Health Care Facilities & Services		19,459,860

Industrial Other (0.52%)
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	9,458,000	9,351,044
Quanta Services, Inc.
0.95%, 10/01/2024	2,581,000	2,437,555
Total Industrial Other		11,788,599

Internet Media (0.32%)
Meta Platforms, Inc.
5.60%, 05/15/2053	1,992,000	2,052,628
5.75%, 05/15/2063	4,979,000	5,167,727
Total Internet Media		7,220,355

Life Insurance (0.22%)
Five Corners Funding Trust III
5.79%, 02/15/2033(e)	4,978,000	5,080,613

Medical Equipment & Devices Manufacturing (0.66%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	8,670,000	8,767,353
Revvity, Inc.
0.55%, 09/15/2023	3,347,000	3,325,891
0.85%, 09/15/2024	2,977,000	2,814,728

	Principal	Value
	Amount	(Note 2)
Total Medical Equipment & Devices Manufacturing		14,907,972

Metals & Mining (0.43%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	$9,805,000	$9,647,384

Pharmaceuticals (2.02%)
Eli Lilly & Co.
4.70%, 02/27/2033	7,965,000	8,034,189
Merck & Co., Inc.
4.30%, 05/17/2030	2,988,000	2,921,027
4.50%, 05/17/2033	2,988,000	2,942,125
5.00%, 05/17/2053	6,971,000	6,998,745
5.15%, 05/17/2063	4,979,000	5,033,509
Pfizer Investment Enterprises Pte, Ltd.
4.65%, 05/19/2030	9,959,000	9,861,735
5.11%, 05/19/2043	7,968,000	7,913,031
5.30%, 05/19/2053	1,992,000	2,048,387
Total Pharmaceuticals		45,752,748

Pipeline (4.13%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	8,958,000	8,099,241
Cheniere Energy Partners LP
3.25%, 01/31/2032	8,000,000	6,664,306
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	10,341,597
4.32%, 12/30/2039(e)	9,061,000	6,527,457
Gray Oak Pipeline LLC
2.00%, 09/15/2023(e)	6,470,000	6,431,223
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(e)	15,478,000	15,199,770
4.63%, 04/01/2029(e)	6,974,000	6,467,111
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	16,103,000	16,191,351
6.88%, 01/15/2029	8,740,000	8,900,460
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	8,962,000	8,976,302
Total Pipeline		93,798,818

Power Generation (0.94%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	6,118,000	6,025,829
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	6,961,000	6,802,464
5.50%, 09/01/2026(e)	8,626,000	8,349,790
Total Power Generation		21,178,083

	Principal	Value
	Amount	(Note 2)
Property & Casualty Insurance (0.35%)
Allstate Corp.
5.25%, 03/30/2033	$5,974,000	$5,932,483
Fairfax US, Inc.
4.88%, 08/13/2024(e)	2,000,000	1,968,186
Total Property & Casualty Insurance		7,900,669

Publishing & Broadcasting (0.95%)
Gray Television, Inc.
7.00%, 05/15/2027(e)	4,200,000	3,638,523
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,057,792
5.63%, 07/15/2027(e)	4,376,000	4,117,902
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	2,888,000	2,403,740
5.38%, 01/15/2031(e)	5,478,000	4,180,536
Total Publishing & Broadcasting		21,398,493

Real Estate (0.84%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	3,033,000	2,783,596
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(e)	6,300,000	6,123,411
5.63%, 05/01/2024(e)	10,165,000	10,120,733
Total Real Estate		19,027,740

Refining & Marketing (0.52%)
HF Sinclair Corp.
4.50%, 10/01/2030	9,494,000	8,566,521
5.88%, 04/01/2026	3,177,000	3,191,754
Total Refining & Marketing		11,758,275

Restaurants (0.22%)
Brinker International, Inc.
8.25%, 07/15/2030(e)	4,832,000	4,862,901

Semiconductors (0.17%)
Microchip Technology, Inc.
0.97%, 02/15/2024	3,985,000	3,877,754

Software & Services (1.35%)
Concentrix Corp.
6.60%, 08/02/2028	7,269,000	7,189,121
6.85%, 08/02/2033	7,269,000	7,031,801
CoStar Group, Inc.
2.80%, 07/15/2030(e)	9,060,000	7,583,636
Leidos, Inc.
5.75%, 03/15/2033	4,779,000	4,787,935
VMware, Inc.
2.20%, 08/15/2031	4,979,000	3,905,163
Total Software & Services		30,497,656

	Principal	Value
	Amount	(Note 2)
Supermarkets & Pharmacies (0.49%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	$11,035,000	$11,001,564

Transportation & Logistics (0.25%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	6,849,114	5,646,876

Utilities (1.78%)
Dominion Energy, Inc.
3.07%, 08/15/2024(c)	1,500,000	1,456,932
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.17%, 04/30/2043(a)	3,248,000	3,162,708
5Y US TI + 3.53%, 09/15/2053(a)	5,478,000	5,531,456
ONE Gas, Inc.
1.10%, 03/11/2024	7,521,000	7,313,540
Pacific Gas and Electric Co.
3.25%, 02/16/2024	12,005,000	11,815,753
Sempra
5Y US TI + 2.87%, 04/01/2052(a)	4,268,000	3,511,312
Southern California Edison Co.
1.10%, 04/01/2024	2,899,000	2,807,739
Southern Co.
5.11%, 08/01/2027	4,972,000	4,929,634
Total Utilities		40,529,074

Waste & Environment Services & Equipment (0.29%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	6,644,000	6,467,378

Wireless Telecommunications Services (1.26%)
AT&T, Inc.
5.35%, 11/01/2066	578,884	12,845,436
5.54%, 02/20/2026	3,982,000	3,975,447
Sprint LLC
7.88%, 09/15/2023	6,792,000	6,803,750
T-Mobile USA, Inc.
4.80%, 07/15/2028	4,979,000	4,884,085
Total Wireless Telecommunications Services		28,508,718

TOTAL CORPORATE BONDS
(Cost $945,254,300)		908,294,669

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (24.64%)

U.S. Treasury Bonds (24.64%)
United States Treasury Bonds
3.38%, 05/15/2033	$31,732,000	$30,271,832
3.38%, 08/15/2042	47,697,000	42,442,877
3.63%, 02/15/2053	77,130,000	71,959,881
3.63%, 05/15/2053	71,509,000	66,816,222
3.88%, 02/15/2043	48,991,000	46,817,024
3.88%, 05/15/2043	50,008,000	47,812,336
4.00%, 11/15/2042	34,367,000	33,480,976
4.00%, 11/15/2052	28,182,000	28,164,386
United States Treasury Notes
2.50%, 01/31/2024	52,511,000	51,763,561
2.63%, 05/31/2027	45,318,000	42,594,494
3.50%, 01/31/2028	15,857,000	15,383,768
3.88%, 04/30/2025	2,075,000	2,035,445
4.13%, 01/31/2025	15,195,000	14,966,481
4.63%, 02/28/2025	8,812,000	8,746,771
4.63%, 06/30/2025	55,656,000	55,351,631
Total U.S. Treasury Bonds		558,607,685

TOTAL GOVERNMENT BONDS
(Cost $570,536,663)		558,607,685

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.79%)

Energy (0.21%)
Pipeline (0.21%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	1,995,403
Energy Transfer LP, Series F, 6.750%(g)	2,985,000	2,722,539

Total Energy		4,717,942

Financials (2.58%)
Banks (1.55%)
Huntington Bancshares, Inc., Series J, 6.875%(g)	236,800	5,678,464
Lloyds Banking Group PLC, 5Y US TI + 3.913%(a)(g)	3,000,000	2,815,500
PNC Financial Services Group, Inc., Series O, 3M US SOFR + 3.94%(a)(g)	26,627,000	26,774,997
		35,268,961

Consumer Finance (0.48%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	2,094,202
American Express Co., 3.550%(g)	4,674,000	3,933,330

		Value
	Shares	(Note 2)
Discover Financial Services, Series D, 6.125%(g)	5,000,000	$4,811,275
		10,838,807

Diversified Banks (0.35%)
Citigroup, Inc., 5.900%(g)	7,941,000	7,947,323

Life Insurance (0.20%)
Jackson Financial, Inc., 8.000%(g)	178,800	4,461,060

Total Financials		58,516,151

TOTAL PREFERRED STOCK
(Cost $65,169,540)		63,234,093

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.98%)

Money Market Fund (0.98%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.15%	22,176,704	22,176,704

TOTAL SHORT TERM INVESTMENTS
(Cost $22,176,704)			22,176,704

			Value
			(Note 2)
TOTAL INVESTMENTS (99.17%)
(Cost $2,325,174,474)			$2,248,250,715

Other Assets In Excess Of Liabilities (0.83%)			18,886,532

NET ASSETS (100.00%)			$2,267,137,247

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2023 was 5.43%
3M US L - 3 Month LIBOR as of July 31, 2023 was 5.63%
12M US L - 12 Month LIBOR as of June 30, 2023 was 6.04%

1D US SOFR - 1 Day SOFR as of July 31, 2023 was 5.31%
3M US SOFR - 3 Month SOFR as of July 31, 2023 was 5.09%
1Y US TI - 1 Year US TI as of July 31, 2023 was 5.37%
5Y US TI - 5 Year US TI as of July 31, 2023 was 4.18%
7Y US TI - 7 Year US TI as of July 31, 2023 was 4.08%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2023.
(d)	Interest only security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the aggregate market value of those securities was $253,783,283, representing 11.19% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

July 31, 2023 (Unaudited)

	Shares	(Note 2)
EXCHANGE TRADED FUNDS (0.91%)

iShares 0-5 Year High Yield Corporate Bond ETF	48,250	$2,011,060

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,998,988)		2,011,060

	Principal	Value
	Amount	(Note 2)
BANK LOANS (0.27%)

Publishing & Broadcasting (0.27%)
Nexstar Media, Inc.
09/18/2026(a)	$590,437	$591,127

TOTAL BANK LOANS
(Cost $590,437)		591,127

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.10%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$11,606	$11,338
Series 2002-90, Class A1,
6.500%, 06/25/2042	54,682	55,857
Series 2008-8, Class FB,
30D US SOFR + 0.93%, 02/25/2038(a)	121,181	121,250
Series 2010-114, Class TC,
2.250%, 03/25/2037	383,313	340,187
Series 2015-27, Class ME,
3.500%, 10/25/2044	128,000	116,322
		644,954
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	13,960	14,009
Series 2002-2505, Class D,
5.500%, 09/15/2032	27,954	27,963
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	31,519	26,429
Series 2012-4116, Class UC,
2.500%, 10/15/2042	103,000	75,088
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	22,558	20,030

	Principal	Value
	Amount	(Note 2)
Series 2016-4579, Class W,
4.530%, 01/15/2038(a)	$75,244	$77,391
Series 2021-5142, Class PN,
1.000%, 09/25/2051	74,383	54,934
		295,844
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	13,139	12,725
Series 2011-139, Class KZ,
2.500%, 10/20/2041	46,936	38,725
Series 2011-141, Class GH,
3.000%, 10/16/2041	100,000	76,538
Series 2011-H05, Class FB,
1M US L + 0.50%, 12/20/2060(a)	23,713	23,586
Series 2011-H14, Class FC,
1M US L + 0.50%, 05/20/2061(a)	42,779	42,589
Series 2012-16, Class ND,
2.000%, 05/20/2039	184,017	167,619
Series 2012-H20, Class BA,
1M US L + 0.56%, 09/20/2062(a)	20,302	20,210
Series 2012-H29, Class SA,
1M US L + 0.52%, 10/20/2062(a)	47,041	46,795
Series 2013-28, Class DB,
3.000%, 02/20/2043	100,000	73,704
Series 2013-9, Class KY,
3.000%, 01/20/2043	312,000	270,854
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	17,649	17,534
Series 2013-H10, Class FA,
1M US L + 0.40%, 03/20/2063(a)	14,636	14,548
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	13,138	13,117
Series 2013-H23, Class FA,
1M US L + 1.30%, 09/20/2063(a)	10,715	10,762
Series 2014-H03, Class FA,
1M US L + 0.60%, 01/20/2064(a)	10,458	10,420
Series 2015-43, Class DM,
2.500%, 03/20/2045	82,326	72,749
Series 2015-H29, Class FL,
1M US L + 0.60%, 11/20/2065(a)	54,405	54,189

	Principal	Value
	Amount	(Note 2)
Series 2016-H09, Class FA,
1M US L + 0.65%, 03/20/2066(a)	$41,029	$40,866
Series 2017-H10, Class GZ,
4.523%, 04/20/2067(a)	234,894	226,425
Series 2017-H11, Class GZ,
4.603%, 04/20/2067(a)	132,986	128,685
Series 2017-H11, Class HZ,
4.529%, 04/20/2067(a)	132,429	127,258
Series 2017-H18, Class PZ,
2.000%, 04/20/2066	126,971	102,226
Series 2018-H01, Class JZ,
4.615%, 01/20/2068(a)	128,575	125,699
Series 2018-H01, Class HZ,
4.622%, 01/20/2068(a)	128,823	126,314
Series 2018-H03, Class HZ,
4.549%, 01/20/2068(a)	127,838	122,261
Series 2018-H07, Class JZ,
4.667%, 04/20/2068(a)	125,832	122,867
Series 2018-H07, Class FE,
1M US L + 0.35%, 02/20/2068(a)	37,307	37,101
Series 2018-H07, Class HZ,
4.609%, 04/20/2068(a)	126,745	121,613
Series 2019-103, Class HY,
3.000%, 08/20/2049	104,493	69,954
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	72,825
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,035	82,145
Series 2020-H09, Class NF,
1M US L + 1.25%, 04/20/2070(a)	54,548	55,011
Series 2020-H11, Class JZ,
4.165%, 05/20/2069(a)	163,486	144,933
Series 2020-H12, Class JZ,
4.179%, 08/20/2069(a)	113,372	102,553
Series 2020-H17, Class KZ,
3.645%, 09/20/2070(a)	434,582	358,577
Series 2020-H18, Class EY,
3.724%, 09/20/2070(a)	105,206	84,881
Series 2021-159, Class AL,
1.000%, 09/20/2051	118,000	49,305
Series 2021-215, Class TZ,
5.000%, 12/20/2051	132,425	115,071
Series 2021-86, Class ML,
1.000%, 05/20/2051	136,000	50,718
Series 2021-H02, Class KB,
3.030%, 01/20/2071(a)	104,271	80,298
Series 2021-H02, Class PB,
4.642%, 05/20/2070(a)	101,123	98,933

	Principal	Value
	Amount	(Note 2)
Series 2021-H03, Class NY,
3.262%, 01/20/2071(a)	$107,374	$82,800
		3,695,983

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,437,549)		4,636,781

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.50%)

Fannie Mae-Aces
Series 2019-M17, Class X,
0.318%, 09/25/2034(a)(c)	23,143,410	408,752

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K059, Class X1,
0.302%, 09/25/2026(a)(c)	6,161,203	45,754
Series 2017-KW03, Class X1,
0.831%, 06/25/2027(a)(c)	7,009,355	152,025
Series 2019-K087, Class X1,
0.364%, 12/25/2028(a)(c)	29,603,162	499,571
Series 2019-K092, Class X1,
0.712%, 04/25/2029(a)(c)	16,561,490	554,967
Series 2019-K093, Class X1,
0.952%, 05/25/2029(a)(c)	6,237,197	270,759
Series 2019-K094, Class X1,
0.879%, 06/25/2029(a)(c)	14,430,090	604,375
Series 2020-K121, Class X1,
1.023%, 10/25/2030(a)(c)	2,469,856	137,947
Series 2020-K738, Class X1,
1.511%, 01/25/2027(a)(c)	12,529,322	526,990
Series 2021-Q016, Class APT2,
1.480%, 05/25/2028(a)	106,879	93,782
		2,886,170

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,222,865)		3,294,922

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (1.79%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	23,092	23,578
7.500%, 08/01/2028	23,102	23,033
8.500%, 06/01/2027	9,150	9,128
Series 1999-,
8.000%, 04/01/2029	21,775	21,704

	Principal	Value
	Amount	(Note 2)
Series 2001-,
7.000%, 06/01/2031	$26,581	$26,578
12.000%, 11/01/2030	55,410	55,647
Series 2002-,
6.000%, 12/01/2032	37,188	37,320
Series 2003-,
4.500%, 09/01/2028	33,854	33,322
4.750%, 09/01/2033	40,560	39,480
5.500%, 10/01/2033	20,892	20,412
5.500%, 12/01/2033	36,170	35,991
Series 2005-,
4.500%, 05/01/2035	19,276	18,375
6.500%, 01/01/2036	27,972	28,519
Series 2006-,
4.500%, 01/01/2036	29,181	28,484
Series 2007-,
5.500%, 07/01/2037	13,720	13,660
6.000%, 07/01/2037	35,780	35,665
6.000%, 09/01/2037	32,183	32,736
6.500%, 11/01/2037	44,379	45,292
Series 2008-,
5.000%, 06/01/2037	25,079	24,342
5.500%, 04/01/2038	21,680	21,741
5.500%, 08/01/2038	25,148	24,813
6.500%, 07/01/2038	45,503	46,440
Series 2009-,
5.000%, 04/01/2039	44,470	43,621
Series 2010-,
4.000%, 05/01/2040	4,630	4,340
5.500%, 02/01/2038	42,973	43,084
Series 2011-,
4.500%, 05/01/2041	67,012	64,040
Series 2013-,
3.000%, 04/01/2043	93,346	81,175
Series 2015-,
3.500%, 06/01/2045	55,409	52,232
5.000%, 07/01/2044	20,267	20,385
Series 2016-,
3.500%, 06/01/2046	35,780	32,289
Series 2018-,
3.734%, 02/01/2048(a)	50,266	43,466
Series 2022-,
5.730%, 11/01/2032	1,500,000	1,520,238
		2,551,130
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	28,226	27,916
Series 2006-,
4.500%, 01/01/2036	11,426	11,016
5.500%, 12/01/2034	25,079	24,889
5.500%, 08/01/2036	19,432	18,793
6.000%, 05/01/2036	54,183	54,597

	Principal	Value
	Amount	(Note 2)
Series 2008-,
4.500%, 05/01/2038	$58,641	$57,301
6.000%, 08/01/2038	31,697	32,691
Series 2010-,
6.000%, 04/01/2040	23,492	23,686
Series 2013-,
3.000%, 01/01/2033	54,002	49,037
Series 2014-,
3.500%, 10/01/2044	38,804	35,079
Series 2015-,
4.000%, 03/01/2044	32,369	30,960
		365,965
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	47,514	43,978
4.500%, 01/01/2036	71,182	69,287
		113,265
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	51,949	52,402
Series 2010-,
5.000%, 05/15/2040	40,582	40,152
		92,554
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	41,621	40,073
6.000%, 11/20/2039	65,091	68,010
Series 2011-,
4.000%, 02/20/2041	32,687	30,984
4.000%, 05/20/2041	30,508	28,937
4.000%, 10/20/2041	14,031	13,300
Series 2012-,
3.500%, 01/20/2042	93,676	86,684
3.500%, 05/20/2042	94,632	87,379
Series 2013-,
3.500%, 03/20/2043	74,968	68,936
5.500%, 11/20/2035	89,561	90,313
Series 2014-,
3.750%, 04/20/2044	77,116	72,845
4.000%, 05/20/2044	67,858	64,712
Series 2016-,
3.500%, 09/20/2046	16,700	15,018
Series 2021-,
4.000%, 05/20/2051	155,888	144,596
		811,787

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,136,871)		3,934,701

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (82.40%)

	Principal	Value
	Amount	(Note 2)
Advertising & Marketing (1.28%)
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(d)	$3,052,000	$2,824,000

Aerospace & Defense (1.81%)
Boeing Co.
3.95%, 08/01/2059	2,170,000	1,602,024
5.93%, 05/01/2060	550,000	550,112
L3Harris Technologies, Inc.
5.40%, 07/31/2033	441,000	444,351
5.60%, 07/31/2053	397,000	405,491
TransDigm, Inc.
6.75%, 08/15/2028(d)	1,000,000	1,004,234
Total Aerospace & Defense		4,006,212

Airlines (3.05%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	603,022	585,715
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	1,459,273	1,460,514
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	1,281,729	1,176,662
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	3,516,592	3,503,557
Total Airlines		6,726,448

Apparel & Textile Products (0.32%)
Hanesbrands, Inc.
9.00%, 02/15/2031(d)	697,000	713,291

Auto Parts Manufacturing (0.58%)
Adient Global Holdings, Ltd.
7.00%, 04/15/2028(d)	500,000	504,134
8.25%, 04/15/2031(d)	750,000	771,783
Total Auto Parts Manufacturing		1,275,917

Automobiles Manufacturing (2.68%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,000,000	935,878
6.80%, 05/12/2028	1,039,000	1,049,524
7.35%, 11/04/2027	1,500,000	1,540,915
7.35%, 03/06/2030	513,000	531,528
General Motors Financial Co., Inc.
SOFRINDX + 1.30%, 04/07/2025(a)(e)	1,300,000	1,298,970
Nissan Motor Acceptance Co. LLC
1.05%, 03/08/2024(d)	250,000	241,601
3.88%, 09/21/2023(d)	300,000	299,988
Total Automobiles Manufacturing		5,898,404

	Principal	Value
	Amount	(Note 2)
Banks (6.67%)
Danske Bank A/S
1Y US TI + 1.35%, 09/11/2026(a)(d)	$3,400,000	$3,076,711
Deutsche Bank AG
1D US SOFR + 2.52%, 07/13/2027(a)	1,500,000	1,530,610
Discover Bank
2.45%, 09/12/2024	971,000	927,143
5Y US S + 1.73%, 08/09/2028(a)	1,150,000	1,049,030
Fifth Third Bancorp
1D US SOFR + 1.66%, 04/25/2033(a)	1,150,000	1,037,544
Huntington National Bank
5.65%, 01/10/2030	560,000	550,030
Intesa Sanpaolo SpA
1Y US TI + 4.40%, 11/21/2033(a)(d)	1,000,000	1,064,898
KeyBank NA/Cleveland OH
5.00%, 01/26/2033	1,200,000	1,084,901
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	1,774,000	1,425,428
Truist Financial Corp.
1D US SOFR + 2.36%, 06/08/2034(a)	500,000	504,682
UniCredit SpA
7.83%, 12/04/2023(d)	1,500,000	1,508,246
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	943,000	936,011
Total Banks		14,695,234

Cable & Satellite (2.32%)
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38%, 09/01/2029(d)	1,600,000	1,531,330
7.38%, 03/01/2031(d)	1,000,000	994,927
Cox Communications, Inc.
5.70%, 06/15/2033(d)	1,000,000	1,005,203
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	1,700,000	1,581,000
Total Cable & Satellite		5,112,460

Casinos & Gaming (2.82%)
Caesars Entertainment, Inc.
7.00%, 02/15/2030(d)	1,500,000	1,516,435
MGM Resorts International
6.75%, 05/01/2025	1,233,000	1,239,417
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	3,674,000	3,458,870
Total Casinos & Gaming		6,214,722

	Principal	Value
	Amount	(Note 2)
Chemicals (1.29%)
Avient Corp.
5.75%, 05/15/2025(d)	$1,525,000	$1,505,162
WR Grace Holdings LLC
7.38%, 03/01/2031(d)	1,350,000	1,345,647
Total Chemicals		2,850,809

Commercial Finance (0.36%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.15%, 10/29/2023	800,000	790,215

Communications Equipment (0.46%)
CommScope, Inc.
8.25%, 03/01/2027(d)	1,350,000	1,023,482

Consumer Discretionary (0.16%)
MERCEDES-BNZ FIN MBGGR 5.05 08/03/33
08/03/2033	$355,000	$354,118

Consumer Finance (3.78%)
Ally Financial, Inc.
6.70%, 02/14/2033	1,000,000	931,677
8.00%, 11/01/2031	1,250,000	1,327,529
OneMain Finance Corp.
6.88%, 03/15/2025	1,650,000	1,646,022
8.25%, 10/01/2023	1,085,000	1,091,000
Synchrony Financial
7.25%, 02/02/2033	3,550,000	3,331,478
Total Consumer Finance		8,327,706

Consumer Products (0.46%)
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC
6.63%, 07/15/2030(d)	1,000,000	1,009,650

Consumer Services (0.95%)
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(d)	2,250,000	2,095,576

Containers & Packaging (2.14%)
Canpack SA / Canpack US LLC
3.88%, 11/15/2029(d)	3,350,000	2,695,295
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	995,226
7.25%, 05/15/2031(d)	1,000,000	1,017,470
Total Containers & Packaging		4,707,991

Department Stores (2.28%)
NMG Holding Co. Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026(d)	3,800,000	3,555,992

	Principal	Value
	Amount	(Note 2)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	$1,500,000	$1,454,115
Total Department Stores		5,010,107

Diversified Banks (0.24%)
Bank of America Corp.
5Y US TI + 1.20%, 09/21/2036(a)	690,000	529,230

Entertainment Content (1.12%)
Discovery Communications LLC
4.00%, 09/15/2055	833,000	552,695
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	2,345,000	1,907,372
Total Entertainment Content		2,460,067

Entertainment Resources (0.87%)
Six Flags Entertainment Corp.
7.25%, 05/15/2031(d)	2,000,000	1,912,377

Exploration & Production (4.74%)
Baytex Energy Corp.
8.50%, 04/30/2030(d)	1,000,000	1,014,231
Civitas Resources, Inc.
8.75%, 07/01/2031(d)	1,600,000	1,658,000
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(d)	1,950,000	1,805,505
6.25%, 11/01/2028(d)	1,506,000	1,442,997
Occidental Petroleum Corp.
7.88%, 09/15/2031	1,800,000	2,024,370
Ovintiv, Inc.
7.10%, 07/15/2053	1,000,000	1,067,531
Range Resources Corp.
8.25%, 01/15/2029	1,400,000	1,457,995
Total Exploration & Production		10,470,629

Financial Services (3.42%)
Charles Schwab Corp.
1D US SOFR + 2.50%, 05/19/2034(a)	1,580,000	1,629,331
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032(d)	2,500,000	2,061,535
Morgan Stanley
1D US SOFR + 1.87%, 04/21/2034(a)	755,000	745,584
5Y US TI + 2.43%, 01/19/2038(a)	1,050,000	1,044,990
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	500,000	522,276
1Y US TI + 2.20%, 01/12/2034(a)(d)	1,500,000	1,521,989

	Principal	Value
	Amount	(Note 2)
Total Financial Services		7,525,705

Food & Beverage (0.47%)
Pilgrim's Pride Corp.
6.25%, 07/01/2033	$1,050,000	$1,043,997

Health Care Facilities & Services (0.09%)
Fortrea Holdings, Inc.
7.50%, 07/01/2030(d)	200,000	204,649

Homebuilders (1.76%)
Forestar Group, Inc.
3.85%, 05/15/2026(d)	3,000,000	2,787,828
Shea Homes LP
4.75%, 02/15/2028	1,200,000	1,093,236
Total Homebuilders		3,881,064

Industrial Other (1.01%)
Brand Industrial Services, Inc.
10.38%, 08/01/2030(d)	1,000,000	1,021,270
Element Fleet Management Corp.
6.27%, 06/26/2026(d)	1,200,000	1,206,321
Total Industrial Other		2,227,591

Integrated Oils (0.50%)
Petroleos Mexicanos
10.00%, 02/07/2033(d)	1,175,000	1,095,297

Machinery Manufacturing (0.48%)
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028(d)	1,050,000	1,067,882

Manufactured Goods (0.98%)
Chart Industries, Inc.
9.50%, 01/01/2031(d)	2,000,000	2,147,030

Metals & Mining (0.44%)
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030(d)	1,000,000	974,046

Oil & Gas Services & Equipment (1.69%)
Noble Finance II LLC
8.00%, 04/15/2030(d)	250,000	257,413
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	2,000,000	2,043,199
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	1,350,000	1,395,272
Total Oil & Gas Services & Equipment		3,695,884

	Principal	Value
	Amount	(Note 2)
Pharmaceuticals (0.49%)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(d)	$1,275,000	$1,081,988

Pipeline (7.86%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	1,698,000	1,535,221
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	2,321,000	1,855,508
4.32%, 12/30/2039(d)	1,733,000	1,248,437
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	4,535,000	4,467,233
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	3,675,000	3,608,939
4.63%, 04/01/2029(d)	1,734,000	1,607,968
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	2,957,000	3,011,289
Total Pipeline		17,334,595

Power Generation (1.78%)
Alexander Funding Trust
1.84%, 11/15/2023(d)	1,624,000	1,599,534
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,038,940
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	1,325,000	1,282,573
Total Power Generation		3,921,047

Publishing & Broadcasting (3.62%)
Gray Escrow II, Inc.
5.38%, 11/15/2031(d)	3,000,000	2,096,430
Gray Television, Inc.
7.00%, 05/15/2027(d)	850,000	736,368
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	2,000,000	1,882,039
Scripps Escrow II, Inc.
5.38%, 01/15/2031(d)	1,100,000	839,465
Scripps Escrow, Inc.
5.88%, 07/15/2027(d)	2,900,000	2,425,443
Total Publishing & Broadcasting		7,979,745

Real Estate (4.09%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	2,975,000	2,730,365
Howard Hughes Corp.
5.38%, 08/01/2028(d)	1,150,000	1,056,402
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	3,334,000	2,605,071

	Principal	Value
	Amount	(Note 2)
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	$656,000	$637,612
5.63%, 05/01/2024(d)	2,000,000	1,991,291
Total Real Estate		9,020,741

Restaurants (0.98%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	2,150,000	2,163,748

Retail - Consumer Discretionary (0.76%)
Victoria's Secret & Co.
4.63%, 07/15/2029(d)	2,225,000	1,672,142

Semiconductors (0.45%)
Texas Instruments, Inc.
5.05%, 05/18/2063	1,000,000	991,080

Software & Services (3.82%)
Cloud Software Group, Inc.
6.50%, 03/31/2029(d)	4,000,000	3,603,751
Concentrix Corp.
6.60%, 08/02/2028	705,000	697,253
6.85%, 08/02/2033	705,000	681,995
CoStar Group, Inc.
2.80%, 07/15/2030(d)	2,446,000	2,047,414
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	1,500,000	1,381,724
Total Software & Services		8,412,137

Supermarkets & Pharmacies (0.70%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	1,541,000	1,536,331

Transportation & Logistics (0.43%)
Rand Parent LLC
8.50%, 02/15/2030(d)	1,000,000	941,818

Travel & Lodging (0.96%)
Carnival Corp.
6.00%, 05/01/2029(d)	1,200,000	1,079,747
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	1,000,000	1,029,100
Total Travel & Lodging		2,108,847

Utilities (3.66%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	1,000,000	1,020,580

	Principal	Value
	Amount	(Note 2)
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.17%, 04/30/2043(a)	$1,387,000	$1,350,578
Pacific Gas and Electric Co.
3.25%, 02/16/2024	2,000,000	1,968,471
Sempra
5Y US TI + 2.87%, 04/01/2052(a)	2,725,000	2,241,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031(d)	1,750,000	1,495,183
Total Utilities		8,076,687

Waste & Environment Services & Equipment (1.06%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	2,399,000	2,335,226

Wireless Telecommunications Services (0.52%)
AT&T, Inc.
5.35%, 11/01/2066	52,131	1,156,787

TOTAL CORPORATE BONDS
(Cost $188,177,266)		181,604,709

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (5.33%)

U.S. Treasury Bonds (5.33%)
United States Treasury Bonds
3.63%, 02/15/2053	2,439,000	2,275,511
3.63%, 05/15/2053	2,228,000	2,081,788
3.88%, 02/15/2043	2,778,000	2,654,726
3.88%, 05/15/2043	3,704,000	3,541,371
United States Treasury Notes
4.63%, 02/28/2025	116,000	115,141
4.63%, 06/30/2025	1,079,000	1,073,099
Total U.S. Treasury Bonds		11,741,636

TOTAL GOVERNMENT BONDS
(Cost $11,991,576)		11,741,636

		Value
	Shares	(Note 2)
PREFERRED STOCK (3.84%)

Financials (3.84%)
Banks (2.35%)
PNC Financial Services Group, Inc., Series O, 3M US SOFR + 3.939%(a)(f)	3,802,000	3,823,132

		Value
	Shares	(Note 2)
Truist Financial Corp., Series N, 4.800%(f)	1,500,000	$1,338,750
		5,161,882

Consumer Finance (1.01%)
American Express Co., 3.550%(f)	1,500,000	1,262,301
Discover Financial Services, Series D, 6.125%(f)	1,000,000	962,255
		2,224,556

Financial Services (0.25%)
Goldman Sachs Group, Inc., 8.976%(f)	22,000	559,020

Life Insurance (0.23%)
Jackson Financial, Inc., 8.000%(f)	20,400	508,980

Total Financials		8,454,438

TOTAL PREFERRED STOCK
(Cost $8,479,488)		8,454,438

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.22%)

Money Market Fund (1.22%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.15%	2,690,184	2,690,184

TOTAL SHORT TERM INVESTMENTS
(Cost $2,690,184)			2,690,184

TOTAL INVESTMENTS (99.36%)
(Cost $225,725,224)			$218,959,558

Other Assets In Excess Of Liabilities (0.64%)			1,411,492

NET ASSETS (100.00%)			$220,371,050

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2023 was 5.43%
3M US L - 3 Month LIBOR as of July 31, 2023 was 5.63%
1D US SOFR - 1 Day SOFR as of July 31, 2023 was 5.31%
3M US SOFR - 3 Month SOFR as of July 31, 2023 was 5.09%
1Y US TI - 1 Year US TI as of July 31, 2023 was 5.37%

5Y US TI - 5 Year US TI as of July 31, 2023 was 4.18%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the aggregate market value of those securities was $116,263,446, representing 52.76% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Balanced Opportunity Fund
STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (60.55%)

Communications (5.31%)
Media (4.75%)
Alphabet, Inc., Class A(a)	3,275	$434,658
Meta Platforms, Inc., Class A(a)	1,472	468,979
Walt Disney Co.(a)	2,259	200,803
		1,104,440

Telecommunications (0.56%)
AT&T, Inc.	9,010	130,825

Total Communications		1,235,265

Consumer Discretionary (5.99%)
Consumer Discretionary Services (2.62%)
Marriott International, Inc., Class A	1,504	303,522
McDonald's Corp.	1,037	304,049
		607,571

Retail & Whsle - Discretionary (3.37%)
Amazon.com, Inc.(a)	2,370	316,822
Lowe's Cos., Inc.	1,266	296,585
O'Reilly Automotive, Inc.(a)	183	169,420
		782,827

Total Consumer Discretionary		1,390,398

Consumer Staples (5.10%)
Consumer Staple Products (2.04%)
Campbell Soup Co.	3,275	150,061
Coca-Cola Co.	3,705	229,451
Estee Lauder Cos., Inc., Class A	517	93,060
		472,572

Retail & Wholesale - Staples (3.06%)
Costco Wholesale Corp.	514	288,184
Target Corp.	931	127,054
Walmart, Inc.	1,850	295,741
		710,979

Total Consumer Staples		1,183,551

Energy (4.77%)
Oil & Gas (4.77%)
Baker Hughes Co.	5,345	191,298
BP PLC, Sponsored ADR	4,905	182,957
ConocoPhillips	3,820	449,690

		Value
	Shares	(Note 2)
Enbridge, Inc.	7,787	$286,562
		1,110,507

Total Energy		1,110,507

Financials (5.69%)
Banking (3.17%)
JPMorgan Chase & Co.	3,100	489,676
Wells Fargo & Co.	5,360	247,418
		737,094

Financial Services (2.52%)
American Express Co.	1,365	230,521
Intercontinental Exchange, Inc.	1,983	227,648
LPL Financial Holdings Inc.	559	128,212
		586,381

Total Financials		1,323,475

Health Care (7.55%)
Health Care (7.55%)
Boston Scientific Corp.(a)	3,760	194,956
Bristol-Myers Squibb Co.	2,222	138,186
HCA Healthcare, Inc.	745	203,243
IQVIA Holdings, Inc.(a)	765	171,176
Pfizer, Inc.	6,440	232,226
Thermo Fisher Scientific, Inc.	425	233,181
UnitedHealth Group, Inc.	704	356,485
Vertex Pharmaceuticals, Inc.(a)	637	224,441
		1,753,894

Total Health Care		1,753,894

Industrials (6.64%)
Industrial Products (4.96%)
Caterpillar, Inc.	914	242,365
Deere & Co.	620	266,352
Lockheed Martin Corp.	500	223,185
Schneider Electric SE, ADR	6,425	228,730
TE Connectivity, Ltd.	1,325	190,124
		1,150,756

Industrial Services (1.68%)
Old Dominion Freight Line, Inc.	429	179,961
Waste Management, Inc.	1,270	208,013
		387,974

Total Industrials		1,538,730

Materials (2.49%)
Materials (2.49%)
Anglo American PLC, ADR	7,305	112,628
Freeport-McMoRan, Inc.	3,240	144,666
Linde PLC	545	212,915

		Value
	Shares	(Note 2)
Norsk Hydro ASA, ADR	16,270	$106,406
		576,615

Total Materials		576,615

Real Estate (1.27%)
Real Estate (1.27%)
Equity LifeStyle Properties, Inc.	2,556	181,936
Prologis, Inc.	905	112,899
		294,835

Total Real Estate		294,835

Technology (15.74%)
Software & Tech Services (7.78%)
Adobe, Inc.(a)	300	163,851
DocuSign, Inc.(a)	2,070	111,407
Mastercard, Inc., Class A	721	284,276
Microsoft Corp.	1,964	659,747
Nice, Ltd., ADR	505	110,014
Palantir Technologies, Inc., Class A(a)	9,925	196,912
Synopsys, Inc.(a)	618	279,212
		1,805,419

Tech Hardware & Semiconductors (7.96%)
Apple, Inc.	2,522	495,447
Lam Research Corp.	257	184,652
Motorola Solutions, Inc.	600	171,978
NVIDIA Corp.	1,165	544,393
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,976	195,920
Texas Instruments, Inc.	1,413	254,340
		1,846,730

Total Technology		3,652,149

TOTAL COMMON STOCKS
(Cost $10,776,714)		14,059,419

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.43%)

Fannie Mae
Series 1997-10, Class FA,
30D US SOFR + 0.71%, 03/18/2027(b)	$4,273	$4,272
Series 1997-42, Class PK,
4.500%, 07/18/2027	5,578	5,421
Series 1999-52, Class NF,
30D US SOFR + 1.26%, 10/25/2023(b)	320	320

	Principal	Value
	Amount	(Note 2)
Series 2002-21, Class FD,
30D US SOFR + 1.01%, 04/25/2032(b)	$6,519	$6,558
Series 2002-22, Class GC,
6.500%, 04/25/2032	6,745	6,907
Series 2002-58, Class PG,
6.000%, 09/25/2032	16,291	16,509
Series 2002-58, Class FG,
30D US SOFR + 1.11%, 08/25/2032(b)	6,115	6,204
Series 2003-117, Class KB,
6.000%, 12/25/2033	13,894	14,123
Series 2003-87, Class SL,
8.98552% - 30D US SOFR, 07/25/2033(b)	32,612	31,016
Series 2004-60, Class JC,
5.500%, 04/25/2034	15,234	15,278
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	90,620
Series 2007-104, Class ZE,
6.000%, 08/25/2037	15,474	15,582
Series 2007-22, Class A,
5.500%, 03/25/2037	7,539	7,638
Series 2007-55, Class PH,
6.000%, 06/25/2047	20,025	21,229
Series 2007-76, Class ZG,
6.000%, 08/25/2037	135,520	135,063
Series 2008-1, Class LF,
1M US L + 0.70%, 05/25/2037(b)	16,276	16,146
Series 2008-22, Class DB,
5.000%, 04/25/2048	14,168	13,952
Series 2009-12, Class LC,
8.444%, 06/25/2037(b)	13,314	14,283
Series 2009-51, Class BZ,
4.500%, 07/25/2039	19,769	19,045
Series 2010-61, Class WA,
5.996%, 06/25/2040(b)	14,553	14,731
Series 2010-98, Class BH,
5.500%, 09/25/2040	15,401	15,569
Series 2012-153, Class B,
7.000%, 07/25/2042	6,739	7,124
Series 2012-64, Class NA,
3.000%, 08/25/2041	1,723	1,683
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	13,354
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	30,989
Series 2013-9, Class AE,
1.750%, 03/25/2039	1,071	1,064

	Principal	Value
	Amount	(Note 2)
Series 2014-21, Class MA,
2.000%, 09/25/2041	$10,273	$9,490
		534,170
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	830	828
Series 1999-2123, Class L,
6.500%, 01/15/2029	17,392	17,541
Series 2002-2538, Class FB,
30D US SOFR + 0.51%, 12/15/2032(b)	2,929	2,926
Series 2003-2696, Class DG,
5.500%, 10/15/2033	9,980	10,021
Series 2005-2977, Class AT,
4.500%, 05/15/2025	3,367	3,317
Series 2005-2990, Class LB,
16.65309% - 30D US SOFR, 06/15/2034(b)	951	941
Series 2005-2993, Class TF,
30D US SOFR + 0.46%, 06/15/2025(b)	3,693	3,691
Series 2006-3174, Class LF,
30D US SOFR + 0.46%, 05/15/2036(b)	6,691	6,628
Series 2006-3239, Class EF,
30D US SOFR + 0.46%, 11/15/2036(b)	8,265	8,113
Series 2007-3298, Class Z,
6.000%, 04/15/2037	23,412	23,738
Series 2008-3409, Class DB,
6.000%, 01/15/2038	15,473	15,797
Series 2009-3572, Class KT,
4.500%, 09/15/2039	14,214	13,935
Series 2010-3645, Class WD,
4.500%, 02/15/2040	26,000	25,429
Series 2010-3699, Class LC,
4.000%, 03/15/2040	10,176	9,860
Series 2010-3721, Class FB,
30D US SOFR + 0.61%, 09/15/2040(b)	10,030	9,862
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	23,670
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	23,935	22,544
Series 2011-3954, Class PG,
2.500%, 07/15/2041	20,660	18,948
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	23,566
Series 2012-4032, Class AD,
2.000%, 10/15/2041	9,483	8,848

	Principal	Value
	Amount	(Note 2)
Series 2012-4043, Class PB,
1.500%, 05/15/2027	$9,168	$8,641
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	12,553	11,077
Series 2015-4498, Class JA,
2.500%, 04/15/2037	32,273	28,902
		298,823
Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033(c)	11,658	10,632
Series 2004-86, Class C,
5.500%, 10/20/2034	14,838	14,816
Series 2005-91, Class PD,
5.500%, 12/20/2035	9,559	9,593
Series 2007-70, Class FC,
1M US L + 0.47%, 11/20/2037(b)	15,086	15,009
Series 2008-2, Class PC,
4.750%, 01/20/2038	6,886	6,714
Series 2008-46, Class FA,
1M US SOFR + 0.71%, 05/20/2038(b)	6,693	6,693
Series 2008-60, Class JP,
5.500%, 07/20/2038	46,000	45,681
Series 2009-104, Class KA,
4.500%, 08/16/2039	4,630	4,571
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,088	5,703
Series 2012-39, Class GA,
3.000%, 10/16/2040	5,877	5,568
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	42,630
Series 2013-98, Class DM,
3.500%, 07/20/2042	4,719	4,634
Series 2015-91, Class NE,
3.000%, 10/20/2044	2,657	2,590
Series 2019-152, Class LC,
3.500%, 10/20/2049	2,515	2,332
Series 2019-162, Class GA,
3.000%, 10/20/2049	3,578	3,315
Series 2020-167, Class EC,
1.000%, 02/20/2049	7,735	6,080
Series 2020-5, Class LC,
3.500%, 10/20/2049	3,278	3,016
Series 2021-76, Class ND,
1.250%, 08/20/2050	8,332	6,388
		195,965

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,145,122)		1,028,958

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.10%)

Fannie Mae-Aces
Series 2014-M9, Class A2,
3.103%, 07/25/2024(b)	$22,903	$22,357

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $22,867)		22,357

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (3.99%)

Fannie Mae Pool
Series 2004-,
5.500%, 08/01/2034	26,929	26,621
5.500%, 11/01/2034	38,191	37,375
Series 2005-,
7.712%, 06/15/2034	11,906	12,353
Series 2007-,
5.500%, 08/01/2037	28,669	27,580
1Y US TI + 2.40%, 10/01/2035(b)	22,423	22,067
Series 2008-,
5.500%, 03/01/2038	34,676	34,644
5.500%, 05/01/2038	29,368	29,467
Series 2009-,
5.500%, 11/01/2039	27,606	27,102
Series 2012-AM0762,
3.290%, 09/01/2032	7,966	7,283
Series 2012-AM1671,
2.100%, 12/01/2027	24,698	23,141
Series 2014-,
3.500%, 11/01/2033	26,805	25,306
Series 2015-AM8645,
2.690%, 05/01/2027	20,619	19,134
Series 2015-AM8674,
2.810%, 04/01/2025	60,000	57,354
Series 2016-,
2.390%, 06/01/2025	72,488	68,594
Series 2017-AN6670,
3.210%, 09/01/2027	28,646	26,545
Series 2018-BL0212,
3.820%, 07/01/2027	33,748	32,487
Series 2019-,
3.340%, 05/01/2031	24,094	22,097
Series 2020-,
1.400%, 11/01/2032	55,000	41,296
		540,446

	Principal	Value
	Amount	(Note 2)
Freddie Mac Gold Pool
Series 2012-,
3.000%, 05/01/2032	$28,850	$26,232

Freddie Mac Pool
Series 2023-,
4.750%, 01/01/2033	69,050	67,918

Ginnie Mae II Pool
Series 2009-,
5.000%, 10/20/2039	11,178	11,098
5.500%, 02/20/2039	20,993	20,927
Series 2010-,
4.000%, 12/20/2040	23,753	22,515
4.500%, 04/20/2040	101,815	98,679
4.500%, 08/20/2040	20,874	20,245
Series 2011-,
5.000%, 04/20/2041	25,685	25,463
Series 2012-,
3.500%, 05/20/2042	37,797	34,487
4.000%, 08/20/2042	60,934	57,643
		291,057

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $987,271)		925,653

CORPORATE BONDS (14.14%)

Aerospace & Defense (0.93%)
Boeing Co.
1.43%, 02/04/2024	45,000	43,973
2.20%, 02/04/2026	70,000	64,626
3.95%, 08/01/2059	53,000	39,128
5.93%, 05/01/2060	14,000	14,003
L3Harris Technologies, Inc.
5.40%, 07/31/2033	16,000	16,122
5.60%, 07/31/2053	15,000	15,321
RTX Corp.
5.15%, 02/27/2033	22,000	22,026
Total Aerospace & Defense		215,199

Airlines (0.44%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	41,810	40,609
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	19,223	19,239
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	5,187	4,762
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	37,556	37,417

	Principal	Value
	Amount	(Note 2)
Total Airlines		102,027

Automobiles Manufacturing (0.34%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	$35,000	$32,756
6.80%, 05/12/2028	42,000	42,425
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(d)	5,000	4,922
Total Automobiles Manufacturing		80,103

Banks (0.51%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(b)	36,000	34,868
Intesa Sanpaolo SpA
6.63%, 06/20/2033(d)	11,000	11,054
1Y US TI + 3.90%, 06/20/2054(b)(d)	15,000	15,190
Truist Financial Corp.
1D US SOFR + 2.36%, 06/08/2034(b)	20,000	20,187
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(b)	38,000	37,718
Total Banks		119,017

Biotechnology (0.37%)
Amgen, Inc.
5.25%, 03/02/2033	22,000	21,965
5.51%, 03/02/2026	41,000	41,007
5.60%, 03/02/2043	23,000	22,890
Total Biotechnology		85,862

Cable & Satellite (0.38%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 06/01/2033(d)	22,000	17,428
4.75%, 02/01/2032(d)	27,000	22,316
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	41,000	24,933
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	23,000	21,390
Total Cable & Satellite		86,067

Casinos & Gaming (0.51%)
MGM Resorts International
6.75%, 05/01/2025	60,000	60,312
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	61,000	57,428
Total Casinos & Gaming		117,740

Chemicals (0.50%)
Avient Corp.
5.75%, 05/15/2025(d)	24,000	23,688

	Principal	Value
	Amount	(Note 2)
Celanese US Holdings LLC
6.38%, 07/15/2032	$34,000	$34,409
EIDP, Inc.
4.80%, 05/15/2033	29,000	28,180
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(d)	34,000	28,891
Total Chemicals		115,168

Commercial Finance (0.24%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	55,000	55,413

Consumer Discretionary (0.05%)
Mercedes-Benz Finance North America LLC 5.05%
08/03/2033	$12,000	$11,970

Consumer Finance (0.17%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	9,919
American Express Co.
1D US SOFR + 1.93%, 07/28/2034(b)	11,000	10,989
Fiserv, Inc.
5.60%, 03/02/2033	18,000	18,335
Total Consumer Finance		39,243

Diversified Banks (0.98%)
Bank of America Corp.
1D US SOFR + 1.37%, 10/24/2031(b)	90,000	71,345
1D US SOFR + 1.91%, 04/25/2034(b)	38,000	37,725
Citigroup, Inc.
4.30%, 11/20/2026	51,000	49,019
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(b)	44,000	43,898
1D US SOFR + 2.58%, 09/14/2033(b)	21,000	21,332
Total Diversified Banks		223,319

Electrical Equipment Manufacturing (0.14%)
Trimble, Inc.
6.10%, 03/15/2033	31,000	31,515

Entertainment Content (0.15%)
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	15,000	13,312
5.14%, 03/15/2052	25,000	20,334
Total Entertainment Content		33,646

	Principal	Value
	Amount	(Note 2)
Entertainment Resources (0.07%)
Vail Resorts, Inc.
6.25%, 05/15/2025(d)	$17,000	$17,061

Exploration & Production (0.32%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	42,000	40,243
Occidental Petroleum Corp.
7.88%, 09/15/2031	32,000	35,989
Total Exploration & Production		76,232

Financial Services (0.96%)
Ameriprise Financial, Inc.
5.15%, 05/15/2033	17,000	16,882
Charles Schwab Corp.
1D US SOFR + 2.50%, 05/19/2034(b)	20,000	20,625
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(b)	24,000	23,949
Morgan Stanley
1D US SOFR + 1.36%, 09/16/2036(b)	61,000	46,785
1D US SOFR + 1.87%, 04/21/2034(b)	31,000	30,613
1D US SOFR + 1.88%, 07/21/2034(b)	10,000	9,996
5Y US TI + 2.43%, 01/19/2038(b)	21,000	20,900
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(b)(d)	37,000	38,649
1Y US TI + 1.75%, 05/12/2028(b)(d)	17,000	16,304
Total Financial Services		224,703

Food & Beverage (0.24%)
JDE Peet's NV
0.80%, 09/24/2024(d)	16,000	15,011
Pilgrim's Pride Corp.
6.25%, 07/01/2033	43,000	42,754
Total Food & Beverage		57,765

Health Care Facilities & Services (0.13%)
HCA, Inc.
5.50%, 06/01/2033	30,000	29,882

Industrial Other (0.26%)
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	42,000	41,525
Quanta Services, Inc.
0.95%, 10/01/2024	19,000	17,944
Total Industrial Other		59,469

	Principal	Value
	Amount	(Note 2)
Internet Media (0.13%)
Meta Platforms, Inc.
5.60%, 05/15/2053	$8,000	$8,243
5.75%, 05/15/2063	21,000	21,796
Total Internet Media		30,039

Life Insurance (0.10%)
Five Corners Funding Trust III
5.79%, 02/15/2033(d)	22,000	22,453

Medical Equipment & Devices Manufacturing (0.09%)
Revvity, Inc.
0.85%, 09/15/2024	23,000	21,746

Pharmaceuticals (0.82%)
Eli Lilly & Co.
4.70%, 02/27/2033	35,000	35,304
Merck & Co., Inc.
4.30%, 05/17/2030	12,000	11,731
4.50%, 05/17/2033	12,000	11,816
5.00%, 05/17/2053	29,000	29,115
5.15%, 05/17/2063	21,000	21,230
Pfizer Investment Enterprises Pte, Ltd.
4.65%, 05/19/2030	41,000	40,600
5.11%, 05/19/2043	32,000	31,779
5.30%, 05/19/2053	8,000	8,226
Total Pharmaceuticals		189,801

Pipeline (1.93%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	50,000	45,207
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	63,000	50,365
4.32%, 12/30/2039(d)	62,000	44,664
Gray Oak Pipeline LLC
2.00%, 09/15/2023(d)	28,000	27,832
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	74,000	72,670
4.63%, 04/01/2029(d)	32,000	29,674
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	91,000	91,500
6.88%, 01/15/2029	46,000	46,845
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	38,000	38,061
Total Pipeline		446,818

Power Generation (0.45%)
Alexander Funding Trust
1.84%, 11/15/2023(d)	40,000	39,397
Vistra Operations Co. LLC
5.13%, 05/13/2025(d)	39,000	38,112
5.50%, 09/01/2026(d)	29,000	28,071

	Principal	Value
	Amount	(Note 2)
Total Power Generation		105,580

Property & Casualty Insurance (0.11%)
Allstate Corp.
5.25%, 03/30/2033	$26,000	$25,820

Publishing & Broadcasting (0.30%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	25,000	22,056
5.63%, 07/15/2027(d)	24,000	22,584
Scripps Escrow II, Inc.
3.88%, 01/15/2029(d)	12,000	9,988
5.38%, 01/15/2031(d)	22,000	16,789
Total Publishing & Broadcasting		71,417

Real Estate (0.19%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	13,000	11,931
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024(d)	33,000	32,856
Total Real Estate		44,787

Refining & Marketing (0.28%)
HF Sinclair Corp.
4.50%, 10/01/2030	46,000	41,506
5.88%, 04/01/2026	22,000	22,102
Total Refining & Marketing		63,608

Restaurants (0.08%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	18,000	18,115

Semiconductors (0.06%)
Microchip Technology, Inc.
0.97%, 02/15/2024	15,000	14,596

Software & Services (0.57%)
Concentrix Corp.
6.60%, 08/02/2028	26,000	25,714
6.85%, 08/02/2033	26,000	25,152
CoStar Group, Inc.
2.80%, 07/15/2030(d)	54,000	45,201
Leidos, Inc.
5.75%, 03/15/2033	21,000	21,039
VMware, Inc.
2.20%, 08/15/2031	21,000	16,471
Total Software & Services		133,577

Transportation & Logistics (0.15%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	43,316	35,713

	Principal	Value
	Amount	(Note 2)
Utilities (0.67%)
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.17%, 04/30/2043(b)	$23,000	$22,396
5Y US TI + 3.53%, 09/15/2053(b)	22,000	22,215
Pacific Gas and Electric Co.
3.25%, 02/16/2024	48,000	47,244
Sempra
5Y US TI + 2.87%, 04/01/2052(b)	32,000	26,327
Southern California Edison Co.
1.10%, 04/01/2024	10,000	9,685
Southern Co.
5.11%, 08/01/2027	28,000	27,761
Total Utilities		155,628

Waste & Environment Services & Equipment (0.15%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	36,000	35,043

Wireless Telecommunications Services (0.37%)
AT&T, Inc.
5.35%, 11/01/2066	1,048	23,255
5.54%, 02/20/2026	18,000	17,970
Sprint LLC
7.88%, 09/15/2023	25,000	25,043
T-Mobile USA, Inc.
4.80%, 07/15/2028	21,000	20,600
Total Wireless Telecommunications Services		86,868

TOTAL CORPORATE BONDS
(Cost $3,447,907)		3,283,010

GOVERNMENT BONDS (10.54%)

U.S. Treasury Bonds (10.54%)
United States Treasury Bonds
3.38%, 05/15/2033	183,000	174,579
3.38%, 08/15/2042	243,000	216,232
3.50%, 02/15/2033	209,000	201,473
3.63%, 02/15/2053	297,000	277,092
3.63%, 05/15/2053	147,000	137,353
3.88%, 02/15/2043	211,000	201,637
3.88%, 05/15/2043	135,000	129,073
4.00%, 11/15/2042	293,000	285,445
4.00%, 11/15/2052	193,000	192,879
United States Treasury Notes
2.50%, 01/31/2024	240,000	236,584
3.50%, 01/31/2028	53,000	51,418
3.88%, 04/30/2025	200,000	196,188
4.25%, 05/31/2025	35,000	34,562
4.63%, 06/30/2025	113,000	112,382

	Principal	Value
	Amount	(Note 2)
Total U.S. Treasury Bonds		2,446,897

TOTAL GOVERNMENT BONDS
(Cost $2,505,000)		$2,446,897

		Value
	Shares	(Note 2)
PREFERRED STOCK (1.22%)

Energy (0.06%)
Pipeline (0.06%)
Energy Transfer LP, Series F, 6.750%(e)	15,000	13,681

Total Energy		13,681

Financials (1.16%)
Banks (0.68%)
Huntington Bancshares, Inc., Series J, 6.875%(e)	1,100	26,378
PNC Financial Services Group, Inc., Series O, 3M US SOFR + 3.939%(b)(e)	133,000	133,739
		160,117

Consumer Finance (0.21%)
Ally Financial, Inc., Series C, 4.700%(e)	18,000	12,641
American Express Co., 3.550%(e)	26,000	21,880
Discover Financial Services, Series D, 6.125%(e)	15,000	14,434
		48,955

Diversified Banks (0.18%)
Citigroup, Inc., 5.900%(e)	41,000	41,033

Life Insurance (0.09%)
Jackson Financial, Inc., 8.000%(e)	800	19,960

Total Financials		270,065

TOTAL PREFERRED STOCK
(Cost $293,553)		283,746

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (4.93%)
Money Market Fund (4.93%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.15%	50,646	$50,646
State Street Institutional Treasury Plus Money Market Fund	5.17%	1,093,844	1,093,844

TOTAL SHORT TERM INVESTMENTS
(Cost $1,144,490)			1,144,490

TOTAL INVESTMENTS (99.90%)
(Cost $20,322,924)			$23,194,530

Other Assets In Excess Of Liabilities (0.10%)			24,184

NET ASSETS (100.00%)			$23,218,714

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
TI – Treasury Index

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2023 was 5.43%
3M US L - 3 Month LIBOR as of July 31, 2023 was 5.63%
1D US SOFR - 1 Day SOFR as of July 31, 2023 was 5.31%
3M US SOFR - 3 Month SOFR as of July 31, 2023 was 5.09%
1Y US TI - 1 Year US TI as of July 31, 2023 was 5.37%
5Y US TI - 5 Year US TI as of July 31, 2023 was 4.18%
7Y US TI - 7 Year US TI as of July 31, 2023 was 4.08%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, the aggregate market value of those securities was $1,007,194, representing 4.34% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, ALPS | Smith Credit Opportunities Fund and ALPS |Smith Balanced Opportunity Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies".

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2023:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$641,482	$–	$641,482
Commercial Mortgage-Backed Securities	–	328,672	–	328,672
Mortgage-Backed Securities	–	7,243,174	–	7,243,174
Corporate Bonds	–	496,595,934	–	496,595,934
Government Bonds	–	159,895,563	–	159,895,563
Short Term Investments	2,044,503	–	–	2,044,503
Total	$2,044,503	$664,704,825	$–	$666,749,328

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$3,993,751	$–	$3,993,751
Collateralized Mortgage Obligations	–	274,483,677	–	274,483,677
Commercial Mortgage-Backed Securities	–	67,085,089	–	67,085,089
Mortgage-Backed Securities	–	350,375,047	–	350,375,047
Corporate Bonds	12,845,436	895,449,233	–	908,294,669
Government Bonds	–	558,607,685	–	558,607,685
Preferred Stock	10,139,524	53,094,569	–	63,234,093
Short Term Investments	22,176,704	–	–	22,176,704
Total	$45,161,664	$2,203,089,051	$–	$2,248,250,715

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Exchange Traded Funds	$2,011,060	$–	$–	$2,011,060
Bank Loans	–	591,127	–	591,127
Collateralized Mortgage Obligations	–	4,636,781	–	4,636,781
Commercial Mortgage-Backed Securities	–	3,294,922	–	3,294,922
Mortgage-Backed Securities	–	3,934,701	–	3,934,701
Corporate Bonds	1,156,787	180,447,922	–	181,604,709
Government Bonds	–	11,741,636	–	11,741,636
Preferred Stock	1,068,000	7,386,438	–	8,454,438
Short Term Investments	2,690,184	–	–	2,690,184
Total	$6,926,031	$212,033,527	$–	$218,959,558

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$14,059,419	$–	$–	$14,059,419
Collateralized Mortgage Obligations	–	1,028,958	–	1,028,958
Commercial Mortgage-Backed Securities	–	22,357	–	22,357
Mortgage-Backed Securities	–	925,653	–	925,653
Corporate Bonds	23,255	3,259,755	–	3,283,010
Government Bonds	–	2,446,897	–	2,446,897
Preferred Stock	46,338	237,408	–	283,746
Short Term Investments	1,144,490	–	–	1,144,490
Total	$15,273,502	$7,921,028	$–	$23,194,530

(a)	For detailed descriptions of sector and/or industry, see the accompanying Statement of Investments.

For the period ended July 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short- term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set- off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Libor Risk: Certain holdings of the Funds’ underlying investments may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration, have ceased the publication of all non-U.S. dollar LIBOR and the one-week and two-month U.S. dollar LIBOR rates, but the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation established a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.